united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-490-4300

Date of fiscal year end: 11/30

Date of reporting period: 5/31/23

Item 1. Reports to Stockholders.

Inspire Global Hope ETF (BLES)

Inspire Small/Mid Cap ETF (ISMD)

Inspire Corporate Bond ETF (IBD)

Inspire 100 ETF (BIBL)

Inspire International ETF (WWJD)

Inspire Tactical Balanced ETF (RISN)

Inspire Faithward Mid Cap Momentum ETF (GLRY)

Inspire Fidelis Multi Factor ETF (FDLS)

Semi-Annual Report
May 31, 2023

1-877-658-9473
www.inspireetf.com

INSPIRE ETF SEMI-ANNUAL REPORT

SHAREHOLDER LETTER (unaudited)

Dear Shareholders:

We are honored to present you with the Semi-Annual Report for the Inspire Investing suite of Exchange Traded Funds (ETFs) as of May 31,2023.

We believe the past 6 months ended May 31, 2023 has been a period of the markets building a base that is preparing us for the official end of the bear market of 2022 and the start of the next bull market. We also believe long-term investors will be rewarded for holding steady to their long term goals in the face of all the bad news and volatility that we have endured in the past year. It looked like the new bull market got started right out of the gate in January 2023 but that strong rally only lasted about 6 to 8 weeks before the momentum turned negative for the next few months. Support held in late May and we did not see a massive sell off as some pundits were expecting another bear market wave down of -30% or more. Although we still face several headwinds in the next 6 months the next bull market could be just around the corner. Whatever challenges we may face this year we know they will not be a surprise to our Heavenly Father so our faith will remain steadfast in Him.

We are thankful that the Lord has been faithful during the past 6 months and provided for our needs in amazing ways for His Glory. In the past 6 months, God continued to bless Inspire and has opened many opportunities to expand the biblically responsible investing (BRI) movement. We remain thankful as well for you, our shareholders, for being part of the BRI movement through the Inspire ETFs. We could not do what we do without you, and we sincerely appreciate the trust you have placed in Inspire by investing in one or more of the Inspire ETFs.

BLES – Inspire Global Hope ETF

The market started out strong but weakened during the last half of the past 6 months, providing a bumpy ride for the fund. What that means is after moving up in the month of January and reversing course to fall during February and March BLES started to move back up in April to only turn down again in May to finish down for the past 6 months ended May 31, 2023, -1.05% on a market price basis and -0.96% on the NAV.

ISMD -Inspire Small/Mid Cap ETF

The small-cap and mid-cap markets underperformed the US large-cap markets over the past 6 months ended May 31, 2023 with ISMD being down only -5.30% on a market price basis and -6.03% on the NAV.

IBD – Inspire Corporate Bond ETF

As the fear of inflation subsided and the expectation that the Federal Reserve was close to ending their interest rate increase cycle allowed the yield curve to recede slightly from the peak we saw at the start of the year. This falling yield curve allowed the fixed income markets to outperform the equity markets as the negative correlation between equities and fixed income came back in favor and gave positive total returns for IBD over the past 6 months. For the 6 months ended May 31, 2023, IBD was up 1.94% on a market price basis and up 2.30% on the NAV.

BIBL – Inspire 100 ETF

BIBL participated in the mini correction in the US large cap markets to finish the past 6 months ended May 31,2023 with a negative return of -2.97% on a market price basis and -3.16% on the NAV.

WWJD – Inspire International ETF

The correction we saw in the US domestic equity markets over the past 6 months was not evident in the international developed countries or emerging markets. International and emerging markets had positive performance in a strong divergence with the negative moves in the US equity markets. For the 6 months ended May 31, 2023, WWJD was up 2.37% on a market price basis and up 2.96% on the NAV.

RISN – Inspire Tactical Balanced ETF

RISN holds an 80% exposure to US large cap stocks and 20% to US fixed income during normal market conditions but the last 6 months have not been normal markets. RISN remained in a defensive allocation over the past several months, ending the most recent fiscal quarter ended May 31, 2023 with an allocation of 60% US large cap stocks/40% US fixed income/Cash. Even with having a more conservative stance RISN still experienced negative performance in the 6 months ended May 31, 2023. RISN was down -2.73% on a market price basis and down -2.38% on the NAV.

GLRY – Inspire Faithward Mid Cap Momentum ETF

GLRY is focused on US mid cap stocks that the manager believes have the potential of outperformance over a market cycle when momentum factors are in favor. Momentum factors seemed to suffer less than the broader mid cap market in the 6 months ended May 31, 2023, as GLRY was down -2.92% on a market price basis and -2.96% on the NAV.

FDLS – Inspire Fidelis Multi Factor ETF

FDLS is focused on global stocks across all capitalization categories that the index manager believes have the potential of outperformance based on a multi factor analysis approach. Due to an overweight to US equity markets vs International and Emerging Markets stocks FDLS saw negative performance in the 6 months ended May 31, 2022, as FDLS was down -5.37% on a market price basis and -4.97% on the NAV.

Note: None of the Inspire ETFs use derivatives. Although Inspire doesn’t have a policy or practice of maintaining a specified level of distributions or yield payout to shareholders, we pay out income monthly from the Fixed Income fund and quarterly from the Equity funds. All funds continue to be invested in ways that are consistent with the stated objectives and investment strategy detailed in each fund’s prospectus.

Closing Comments

Although the 6 months ended May 31, 2023 have been full of challenges as well as a shallow correction in the capital markets bringing negative performance, we know that our God is still on the throne as our Provider. We are grateful to God our Father, for His provision and wisdom in good times as well as these present challenging times. We cannot be certain of what the future holds but we remain confident in the one that holds the future. Even with all of the bad news in the media we remain thankful to be a part of the mission of making a positive impact in the world through our ETFs alongside you, our brothers and sisters in Christ and fellow shareholders.

Thank you again for being shareholders, but more importantly thank you for being co-workers with us in making a positive impact in the world by inspiring transformation for God’s Glory.

May the Grace and Peace of Jesus Christ our Lord be with you in the remainder of 2023.

Sincerely,

Darrell Jayroe, CFA

Senior Portfolio Manager

The views in this report were those of the Author as of May 31, 2023 and may not reflect their views on the date that this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investments and do not constitute investment advice.

There is no guarantee that the Funds will achieve their objectives, generate positive returns, or avoid losses.

Biblically Responsible Investment Risk. The Funds utilize related biblical values screening criteria in selecting its component securities. As a result of its strategy, a Fund’s exclusion of securities of certain issuers for nonfinancial reasons may cause the Fund to forgo some market opportunities available to funds that do not use these criteria. This could be due to biblically responsible companies falling out of favor with investors or failing to perform as well as companies that do not screen favorably.

ETF shares are not redeemable with the issuing fund other than in large Creation Unit aggregations. Instead, investors must buy or sell ETF Shares in the secondary market with the assistance of a stockbroker. In doing so, the investor may incur brokerage commissions and may pay more than net asset value when buying and receive less than net asset value when selling. Certain Funds track an underlying index and may focus their investments in securities of a particular industry to the extent the underlying index does. This may cause those Funds’ net asset value to fluctuate more than that of a fund that does not focus in a particular industry.

Certain of the Funds are not actively managed, and the Adviser will not sell shares of an equity security of those Funds due to current or projected underperformance of a security, industry or sector, unless that security is removed from the underlying index or the selling of shares of that security is otherwise required upon a rebalancing of the underlying index as addressed in its methodology. Tracking error may occur because of imperfect correlation between a Fund’s holdings of portfolio securities and those in the underlying index. Certain Funds’ use of a representative sampling approach, if used, could result in its holding a smaller number of securities than are in the underlying index. To the extent the assets in the Funds are smaller, these risks will be greater.

This material must be preceded or accompanied by the prospectus. Before investing, carefully consider the Funds’ investment objectives, risks, charges and expenses. To obtain a prospectus which contains this and other information visit www.inspireetf.com. Read it carefully. The Inspire ETFs are distributed by Foreside Financial Services LLC, Member FINRA. Inspire Investing, LLC and Foreside Financial Services LLC are not affiliated.

Advisory Services are offered through Inspire Investing, LLC, a Registered Investment Adviser with the SEC.

Inspire Global Hope ETF
PORTFOLIO REVIEW (Unaudited)
May 31, 2023

The Fund’s performance figures* for the periods ended May 31, 2023, as compared to its benchmarks:

			Annualized	Annualized	Since Inception** -
	Six Month	One Year	Three Year	Five Year	May 31, 2023
Inspire Global Hope ETF - NAV	(0.96)%	(3.52)%	12.17%	6.17%	7.25%
Inspire Global Hope ETF - Market Price	(1.05)%	(3.31)%	12.23%	6.06%	7.29%
Inspire Global Hope Large Cap Equal Weight Index ***	(0.57)%	(2.64)%	12.56%	6.55%	7.67%
S&P Global 1200 Total Return Index ****	4.11%	2.33%	11.55%	8.25%	9.39%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.inspireetf.com or by calling 1-877-658-9473.

The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Since November 2, 2020, market price returns are calculated using the closing price and account for distributions from the Fund. Prior to November 2, 2020, market price returns were calculated using the midpoint price and accounted for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses (gross) are 0.61% per the March 30, 2023 prospectus.

**	As of the commencement of operations on February 27, 2017.

***	Inspire Global Hope Large Cap Equal Weight Index (BLESI) tracks the stock performance of 400 of the most inspiring large cap companies from around the globe, as determined by the adviser’s revolutionary Inspire Impact Score® methodology which measures a company’s positive impact on the world. Under normal circumstances, the index will be comprised of 50% US large cap companies, 40% international developed large cap companies and 10% emerging market large cap companies. Inspire defines “large cap” as a market capitalization of $5B or greater. The index is equally weighted, rebalanced quarterly and calculated on a gross total return basis in United States Dollars. Investors cannot invest directly in an index.

****	The S&P Global 1200 Total Return Index provides efficient exposure to the global equity market. Capturing approximately 70% of global market capitalization, it is constructed as a composite of 7 headline indices, many of which are accepted leaders in their regions. These include the S&P 500® (US), S&P Europe 350, S&P TOPIX 150 (Japan), S&P/TSX 60 (Canada), S&P/ASX All Australian 50, S&P Asia 50 and S&P Latin America 40. Investors cannot invest directly in an index.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

The Fund’s Top Sectors and Industries are as follows:

Sectors/Industries	% of Net Assets
Common Stock
Oil & Gas Producers	7.3%
Banking	6.4%
Electric Utilities	6.1%
Medical Equipment & Devices	4.2%
Software	4.1%
Insurance	3.8%
Semiconductors	3.8%
Technology Services	3.5%
Chemicals	3.4%
Food	3.1%
Preferred Stock
Chemicals	0.2%
Right
Medical Equipment & Devices	0.0	% ^
Collateral For Securities Loaned	1.2%
Other Sectors	53.3%
Liabilities in Excess of Other Assets	(0.4)%
	100.0%

^	Amount less than 0.05%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Inspire Small/Mid Cap ETF
PORTFOLIO REVIEW (Unaudited)
May 31, 2023

The Fund’s performance figures* for the periods ended May 31, 2023, as compared to its benchmarks:

					Annualized
			Annualized	Annualized	Since Inception** -
	Six Month	One Year	Three Year	Five Year	May 31, 2023
Inspire Small/Mid Cap ETF - NAV	(6.03)%	(4.12)%	14.26%	4.37%	5.82%
Inspire Small/Mid Cap ETF - Market Price	(5.30)%	(3.90)%	14.13%	4.37%	5.83%
Inspire Small/Mid Cap Impact Equal Weight Index ***	(5.92)%	(3.72)%	16.43%	5.53%	7.04%
S&P SmallCap 600 Equal Weight Total Return Index ****	(9.76)%	(9.11)%	16.76%	4.29%	6.16%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.inspireetf.com or by calling 1-877-658-9473.

The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Since November 2, 2020, market price returns are calculated using the closing price and account for distributions from the Fund. Prior to November 2, 2020, market price returns were calculated using the midpoint price and accounted for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses (gross) are 0.54% per the March 30, 2023 prospectus.

**	As of the commencement of operations on February 27, 2017.

***	Inspire Small/Mid Cap Impact Equal Weight Index (ISMDI) tracks the stock performance of 500 of the most inspiring small and mid cap companies in the U.S., as determined by the adviser’s revolutionary Inspire Impact Score® methodology which measures a company’s positive impact on the world. Under normal circumstances the index will be comprised of 50% U.S. mid cap companies with market cap between $2B-3.5B, and 50% U.S. small cap companies with market cap between $1B-2B. The adviser believes that companies in this “smid cap” capitalization range have the potential to deliver above average growth. The index is equally weighted, rebalanced quarterly and calculated on a gross total return basis in United States Dollars. Investors cannot invest directly in an index.

****	The S&P SmallCap 600 Equal Weight Total Return Index (EWI) is the equal-weight version of the S&P SmallCap 600. The index has the same constituents as the capitalization weighted S&P SmallCap 600, but each company in the S&P SmallCap 600 EWI is allocated a fixed weight. Investors cannot invest directly in an index.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

The Fund’s Top Sectors and Industries are as follows:

Sectors/Industries	% of Net Assets
Banking	9.2%
Biotech & Pharma	4.9%
Software	4.6%
Machinery	4.3%
Technology Hardware	4.2%
Semiconductors	4.1%
Chemicals	3.5%
Home Construction	3.5%
Insurance	3.3%
Health Care Facilities & Services	2.9%
Collateral For Securities Loaned	1.0%
Other Sectors	55.2%
Liabilities in Excess of Other Assets	(0.7)%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Inspire Corporate Bond ETF
PORTFOLIO REVIEW (Unaudited)
May 31, 2023

The Fund’s performance figures* for the periods ended May 31, 2023, as compared to its benchmarks:

					Annualized
			Annualized	Annualized	Since Inception** -
	Six Month	One Year	Three Year	Five Year	May 31, 2023
Inspire Corporate Bond ETF - NAV	2.30%	(0.27)%	(1.92)%	0.94%	0.67%
Inspire Corporate Bond ETF - Market Price	1.94%	(0.28)%	(2.06)%	0.90%	0.66%
Inspire Corporate Bond Impact Equal Weight Index ***	2.35%	0.07%	(1.00)%	2.35%	2.01%
Bloomberg U.S. Intermediate Credit Total Return Index ****	2.39%	(0.01)%	(1.31)%	1.84%	1.53%
Bloomberg Intermediate Corporate Total Return Index - Unhedged USD *****	2.46%	0.03%	(1.24)%	1.94%	1.64%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.inspireetf.com or by calling 1-877-658-9473.

The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Since November 2, 2020, market price returns are calculated using the closing price and account for distributions from the Fund. Prior to November 2, 2020, market price returns were calculated using the midpoint price and accounted for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses (gross) are 0.45% per the March 30, 2023 prospectus.

**	As of the commencement of operations on July 10, 2017.

***	Inspire Corporate Bond Impact Equal Weight Index (INSP BOND) is comprised of 250 investment grade, intermediate term corporate bonds issued by some of the most inspiring large cap “blue chip” companies in the United States, as determined by Inspire’s revolutionary Inspire Impact Score methodology which measures a company’s positive impact on the world. The adviser defines “large cap” as a market capitalization of $5B or greater and “investment grade” as BBB-/Baa3 or higher. The index is equally weighted, rebalanced quarterly and calculated on a total return basis in U.S. Dollars (“USD”). Investors cannot invest directly in an index.

****	The Bloomberg U.S. Intermediate Credit Total Return Index (LUICTRUU) measures the investment grade, fixed-rate, taxable corporate bond market whose maturity ranges between 1 to 9.9999 years. It includes USD denominated securities publicly issued by US and non-US industrial, utility and financial issuers. Investors cannot invest directly in an index.

*****	The Bloomberg Intermediate Corporate Total Return Index - Unhedged USD (LB06TRUU) measures the investment grade, fixed-rate, taxable corporate bond market. It includes USD-denominated securities publicly issued by US and non-US industrial, utility and financial issuers that have between 1 and up to, but not including, 10 years to maturity. The US Intermediate Corporate Index is a component of the US Credit and US Aggregate Indices, and provided the necessary inclusion rules are met, US Intermediate Corporate Index securities also contribute to the multi-currency Global Aggregate Index.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

The Fund’s Top Sectors and Industries are as follows:

Sectors/Industries	% of Net Assets
Real Estate Investment Trusts	19.5%
Oil & Gas Producers	10.3%
Commercial Support Services	6.2%
Electric Utilities	5.3%
Technology Services	5.1%
Electrical Equipment	4.0%
Semiconductors	4.0%
Home Construction	3.7%
Medical Equipment & Devices	3.7%
Machinery	3.6%
Collateral For Securities Loaned	0.0	% ^
Other Sectors	32.4%
Other Assets Less Liabilities	2.2%
	100.0%

^	Amount less than 0.05%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Inspire 100 ETF
PORTFOLIO REVIEW (Unaudited)
May 31, 2023

The Fund’s performance figures* for the periods ended May 31, 2023, as compared to its benchmarks:

					Annualized
			Annualized	Annualized	Since Inception** -
	Six Month	One Year	Three Year	Five Year	May 31, 2023
Inspire 100 ETF - NAV	(3.16)%	(4.56)%	7.64%	7.63%	8.12%
Inspire 100 ETF - Market Price	(2.97)%	(4.49)%	7.62%	7.60%	8.13%
Inspire 100 Index ***	(3.00)%	(4.12)%	9.04%	8.50%	9.00%
S&P 500 Total Return Index ****	3.33%	2.92%	12.92%	11.01%	11.04%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.inspireetf.com or by calling 1-877-658-9473.

The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Since November 2, 2020, market price returns are calculated using the closing price and account for distributions from the Fund. Prior to November 2, 2020, market price returns were calculated using the midpoint price and accounted for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund until at least March 31, 2024 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.35% of average daily net assets. This fee waiver and expense reimbursement is subject to possible recoupment from the Fund if such recoupment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the Fund’s expense cap in place at the time such expenses were waived, and (ii) the Fund’s current expense cap at the time of recoupment. This agreement may be terminated by the Board of Trustees only on 60 days’ written notice to the Fund’s adviser. The Fund’s total annual operating expenses (gross) are 0.45% per the March 30, 2023 prospectus.

**	As of the commencement of operations on October 30, 2017.

***	The Inspire 100 Index (INSP100) is a rules based, passive index which tracks the stock performance of the one-hundred highest Inspire Impact Scoring companies in the United States with market capitalizations above $20B. The index is market-cap weighted, rebalanced annually and calculated on a total return basis in U.S. Dollars. Investors cannot invest directly in an index.

****	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

The Fund’s Top Sectors and Industries are as follows:

Sectors/Industries	% of Net Assets
Medical Equipment & Devices	11.4%
Semiconductors	11.1%
Software	10.7%
Technology Services	10.3%
Commercial Support Services	4.7%
Electrical Equipment	4.6%
Industrial Reit	4.1%
Residential Reit	3.4%
Metals & Mining	3.0%
Transportation & Logistics	2.6%
Other Sectors	33.9%
Other Assets Less Liabilities	0.2%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Inspire International ETF
PORTFOLIO REVIEW (Unaudited)
May 31, 2023

The Fund’s performance figures* for the periods ended May 31, 2023, as compared to its benchmarks:

				Annualized
			Annualized	Since Inception** -
	Six Month	One Year	Three Year	May 31, 2023
Inspire International ETF - NAV	2.96%	(1.39)%	12.21%	7.46%
Inspire International ETF - Market Price	2.37%	(1.15)%	11.93%	7.51%
Inspire Global Hope Ex-US Index ***	4.48%	(0.31)%	12.67%	6.43%
S&P International 700 Total Return Index ****	5.56%	1.26%	9.18%	5.41%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.inspireetf.com or by calling 1-877-658-9473.

The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Since November 2, 2020, market price returns are calculated using the closing price and account for distributions from the Fund. Prior to November 2, 2020, market price returns were calculated using the midpoint price and accounted for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses (gross) are 0.80% per the March 30, 2023 prospectus.

**	As of the commencement of operations on September 30, 2019.

***	The Inspire Global Hope Ex-US Index (IGHXUSG) intends to track the price movements of a portfolio of 150 of the most inspiring, biblically aligned large cap companies outside of the United States. The index is comprised of 80% international developed large cap companies and 20% emerging markets large cap companies. The adviser defines “large cap” as a market capitalization of $5B U.S. Dollars (“USD”) or greater. The index is equally weighted, rebalanced quarterly and calculated on a gross total return basis in USD. Investors cannot invest directly in an index.

****	The S&P International 700 Total Return Index measures the non-U.S. component of the global equity market through an index that is designed to be highly liquid and efficient to replicate. The index covers all regions included in the S&P Global 1200 except for the U.S., which is represented by the S&P 500. Investors cannot invest directly in an index.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

The Fund’s Top Sectors and Industries are as follows:

Sectors/Industries	% of Net Assets
Common Stock
Banking	10.9%
Electric Utilities	8.8%
Oil & Gas Producers	7.4%
Metals & Mining	5.1%
Insurance	5.1%
Transportation & Logistics	4.1%
Chemicals	3.8%
Food	3.6%
Real Estate Owners & Developers	3.5%
Automotive	3.1%
Preferred Stock
Chemicals	0.4%
Collateral For Securities Loaned	1.6%
Other Sectors	43.2%
Liabilities in Excess of Other Assets	(0.6)%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Inspire Tactical Balanced ETF
PORTFOLIO REVIEW (Unaudited)
May 31, 2023

The Fund’s performance figures* for the periods ended May 31, 2023, as compared to its benchmark:

			Since Inception** -
	Six Month	One Year	May 31, 2023
Inspire Tactical Balanced ETF - NAV	(2.38)%	(5.75)%	1.92%
Inspire Tactical Balanced ETF - Market Price	(2.73)%	(5.88)%	1.82%
S&P Target Risk Moderate Index ***	1.92%	(0.46)%	1.20%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.inspireetf.com or by calling 1-877-658-9473.

The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Since November 2, 2020, market price returns are calculated using the closing price and account for distributions from the Fund. Prior to November 2, 2020, market price returns were calculated using the midpoint price and accounted for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses (gross) are 0.81% per the March 30, 2023 prospectus.

**	As of the commencement of operations on July 15, 2020.

***	The S&P Target Risk Moderate Index is designed to measure the performance of moderate stock-bond allocations to fixed income while seeking to increase opportunities for higher returns through equities. Investors cannot invest directly in an index.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

The Fund’s Top Asset Types are as follows:

Sectors/Industries	% of Net Assets
Transportation & Logistics	6.4%
Technology Services	5.8%
Machinery	4.2%
Retail - Discretionary	4.0%
Electrical Equipment	3.5%
Banking	2.8%
Wholesale - Discretionary	2.5%
Semiconductors	2.5%
Industrial Support Services	2.5%
Medical Equipment & Devices	2.5%
Other Sectors	22.9%
Other Assets Less Liabilities	40.4%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Inspire Faithward Mid Cap Momentum ETF
PORTFOLIO REVIEW (Unaudited)
May 31, 2023

The Fund’s performance figures* for the periods ended May 31, 2023, as compared to its benchmark:

			Since Inception** -
	SixMonth	One Year	May 31, 2023
Inspire Faithward Mid Cap Momentum ETF - NAV	(2.96)%	(8.79)%	(0.79)%
Inspire Faithward Mid Cap Momentum ETF - Market Price	(2.92)%	(8.79)%	(0.80)%
S&P MidCap 400 Index® ***	(5.82)%	(4.59)%	4.55%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.inspireetf.com or by calling 1-877-658-9473.

The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund until at least March 31, 2024 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.80% of average daily net assets. This fee waiver and expense reimbursement is subject to possible recoupment from the Fund if such recoupment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the Fund’s expense cap in place at the time such expenses were waived, and (ii) the Fund’s current expense cap at the time of recoupment. This agreement may be terminated by the Board of Trustees only on 60 days’ written notice to the Fund’s adviser. The Fund’s total annual operating expenses (gross) are 1.28% per the March 30, 2023 prospectus.

**	As of the commencement of operations on December 7, 2020.

***	The S&P MidCap 400 Index® provides investors with a benchmark for mid-sized companies. The index, which is distinct from the large-cap S&P 500®, is designed to measure the performance of 400 mid-sized companies, reflecting the distinctive risk and return characteristics of this market segment. Investors cannot invest directly in an index.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

The Fund’s Top Sectors and Industries are as follows:

Sectors/Industries	% of Net Assets
Insurance	10.0%
Retail - Discretionary	8.7%
Steel	6.3%
Oil & Gas Producers	6.2%
Health Care Facilities & Services	6.0%
Chemicals	5.0%
Retail - Consumer Staples	4.9%
Gas & Water Utilities	4.4%
Semiconductors	4.1%
Industrial Support Services	3.3%
Other Sectors	39.3%
Other Assets Less Liabilities	1.8%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Inspire Fidelis Multi Factor ETF
PORTFOLIO REVIEW (Unaudited)
May 31, 2023

The Fund’s performance figures* for the periods ended May 31, 2023, as compared to its benchmark:

		Since Inception** -
	Six Month	May 31, 2023
Inspire Fidelis Multi Factor ETF - NAV	(4.97)%	(0.85)%
Inspire Fidelis Multi Factor ETF - Market Price	(5.37)%	(0.93)%
WI Fidelis Multi-Cap, Multi-Factor Index ***	(4.25)%	0.45%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.inspireetf.com or by calling 1-877-658-9473.

The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses (gross) are 0.85% per the March 30, 2023 prospectus.

**	As of the commencement of operations on August 23, 2022.

***	The WI Fidelis Multi-Cap, Multi-Factor Index tracks the performance of the 100 stocks which rank the highest within their market cap and sector based on WI Fidelis Index’s factor-based methodology. This methodology is designed to provide access to high quality companies (i.e. faith-based social impact, profitability, financial health, and growth) with market caps greater than $250M that also have value (including low volatility and higher dividend yield) and momentum (including positive earnings per share trend) characteristics.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

The Fund’s Top Sectors and Industries are as follows:

Sectors/Industries	% of Net Assets
Semiconductors	10.0%
Technology Hardware	8.1%
Insurance	5.7%
Oil & Gas Producers	5.7%
Biotech & Pharma	5.3%
Retail - Discretionary	5.0%
Medical Equipment & Devices	4.9%
Banking	4.7%
Electrical Equipment	4.6%
Health Care Facilities & Services	4.0%
Collateral For Securities Loaned	1.0%
Other Sectors	41.6%
Liabilities in Excess of Other Assets	(0.6)%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.0%
	AEROSPACE & DEFENSE - 1.4%
2,191	HEICO Corporation	$338,685
2,493	Safran S.A.	360,855
840	Teledyne Technologies, Inc.(a)	326,466
5,310	Textron, Inc.	328,530
2,491	Thales S.A.(b)	346,882
510	TransDigm Group, Inc.	394,561
		2,095,979
	APPAREL & TEXTILE PRODUCTS - 0.8%
2,348	Cie Financiere Richemont S.A.	372,606
185	Hermes International	376,011
51,936	PRADA SpA	347,209
		1,095,826
	ASSET MANAGEMENT - 1.8%
17,844	3i Group plc	433,971
11,581	Brookfield Corporation	347,791
7,266	Charles Schwab Corporation (The)	382,846
4,373	Groupe Bruxelles Lambert S.A.	336,866
18,738	Investor A.B.	380,904
1,865	LPL Financial Holdings, Inc.	363,265
399	Partners Group Holding A.G.	359,538
		2,605,181
	AUTOMOTIVE - 1.5%
12,139	Cie Generale des Etablissements Michelin SCA	344,568
4,929	Continental A.G.	328,073
6,731	Denso Corporation	415,939
1,375	Ferrari N.V.	394,171
292,240	Geely Automobile Holdings Ltd.	339,988
6,758	Toyota Industries Corporation	418,043
		2,240,782
	BANKING - 6.4%
1,091,100	Bank Mandiri Persero Tbk P.T.	367,533
1,174,369	Bank Rakyat Indonesia Persero Tbk P.T.	436,707
8,855	Canadian Imperial Bank of Commerce	365,069
5,658	Commonwealth Bank of Australia	356,104

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	BANKING - 6.4% (Continued)
32,896	Credit Agricole S.A.(b)	$375,894
18,454	Danske Bank A/S(a)	375,260
6,790	East West Bancorp, Inc.	324,902
21,110	First Horizon Corporation	217,644
44,557	Grupo Financiero Banorte S.A.B. de C.V.	358,050
17,406	ICICI Bank Ltd. - ADR	398,946
145,224	Intesa Sanpaolo SpA	334,541
20,100	KakaoBank Corporation	398,387
5,469	KBC Group N.V.	357,586
3,163	M&T Bank Corporation	376,903
3,220	Macquarie Group Ltd.	357,536
190,017	Malayan Banking Bhd	356,084
19,990	National Australia Bank Ltd.	337,608
12,981	OTP Bank Nyrt	404,100
55,746	Powszechna Kasa Oszczednosci Bank Polski S.A.	422,125
412,022	Public Bank Bhd	340,086
20,380	Regions Financial Corporation	351,963
30,889	Skandinaviska Enskilda Banken A.B.	346,609
40,092	Standard Bank Group Ltd.	308,022
1,583	SVB Financial Group(a)	609
42,913	Svenska Handelsbanken A.B., A Shares	338,969
22,742	Swedbank A.B., A Shares	347,901
16,513	United Overseas Bank Ltd.	341,296
		9,296,434
	BEVERAGES - 0.3%
6,938	Monster Beverage Corporation(a)	406,706

	BIOTECH & PHARMA - 2.6%
1,869	Alnylam Pharmaceuticals, Inc.(a)	345,784
27,887	Biohaven Ltd.(a)	488,301
3,239	Celltrion, Inc.	419,736
15,167	Chugai Pharmaceutical Company Ltd.	408,701
1,937	CSL Ltd.	385,951
3,429	Horizon Therapeutics plc(a)	343,003

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	BIOTECH & PHARMA - 2.6% (Continued)
5,188	Incyte Corporation(a)	$319,321
3,690	Neurocrine Biosciences, Inc.(a)	330,366
2,706	Sarepta Therapeutics, Inc.(a)	334,462
4,121	UCB S.A.	359,030
		3,734,655
	CABLE & SATELLITE - 0.2%
4,576	Liberty Broadband Corporation - Series A(a)	338,029

	CHEMICALS - 3.4%
2,213	Air Liquide S.A.	370,465
4,778	Akzo Nobel N.V.	359,690
1,694	Albemarle Corporation	327,840
5,175	CF Industries Holdings, Inc.	318,314
2,446,602	Chandra Asri Petrochemical Tbk P.T.	349,235
450	EMS-Chemie Holding A.G.	348,286
115	Givaudan S.A.	378,246
3,992	LyondellBasell Industries N.V., Class A	341,476
8,169	Mosaic Company (The)	261,081
7,274	Novozymes A/S, Class B	350,426
5,091	Nutrien Ltd.	268,202
2,815	PPG Industries, Inc.	369,581
4,294	RPM International, Inc.	342,618
3,414	Symrise A.G.	364,788
3,234	Westlake Corporation	336,174
		5,086,422
	COMMERCIAL SUPPORT SERVICES - 2.1%
810	Cintas Corporation	382,433
6,244	Edenred	400,919
5,561	Eurofins Scientific S.E.	366,335
2,770	Republic Services, Inc.	392,315
9,978	Rollins, Inc.	392,335
4,225	SGS S.A.	374,962
2,685	Waste Connections, Inc.	366,916

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	COMMERCIAL SUPPORT SERVICES - 2.1% (Continued)
2,293	Waste Management, Inc.	$371,283
		3,047,498
	CONSTRUCTION MATERIALS - 2.4%
4,484	Advanced Drainage Systems, Inc.	433,916
1,655	Carlisle Companies, Inc.	351,588
6,545	Cie de Saint-Gobain	362,329
7,328	CRH plc	345,372
5,784	Holcim Ltd.	356,480
1,060	Martin Marietta Materials, Inc.	421,922
40,216	Siam Cement PCL (The)	369,773
1,338	Sika A.G.	364,873
2,185	Vulcan Materials Company	427,168
		3,433,421
	CONTAINERS & PACKAGING - 0.6%
33,220	Amcor plc	322,975
10,420	International Paper Company	306,765
2,703	Packaging Corp of America	335,253
		964,993
	DATA CENTER REIT - 0.3%
3,854	Digital Realty Trust, Inc.	394,881

	DIVERSIFIED INDUSTRIALS - 0.7%
10,531	Alfa Laval A.B.	378,181
2,480	Dover Corporation	330,658
1,542	Illinois Tool Works, Inc.	337,282
		1,046,121
	ELECTRIC UTILITIES - 6.1%
3,317,140	AC Energy Corporation(a)	345,265
15,647	AES Corporation (The)	308,872
7,022	Alliant Energy Corporation	361,352
9,453	Avangrid, Inc.	354,771
12,677	CenterPoint Energy, Inc.	357,618
51,296	CLP Holdings Ltd.	373,719
29,643	E.ON S.E.	358,301

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	ELECTRIC UTILITIES - 6.1% (Continued)
68,330	EDP - Energias de Portugal S.A.	$333,143
16,252	EDP Renovaveis S.A.	322,713
9,057	Emera, Inc.(b)	373,397
17,081	Endesa S.A.	369,294
2,828,872	Enel Americas S.A.	364,853
60,354	Enel SpA	377,849
26,002	Engie S.A.	390,211
3,494	Entergy Corporation	343,111
6,167	Evergy, Inc.	356,761
8,795	Fortis, Inc.	369,916
25,232	Fortum OYJ	335,186
239,017	Gulf Energy Development PCL	335,853
29,772	Iberdrola S.A.	362,724
16,695	SSE plc	390,664
178,633	Tenaga Nasional Bhd	368,032
44,736	Terna Rete Elettrica Nazionale SpA	374,449
4,371	Verbund A.G.	329,565
3,951	WEC Energy Group, Inc.	345,120
		8,902,739
	ELECTRICAL EQUIPMENT - 2.2%
2,586	AMETEK, Inc.	375,151
4,598	Amphenol Corporation, Class A	346,919
15,669	Assa Abloy A.B., Class B	347,605
115,160	Delta Electronics Thailand PCL	328,611
3,513	Generac Holdings, Inc.(a)	382,636
2,334	Keysight Technologies, Inc.(a)	377,641
850	Roper Technologies, Inc.	386,087
1,689	Schindler Holding A.G.	349,708
7,188	Trimble, Inc.(a)	335,464
		3,229,822
	ENGINEERING & CONSTRUCTION - 0.8%
12,621	Ferrovial S.A.	390,486
2,250	Quanta Services, Inc.	399,555

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	ENGINEERING & CONSTRUCTION - 0.8% (Continued)
2,859	WSP Global, Inc.	$354,282
		1,144,323
	ENTERTAINMENT CONTENT - 0.3%
59,962	Bollore S.E.	383,854

	FOOD - 3.1%
10,674	Ajinomoto Company, Inc.	415,242
176	Barry Callebaut A.G.	355,714
6,833	Campbell Soup Company	345,408
89,375	China Mengniu Dairy Company Ltd.	346,973
32	Chocoladefabriken Lindt & Spruengli A.G.	382,571
9,978	Conagra Brands, Inc.	347,933
6,460	Darling Ingredients, Inc.(a)	409,434
3,222	DSM-Firmenich A.G.(a)	358,253
74,173	Grupo Bimbo S.A.B. de C.V.	397,694
9,404	Hormel Foods Corporation	359,703
3,586	Lamb Weston Holdings, Inc.	398,763
117,324	Wilmar International Ltd.	339,225
		4,456,913
	FORESTRY, PAPER & WOOD PRODUCTS - 0.8%
28,697	Stora Enso OYJ, R Shares	363,275
45,681	Suzano S.A.	405,350
11,431	UPM-Kymmene OYJ	342,918
		1,111,543
	GAS & WATER UTILITIES - 1.0%
3,355	Atmos Energy Corporation	386,764
420,438	Hong Kong & China Gas Company Ltd.	379,064
12,312	Naturgy Energy Group S.A.,(b)	350,268
69,738	Snam SpA	364,453
		1,480,549
	HEALTH CARE FACILITIES & SERVICES - 1.7%
5,707	Catalent, Inc.(a)	212,472
814	Elevance Health, Inc.	364,525
13,732	Fresenius S.E. & Company KGaA	375,550

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 1.7% (Continued)
1,749	ICON PLC(a)	$372,589
285,191	IHH Healthcare Bhd	356,496
1,888	IQVIA Holdings, Inc.(a)	371,766
1,404	Molina Healthcare, Inc.(a)	384,556
		2,437,954
	HEALTH CARE REIT - 0.5%
17,210	Healthpeak Properties, Inc.	343,512
8,731	Ventas, Inc.	376,655
		720,167
	HOME CONSTRUCTION - 1.1%
3,852	DR Horton, Inc.	411,548
690	Geberit A.G.	365,418
3,586	Lennar Corporation, Class A	384,132
67	NVR, Inc.(a)	372,133
		1,533,231
	HOUSEHOLD PRODUCTS - 1.0%
2,832	Beiersdorf A.G.	360,621
4,230	Church & Dwight Company, Inc.	391,063
12,988	Essity A.B. - Series B	345,085
815	LG Household & Health Care Ltd.	324,920
		1,421,689
	INDUSTRIAL REIT - 0.5%
29,642	Goodman Group	378,404
3,032	Prologis, Inc.	377,636
		756,040
	INDUSTRIAL SUPPORT SERVICES - 1.2%
6,130	Ashtead Group plc	373,567
6,968	Fastenal Company	375,227
954	United Rentals, Inc.	318,436
249,444	United Tractors Tbk P.T.	369,790
1,181	Watsco, Inc.	383,080
		1,820,100
	INSTITUTIONAL FINANCIAL SERVICES - 1.8%
185,976	B3 S.A. - Brasil Bolsa Balcao	489,835

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 1.8% (Continued)
2,805	Cboe Global Markets, Inc.	$371,438
1,899	Deutsche Boerse A.G.	327,764
8,504	Hong Kong Exchanges & Clearing Ltd.	311,247
4,576	Interactive Brokers Group, Inc., Class A	353,404
3,602	Intercontinental Exchange, Inc.	381,632
3,891	London Stock Exchange Group plc	413,751
		2,649,071
	INSURANCE - 3.8%
58,654	BB Seguridade Participacoes S.A.	359,505
6,536	Brown & Brown, Inc.	407,388
3,352	Cincinnati Financial Corporation	323,468
20,468	Dai-ichi Life Holdings, Inc.	351,711
561	Fairfax Financial Holdings Ltd.	402,645
2,611	Intact Financial Corporation	384,768
125,232	Legal & General Group plc	355,265
6,438	Loews Corporation	360,528
294	Markel Group, Inc.(a)	386,531
14,621	Power Corp of Canada	378,451
27,271	Prudential PLC	358,160
7,854	Sampo OYJ, A Shares	361,098
607	Swiss Life Holding A.G.	350,517
17,351	Tryg A/S	394,662
6,012	W R Berkley Corporation	334,748
		5,509,445
	INTERNET MEDIA & SERVICES - 1.5%
141	Booking Holdings, Inc.(a)	353,737
51,370,889	GoTo Gojek Tokopedia Tbk P.T.(a)	503,703
1,995	Naspers Ltd., N Shares	301,089
4,736	Prosus N.V.	311,634
4,016	REA Group Ltd.	359,186
33,450	Snap, Inc., Class A(a)	341,190
		2,170,539
	MACHINERY - 2.7%
29,572	Atlas Copco A.B.	430,589

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	MACHINERY - 2.7% (Continued)
1,645	Caterpillar, Inc.	$338,459
24,378	CNH Industrial N.V.	311,336
10,487	FANUC Corporation	361,084
5,143	Graco, Inc.	393,388
1,683	Nordson Corporation	366,776
1,113	Parker-Hannifin Corporation	356,650
17,587	Sandvik A.B.	308,899
705	SMC Corporation	379,848
1,526	Snap-on, Inc.	379,760
46,987	WEG S.A.	352,282
		3,979,071
	MEDICAL EQUIPMENT & DEVICES - 4.2%
1,121	Align Technology, Inc.(a)	316,862
788	Bio-Rad Laboratories, Inc., Class A(a)	294,200
2,822	Coloplast A/S - Series B	355,164
4,542	Edwards Lifesciences Corporation(a)	382,573
2,063	EssilorLuxottica S.A.	371,371
5,539	Exact Sciences Corporation(a)	451,871
4,635	Hologic, Inc.(a)	365,655
751	IDEXX Laboratories, Inc.(a)	349,042
1,175	Insulet Corporation(a)	322,244
1,464	Intuitive Surgical, Inc.(a)	450,677
244	Mettler-Toledo International, Inc.(a)	322,536
2,223	Repligen Corporation(a)	373,286
1,706	ResMed, Inc.	359,608
1,274	Sonova Holding A.G.	326,441
1,312	Stryker Corporation	361,561
1,208	Waters Corporation(a)	303,474
1,074	West Pharmaceutical Services, Inc.	359,393
		6,065,958
	METALS & MINING - 3.0%
7,343	Agnico Eagle Mines Ltd.	373,643
6,975	Anglo American Platinum Ltd.	401,627

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	METALS & MINING - 3.0% (Continued)
19,677	Antofagasta plc	$327,314
12,003	BHP Group Ltd.	328,000
25,595	Fortescue Metals Group Ltd.	319,917
2,578	Franco-Nevada Corporation	374,626
9,120	Freeport-McMoRan, Inc.	313,181
7,638	Newmont Corporation	309,721
49,686	Norsk Hydro ASA	300,162
4,717	Rio Tinto Ltd.	328,230
128,035	South32 Ltd.	323,064
4,901	Southern Copper Corporation	327,240
7,790	Wheaton Precious Metals Corporation	353,008
		4,379,733
	MULTI ASSET CLASS REIT - 0.5%
39,369	Segro PLC	390,527
4,846	WP Carey, Inc.	336,119
		726,646
	OFFICE REIT - 0.5%
3,015	Alexandria Real Estate Equities, Inc.	342,082
6,994	Boston Properties, Inc.	340,398
		682,480
	OIL & GAS PRODUCERS - 7.3%
15,256	Aker BP ASA	331,395
16,147	Antero Resources Corporation(a)	329,560
10,408	APA Corporation	330,766
6,781	Canadian Natural Resources Ltd.	365,276
21,548	Cenovus Energy, Inc.	344,269
4,920	Chesapeake Energy Corporation	370,230
15,252	Coterra Energy, Inc.	354,609
7,391	Devon Energy Corporation	340,725
2,768	Diamondback Energy, Inc.	351,951
107,017	ENEOS Holdings, Inc.	356,188
26,442	Eni SpA	351,825
3,265	EOG Resources, Inc.	350,302
11,676	EQT Corporation	405,975

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	OIL & GAS PRODUCERS - 7.3% (Continued)
12,969	Equinor ASA	$331,414
35,157	Inpex Corporation	373,396
21,443	Kinder Morgan, Inc.	345,447
50,541	MOL Hungarian Oil & Gas plc	411,010
5,982	Occidental Petroleum Corporation	344,922
8,101	OMV A.G.	360,853
5,928	ONEOK, Inc.	335,880
10,391	Ovintiv, Inc.	343,630
27,405	Polski Koncern Naftowy ORLEN S.A.	389,356
83,616	PTT Exploration & Production PCL	336,209
81,190	Santos Ltd.	384,909
5,157	Targa Resources Corporation	350,934
6,303	TotalEnergies S.E.	357,554
9,020	Tourmaline Oil Corporation	377,054
2,693	Valero Energy Corporation	288,259
12,592	Williams Companies, Inc. (The)	360,887
16,803	Woodside Energy Group Ltd.	374,808
		10,649,593
	OIL & GAS SERVICES & EQUIPMENT - 0.5%
11,861	Halliburton Company	339,818
7,618	Schlumberger Ltd	326,279
		666,097
	PUBLISHING & BROADCASTING - 0.2%
5,529	Liberty Media Corp-Liberty Formula One - Series A(a)	349,156

	REAL ESTATE OWNERS & DEVELOPERS - 1.7%
61,147	CK Asset Holdings Ltd.	329,529
84,935	Hongkong Land Holdings Ltd.	364,370
276,961	Sino Land Company Ltd.	360,058
618,930	SM Prime Holdings, Inc.	359,485
16,710	Sumitomo Realty & Development Company Ltd.	403,992
150,447	Swire Properties Ltd.	358,510
19,745	Vonovia S.E.	362,108
		2,538,052

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	RENEWABLE ENERGY - 0.6%
1,790	Enphase Energy, Inc.(a)	$311,245
1,730	First Solar, Inc.(a)	351,121
32,253	Plug Power, Inc.(a),(b)	268,345
		930,711
	RESIDENTIAL REIT - 2.0%
3,586	Camden Property Trust	374,629
5,624	Equity LifeStyle Properties, Inc.	355,268
6,264	Equity Residential	380,851
1,803	Essex Property Trust, Inc.	389,556
12,038	Invitation Homes, Inc.	407,847
2,494	Mid-America Apartment Communities, Inc.	366,768
2,668	Sun Communities, Inc.	337,849
9,184	UDR, Inc.	364,329
		2,977,097
	RETAIL - CONSUMER STAPLES - 1.5%
19,307	Aeon Company Ltd.	382,402
7,445	Alimentation Couche-Tard, Inc.	360,462
191,338	Cencosud S.A.	361,519
1,788	Dollar General Corporation	359,549
2,619	Dollar Tree, Inc.(a)	353,251
15,707	Jeronimo Martins SGPS S.A.	379,036
		2,196,219
	RETAIL - DISCRETIONARY - 1.7%
153	AutoZone, Inc.(a)	365,187
1,850	Burlington Stores, Inc.(a)	278,351
5,861	CarMax, Inc.(a)	423,222
2,249	Genuine Parts Company	334,944
5,374	Moncler SpA	363,665
22,353	SM Investments Corporation	368,844
1,596	Tractor Supply Company	334,506
		2,468,719
	RETAIL REIT - 0.7%
19,337	Kimco Realty Corporation	355,414
5,945	Realty Income Corporation	353,371

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	RETAIL REIT - 0.7% (Continued)
3,385	Simon Property Group, Inc.	$355,933
		1,064,718
	SELF-STORAGE REIT - 0.5%
2,332	Extra Space Storage, Inc.	336,438
1,249	Public Storage	353,842
		690,280
	SEMICONDUCTORS - 3.8%
1,905	Analog Devices, Inc.	338,499
551	ASML Holding N.V.	395,422
585	Broadcom, Inc.	472,657
4,563	Entegris, Inc.	480,255
9,156	Infineon Technologies A.G.	339,840
943	KLA Corporation	417,740
3,948	Lattice Semiconductor Corporation(a)	321,012
4,483	Microchip Technology, Inc.	337,391
757	Monolithic Power Systems, Inc.	370,862
2,022	NXP Semiconductors N.V.	362,140
4,575	ON Semiconductor Corporation(a)	382,470
3,195	Skyworks Solutions, Inc.	330,714
7,044	STMicroelectronics N.V.	305,601
3,487	Teradyne, Inc.	349,363
5,795	Wolfspeed, Inc.(a),(b)	278,392
		5,482,358
	SOFTWARE - 4.1%
1,129	ANSYS, Inc.(a)	365,333
1,788	Cadence Design Systems, Inc.(a)	412,867
2,886	Check Point Software Technologies Ltd.(a)	360,202
6,062	Cloudflare, Inc., Class A(a)	419,248
9,090	Dassault Systemes S.E.	399,369
5,137	Datadog, Inc., Class A(a)	487,552
6,443	DocuSign, Inc.(a)	363,385
5,653	Fortinet, Inc.(a)	386,269
876	HubSpot, Inc.(a)	453,759
1,658	Nice Ltd.(a)	333,511

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	SOFTWARE - 4.1% (Continued)
809	ServiceNow, Inc.(a)	$440,727
6,635	SS&C Technologies Holdings, Inc.	364,660
974	Synopsys, Inc.(a)	443,131
1,056	Tyler Technologies, Inc.(a)	419,190
2,041	Veeva Systems, Inc., Class A(a)	338,194
		5,987,397
	SPECIALTY FINANCE - 0.0%(d)
1	Isracard Ltd.	4

	STEEL - 0.7%
2,427	Nucor Corporation	320,510
1,462	Reliance Steel & Aluminum Company	343,102
3,317	Steel Dynamics, Inc.	304,832
		968,444
	TECHNOLOGY HARDWARE - 1.2%
2,247	Arista Networks, Inc.(a)	373,766
3,703	Garmin Ltd.	381,964
5,892	NetApp, Inc.	390,935
668	Samsung SDI Company Ltd.	362,835
1,181	Zebra Technologies Corporation, Class A(a)	310,095
		1,819,595
	TECHNOLOGY SERVICES - 3.5%
6,194	Cognizant Technology Solutions Corporation, Class A	387,063
5,442	CoStar Group, Inc.(a)	432,095
1,251	EPAM Systems, Inc.(a)	321,032
1,854	Equifax, Inc.	386,781
6,933	Fidelity National Information Services, Inc.	378,334
1,782	FleetCor Technologies, Inc.(a)	403,712
1,155	Gartner, Inc.(a)	396,003
3,560	Global Payments, Inc.	347,776
2,485	Jack Henry & Associates, Inc.	379,932
673	MSCI, Inc.	316,667
3,272	Paychex, Inc.	343,331
1,957	Verisk Analytics, Inc.	428,798

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	TECHNOLOGY SERVICES - 3.5% (Continued)
4,019	WNS Holdings Ltd. - ADR(a)	$312,276
2,934	Wolters Kluwer N.V.	334,884
		5,168,684

	TELECOMMUNICATIONS - 1.2%
109,087	Koninklijke KPN N.V.	375,166
53,581	MTN Group Ltd.	331,329
201,126	Singapore Telecommunications Ltd.	370,332
150,109	Telia Company A.B.	349,462
131,693	Telstra Group Ltd.	373,403
		1,799,692

	TIMBER REIT - 0.2%
12,478	Weyerhaeuser Company	357,619

	TRANSPORTATION & LOGISTICS - 3.0%
2,296	Aena SME S.A.	358,742
3,184	Canadian National Railway Company	358,977
12,514	CSX Corporation	383,804
1,916	DSV A/S	369,132
6,696	East Japan Railway Company	369,424
3,416	Expeditors International of Washington, Inc.	376,819
2,144	JB Hunt Transport Services, Inc.	357,984
1,250	Kuehne + Nagel International A.G.	355,559
1,105	Old Dominion Freight Line, Inc.	343,036
36,477	Poste Italiane SpA	377,985
3,968	Ryanair Holdings plc - ADR(a)	416,957
38,924	Transurban Group	375,647
		4,444,066

	TRANSPORTATION EQUIPMENT - 0.5%
5,131	PACCAR, Inc.	352,910
18,576	Volvo A.B.	358,016
		710,926

	WHOLESALE - CONSUMER STAPLES - 0.5%
3,928	Bunge Ltd.	363,890

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)

	WHOLESALE - CONSUMER STAPLES - 0.5% (Continued)
11,538	ITOCHU Corporation	$390,895
		754,785

	WHOLESALE - DISCRETIONARY - 0.8%
4,990	Copart, Inc.(a)	437,075
6,643	LKQ Corporation	350,418
1,093	Pool Corporation	345,639
		1,133,132

	TOTAL COMMON STOCKS (Cost $139,702,994)	144,506,139

	PREFERRED STOCK - 0.2%
	CHEMICALS - 0.2%
4,779	Sociedad Quimica y Minera de Chile S.A., Class B (Cost $282,895)	308,067

		Expiration Date	Exercise Price
	RIGHT - 0.0%(d)
	MEDICAL EQUIPMENT & DEVICES – 0.0%(d)
1,226	ABIOMED, Inc. - CVR(a) (f) (Cost $0)	12/31/2029	$35	—

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COLLATERAL FOR SECURITIES LOANED - 1.2%

	MONEY MARKET FUND - 1.2%
1,823,101	Fidelity Government Portfolio - Institutional Class, 5.02% (Cost $1,823,101)(c)(e)	$1,823,101

	TOTAL INVESTMENTS - 100.4% (Cost $141,808,990)	$146,637,307
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(620,415)
	NET ASSETS - 100.0%	$146,016,892

A.B.	- Aktiebolag

ADR	- American Depositary Receipt

A.G.	- Aktiengesellschaft

A/S	- Anonim Sirketi

CVR	- Contingent Value Right

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

N.V.	- Naamioze Vennootschap

OYJ	- Julkinen osakeyhtiö

PLC	- Public Limited Company

P.T.	- Perseroan Terbatas

REIT	- Real Estate Investment Trust

S.A.	- Société Anonyme

S.A.B. de C.V.	- Sociedad Anonima Bursátil de Capital Variable

S.E.	- Societas Europaea

(a)	- Non-income producing security.

(b)	- All or a portion of the security is on loan. The total fair value of the securities on loan as of May 31, 2023 was $1,715,092.

(c)	- Security was purchased with cash received as collateral for securities on loan at May 31, 2023. Total collateral had a value of $1,823,101 at May 31, 2023.

(d)	- Percentage rounds to less than 0.1%.

(e)	- Rate disclosed is the seven day effective yield as of May 31, 2023.

(f)	- Illiquid security. The total fair value of these securities as of May 31, 2023 was $0, representing 0.0% of net assets.

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.7%
	ADVERTISING & MARKETING - 0.1%
17,569	QuinStreet, Inc.(a)	$161,986

	AEROSPACE & DEFENSE - 1.4%
5,100	AAR Corporation(a)	255,561
4,934	Aerojet Rocketdyne Holdings, Inc.(a)	268,804
3,047	AeroVironment, Inc.(a)	284,620
4,067	Hexcel Corporation	280,582
1,341	Huntington Ingalls Industries, Inc.	270,051
8,095	Spirit AeroSystems Holdings, Inc., Class A	215,246
2,840	Woodward, Inc.	299,365
		1,874,229
	APPAREL & TEXTILE PRODUCTS - 0.8%
53,613	Hanesbrands, Inc.	220,349
5,731	Kontoor Brands, Inc.	224,426
2,639	Oxford Industries, Inc.	263,742
5,822	Skechers USA, Inc., Class A(a)	299,076
		1,007,593
	ASSET MANAGEMENT - 0.6%
9,872	B Riley Financial, Inc.(b)	357,169
4,383	Cohen & Steers, Inc.	238,479
4,714	Stifel Financial Corporation	261,957
		857,605
	AUTOMOTIVE - 1.6%
18,581	Dana, Inc.	239,137
3,240	Dorman Products, Inc.(a)	265,842
9,916	Gentex Corporation	260,394
4,636	Gentherm, Inc.(a)	254,795
25,330	Goodyear Tire & Rubber Company (The)(a)	347,781
2,003	Lear Corporation	245,688
7,569	Standard Motor Products, Inc.	267,337
1,783	Visteon Corporation(a)	238,173
		2,119,147
	BANKING - 9.2%
7,684	Ameris Bancorp	242,507

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	BANKING - 9.2% (Continued)
3,382	BancFirst Corporation	$286,016
12,392	BankUnited, Inc.	234,457
26,631	Brookline Bancorp, Inc.	218,907
13,031	Byline Bancorp, Inc.	230,909
3,062	City Holding Company	263,914
4,738	Commerce Bancshares, Inc.	227,187
5,326	Community Bank System, Inc.	263,317
15,083	Customers Bancorp, Inc.(a)	347,211
8,344	Eagle Bancorp, Inc.	166,296
5,034	East West Bancorp, Inc.	240,877
9,053	FB Financial Corporation	241,353
13,818	First Busey Corporation	258,397
22,664	First Commonwealth Financial Corporation	286,700
12,852	First Financial Bancorp	243,674
8,755	First Financial Bankshares, Inc.	226,755
15,655	First Horizon Corporation	161,403
9,336	First Interstate BancSystem, Inc., Class A	205,859
24,127	FNB Corporation	265,156
20,235	Fulton Financial Corporation	225,823
6,682	Glacier Bancorp, Inc.	192,575
9,422	Hilltop Holdings, Inc.	278,137
12,854	Home BancShares, Inc.	275,975
28,450	Hope Bancorp, Inc.	228,169
5,839	Independent Bank Group, Inc.	194,847
6,553	International Bancshares Corporation	279,944
17,919	Lakeland Bancorp, Inc.	233,126
8,326	NBT Bancorp, Inc.	279,337
31,474	New York Community Bancorp, Inc.	323,553
23,258	Northwest Bancshares, Inc.	244,442
4,540	Prosperity Bancshares, Inc.	259,597
9,161	Renasant Corporation	239,285
8,892	S&T Bancorp, Inc.	238,483
10,778	Sandy Spring Bancorp, Inc.	225,691
5,164	ServisFirst Bancshares, Inc.	208,109

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	BANKING - 9.2% (Continued)
8,401	Southside Bancshares, Inc.	$222,627
9,143	Synovus Financial Corporation	247,684
5,727	Texas Capital Bancshares, Inc.(a)	270,887
22,091	TFS Financial Corporation	249,849
10,500	Towne Bank	244,020
4,871	UMB Financial Corporation	275,893
7,937	United Bankshares, Inc.	233,507
9,936	United Community Banks, Inc.	224,653
30,283	Valley National Bancorp	223,489
7,097	Webster Financial Corporation	252,298
9,122	WesBanco, Inc.	220,205
6,315	Westamerica BanCorporation	238,896
7,864	Western Alliance Bancorp	266,590
3,818	Wintrust Financial Corporation	242,710
9,373	Zions Bancorp NA	255,789
		12,207,085
	BEVERAGES - 0.3%
520	Coca-Cola Consolidated, Inc.	344,105

	BIOTECH & PHARMA - 4.9%
12,113	Agios Pharmaceuticals, Inc.(a)	306,217
25,093	Amicus Therapeutics, Inc.(a)	282,547
15,292	Arcus Biosciences, Inc.(a)	314,098
33,093	BioCryst Pharmaceuticals, Inc.(a)	273,679
20,505	Biohaven Ltd.(a)	359,042
40,831	Coherus Biosciences, Inc.(a)	166,999
7,860	Cytokinetics, Inc.(a)	296,243
18,109	Deciphera Pharmaceuticals, Inc.(a)	244,472
26,714	Emergent BioSolutions, Inc.(a)	227,870
6,906	Enanta Pharmaceuticals, Inc.(a)	162,153
14,359	Exelixis, Inc.(a)	276,842
7,275	Halozyme Therapeutics, Inc.(a)	235,928
2,816	Heska Corporation(a)	337,160
5,107	Intra-Cellular Therapies, Inc.(a)	303,254

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	BIOTECH & PHARMA - 4.9% (Continued)
26,298	Ironwood Pharmaceuticals, Inc.(a)	$286,122
7,517	Mirati Therapeutics, Inc.(a)	279,332
402,560	Nektar Therapeutics(a)	233,525
2,738	Neurocrine Biosciences, Inc.(a)	245,133
6,826	Pacira BioSciences, Inc.(a)	259,593
4,460	Prestige Consumer Healthcare, Inc.(a)	255,246
8,656	Revance Therapeutics, Inc.(a)	264,527
6,558	Sage Therapeutics, Inc.(a)	324,621
2,010	Sarepta Therapeutics, Inc.(a)	248,436
13,296	Syndax Pharmaceuticals, Inc.(a)	265,521
		6,448,560
	BUSINESS DEVELOPMENT COMPANIES - 0.5%
21,546	Hercules Capital, Inc.(b)	311,555
22,640	New Mountain Finance Corporation	271,001
		582,556
	CABLE & SATELLITE - 0.2%
400	Cable One, Inc.	244,732

	CHEMICALS - 3.5%
7,324	AdvanSix, Inc.	240,960
2,202	Balchem Corporation	272,233
3,616	Cabot Corporation	247,624
9,329	Chemours Company (The)	247,125
67,779	Codexis, Inc.(a)	149,792
4,093	HB Fuller Company	257,613
3,882	Ingevity Corporation(a)	183,192
2,721	Innospec, Inc.	251,312
2,403	Materion Corporation	241,117
4,628	Minerals Technologies, Inc.	257,363
761	NewMarket Corporation	296,652
4,989	Olin Corporation	236,030
1,416	Quaker Houghton	268,771
1,702	Rogers Corporation(a)	268,014
3,184	RPM International, Inc.	254,051

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	CHEMICALS - 3.5% (Continued)
3,652	Sensient Technologies Corporation	$263,054
13,362	Trinseo plc	165,956
7,939	Valvoline, Inc.	305,651
1,569	WD-40 Company	297,560
		4,704,070
	COMMERCIAL SUPPORT SERVICES - 2.5%
6,196	ABM Industries, Inc.	273,615
5,215	Brady Corporation, Class A	248,651
4,175	Brink’s Company (The)	277,763
5,634	CBIZ, Inc.(a)	284,066
1,463	CorVel Corporation(a)	285,929
8,671	Forrester Research, Inc.(a)	248,858
40,774	Harsco Corporation(a)	344,948
2,293	Insperity, Inc.	253,881
5,394	Korn Ferry	253,518
15,698	TrueBlue, Inc.(a)	259,645
1,585	UniFirst Corporation	271,209
13,400	Viad Corporation(a)	311,148
		3,313,231
	CONSTRUCTION MATERIALS - 1.1%
1,228	Carlisle Companies, Inc.	260,876
1,888	Eagle Materials, Inc.	307,612
9,136	MDU Resources Group, Inc.	266,588
2,532	Simpson Manufacturing Company, Inc.	299,257
9,763	Summit Materials, Inc., Class A(a)	308,804
		1,443,137
	CONSUMER SERVICES - 1.0%
2,438	Grand Canyon Education, Inc.(a)	255,405
7,738	Matthews International Corporation, Class A	297,913
2,673	Medifast, Inc.	210,365
4,038	Service Corp International	256,857
11,463	Upbound Group, Inc.	342,858
		1,363,398

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	CONTAINERS & PACKAGING - 0.6%
2,358	AptarGroup, Inc.	$265,251
5,196	Silgan Holdings, Inc.	233,768
2,145	UFP Technologies, Inc.(a)	331,682
		830,701
	ELECTRIC UTILITIES - 1.6%
4,342	ALLETE, Inc.	258,653
4,431	Black Hills Corporation	270,069
7,270	Hawaiian Electric Industries, Inc.	261,066
2,575	IDACORP, Inc.	267,980
3,597	MGE Energy, Inc.	258,121
7,422	OGE Energy Corporation	261,848
3,284	Ormat Technologies, Inc.	279,468
5,693	PNM Resources, Inc.	261,423
		2,118,628
	ELECTRICAL EQUIPMENT - 2.8%
2,897	AAON, Inc.	250,909
2,846	Advanced Energy Industries, Inc.	279,335
5,577	Alarm.com Holdings, Inc.(a)	280,077
1,977	Atkore International Group, Inc.(a)	230,854
2,284	Badger Meter, Inc.	314,895
3,230	Belden, Inc.	282,593
5,640	Cognex Corporation	309,974
11,335	FARO Technologies, Inc.(a)	171,045
5,043	Itron, Inc.(a)	341,563
5,298	National Instruments Corporation	306,224
2,728	OSI Systems, Inc.(a)	324,660
16,130	SMART Global Holdings, Inc.(a)	364,216
1,663	Watts Water Technologies, Inc., Class A	263,502
		3,719,847
	ENGINEERING & CONSTRUCTION - 1.8%
3,293	AECOM	257,019
1,916	Comfort Systems USA, Inc.	283,530
1,709	EMCOR Group, Inc.	281,712
2,776	Exponent, Inc.	253,504

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	ENGINEERING & CONSTRUCTION - 1.8% (Continued)
2,466	Installed Building Products, Inc.	$257,796
5,047	KBR, Inc.	297,873
2,934	MasTec, Inc.(a)	297,390
1,885	Tetra Tech, Inc.	259,131
1,340	TopBuild Corporation(a)	270,224
		2,458,179
	FOOD - 2.6%
4,599	Cal-Maine Foods, Inc.	218,682
4,790	Darling Ingredients, Inc.(a)	303,590
10,131	Flowers Foods, Inc.	253,072
9,230	Fresh Del Monte Produce, Inc.	243,303
16,294	Hain Celestial Group, Inc. (The)(a)	198,950
17,468	Herbalife Ltd.(a)	206,821
2,723	Ingredion, Inc.	284,826
1,885	J & J Snack Foods Corporation	290,196
2,864	John B Sanfilippo & Son, Inc.	332,883
2,661	Lamb Weston Holdings, Inc.	295,903
1,375	Lancaster Colony Corporation	270,298
18,013	Phibro Animal Health Corporation, Class A	239,573
3,089	Post Holdings, Inc.(a)	262,441
		3,400,538
	FORESTRY, PAPER & WOOD PRODUCTS - 0.4%
5,109	Louisiana-Pacific Corporation	298,979
5,723	Trex Company, Inc.(a)	293,876
		592,855
	GAS & WATER UTILITIES - 1.6%
3,152	American States Water Company	279,961
2,489	Atmos Energy Corporation	286,932
2,185	Chesapeake Utilities Corporation	279,025
4,823	National Fuel Gas Company	245,539
5,242	New Jersey Resources Corporation	253,975
3,529	ONE Gas, Inc.	285,637
4,468	Southwest Gas Holdings, Inc.	261,512

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	GAS & WATER UTILITIES - 1.6% (Continued)
3,955	Spire, Inc.	$255,374
		2,147,955
	HEALTH CARE FACILITIES & SERVICES - 2.9%
3,853	Acadia Healthcare Company, Inc.(a)	272,137
2,599	Addus HomeCare Corporation(a)	234,300
3,774	Amedisys, Inc.(a)	286,560
519	Chemed Corporation	277,027
57,045	Community Health Systems, Inc.(a)	186,537
2,924	Ensign Group, Inc. (The)	259,096
4,732	HealthEquity, Inc.(a)	259,314
1,477	Medpace Holdings, Inc.(a)	305,695
4,799	National HealthCare Corporation	291,299
19,122	Owens & Minor, Inc.(a)	388,367
8,600	Premier, Inc., Class A	215,000
10,842	Select Medical Holdings Corporation	296,746
8,083	Surgery Partners, Inc.(a)	302,951
4,704	Tenet Healthcare Corporation(a)	334,924
		3,909,953
	HEALTH CARE REIT - 1.0%
14,326	CareTrust REIT, Inc.	277,924
34,078	Medical Properties Trust, Inc.(b)	281,144
10,182	Omega Healthcare Investors, Inc.	303,525
18,770	Physicians Realty Trust	256,398
24,330	Sabra Health Care REIT, Inc.	273,956
		1,392,947
	HOME & OFFICE PRODUCTS - 0.6%
10,073	HNI Corporation	256,862
22,511	Newell Brands, Inc.	187,066
7,058	Tempur Sealy International, Inc.	251,547
113,582	Tupperware Brands Corporation(a)	101,099
		796,574
	HOME CONSTRUCTION - 3.5%
5,408	American Woodmark Corporation(a)	321,776
3,895	Armstrong World Industries, Inc.	243,204

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	HOME CONSTRUCTION - 3.5% (Continued)
4,739	Fortune Brands Innovations, Inc.	$286,473
8,713	Griffon Corporation	274,634
34,440	Interface, Inc.	238,669
6,945	KB Home	300,927
2,440	LGI Homes, Inc.(a)	277,599
4,432	M/I Homes, Inc.(a)	313,209
3,072	Masonite International Corporation(a)	270,551
34,743	Masterbrand, Inc.(a)	360,633
2,397	Meritage Homes Corporation	276,446
4,070	Patrick Industries, Inc.	266,707
10,882	PGT Innovations, Inc.(a)	270,635
7,295	Taylor Morrison Home Corporation(a)	309,527
4,633	Toll Brothers, Inc.	313,654
11,057	Tri Pointe Homes, Inc.(a)	322,975
		4,647,619
	HOTEL REIT - 0.8%
34,521	DiamondRock Hospitality Company	270,990
26,451	RLJ Lodging Trust	271,916
3,140	Ryman Hospitality Properties, Inc.	288,032
21,505	Xenia Hotels & Resorts, Inc.	250,533
		1,081,471
	HOUSEHOLD PRODUCTS - 1.0%
6,565	Edgewell Personal Care Company	255,707
8,017	Energizer Holdings, Inc.	261,354
2,869	Helen of Troy Ltd.(a)	276,227
1,952	Inter Parfums, Inc.	245,171
7,102	Nu Skin Enterprises, Inc., Class A	236,710
		1,275,169
	INDUSTRIAL INTERMEDIATE PROD - 0.7%
2,231	Chart Industries, Inc.(a)	244,808
8,463	Proto Labs, Inc.(a)	260,321
3,410	Timken Company (The)	243,986
866	Valmont Industries, Inc.	227,126
		976,241

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	INDUSTRIAL REIT - 0.6%
1,692	EastGroup Properties, Inc.	$278,520
5,254	First Industrial Realty Trust, Inc.	273,103
4,683	Rexford Industrial Realty, Inc.	254,943
		806,566
	INDUSTRIAL SUPPORT SERVICES - 0.8%
1,968	Applied Industrial Technologies, Inc.	241,985
8,692	Textainer Group Holdings Ltd.	308,305
875	Watsco, Inc.	283,824
1,811	WESCO International, Inc.	248,795
		1,082,909
	INSTITUTIONAL FINANCIAL SERVICES - 0.4%
2,418	Evercore, Inc., Class A	261,023
4,842	SEI Investments Company	273,960
		534,983
	INSURANCE - 3.3%
2,288	American Financial Group, Inc.	256,874
5,682	AMERISAFE, Inc.	290,123
2,308	Assurant, Inc.	276,937
12,580	CNO Financial Group, Inc.	273,112
6,668	Employers Holdings, Inc.	241,115
55,617	Genworth Financial, Inc., Class A(a)	297,551
2,145	Hanover Insurance Group, Inc. (The)	239,082
8,339	Horace Mann Educators Corporation	250,587
5,139	Kemper Corporation	222,416
8,810	Mercury General Corporation	264,388
12,611	NMI Holdings, Inc., Class A(a)	317,166
1,618	Primerica, Inc.	294,508
15,150	ProAssurance Corporation	184,073
2,083	Reinsurance Group of America, Inc.	291,620
2,085	RLI Corporation	258,227
3,731	Safety Insurance Group, Inc.	271,691
6,517	Trupanion, Inc.(a)	146,437
		4,375,907

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	INTERNET MEDIA & SERVICES - 0.4%
10,205	HealthStream, Inc.	$234,919
7,698	TechTarget, Inc.(a)	267,429
		502,348
	LEISURE FACILITIES & SERVICES - 2.3%
9,541	BJ’s Restaurants, Inc.(a)	284,131
7,932	Cheesecake Factory, Inc. (The)	248,510
18,849	Cinemark Holdings, Inc.(a)	301,772
3,180	Jack in the Box, Inc.	275,261
2,048	Marriott Vacations Worldwide Corporation	252,355
3,730	Papa John’s International, Inc.	261,510
4,560	SeaWorld Entertainment, Inc.(a)	254,266
5,001	Shake Shack, Inc., Class A(a)	330,915
6,698	St Joe Company (The)	311,524
2,568	Texas Roadhouse, Inc.	277,087
12,782	Wendy’s Company (The)	281,332
		3,078,663
	LEISURE PRODUCTS - 1.5%
3,390	Brunswick Corporation	255,945
2,304	Fox Factory Holding Corporation(a)	204,872
2,521	Polaris, Inc.	271,536
4,850	Sturm Ruger & Company, Inc.	250,066
3,507	Thor Industries, Inc.	274,492
12,924	Topgolf Callaway Brands Corporation(a)	220,613
10,085	Vista Outdoor, Inc.(a)	268,564
4,848	Winnebago Industries, Inc.	269,743
		2,015,831
	MACHINERY - 4.3%
2,052	AGCO Corporation	226,295
3,110	Albany International Corporation, Class A	264,101
2,407	Crane Company	174,893
2,461	Crane NXT Company	129,522
1,570	Curtiss-Wright Corporation	248,154
4,266	Donaldson Company, Inc.	249,689
2,953	ESCO Technologies, Inc.	265,770

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	MACHINERY - 4.3% (Continued)
2,972	Franklin Electric Company, Inc.	$270,333
3,813	Graco, Inc.	291,656
5,881	Hillenbrand, Inc.	282,112
2,535	John Bean Technologies Corporation	270,256
1,340	Kadant, Inc.	254,225
10,118	Kennametal, Inc.	252,141
1,639	Lincoln Electric Holdings, Inc.	278,073
1,248	Nordson Corporation	271,977
3,364	Oshkosh Corporation	248,364
1,986	Regal Rexnord Corporation	257,962
2,285	Standex International Corporation	311,194
4,078	Tennant Company	298,102
5,759	Terex Corporation	267,045
2,510	Toro Company (The)	245,553
13,110	Zurn Elkay Water Solutions Corporation	295,106
		5,652,523
	MEDICAL EQUIPMENT & DEVICES - 2.1%
21,489	Artivion, Inc.(a)	321,905
4,113	Exact Sciences Corporation(a)	335,539
5,558	Glaukos Corporation(a)	316,917
4,889	Globus Medical, Inc., Class A(a)	264,642
3,348	Haemonetics Corporation(a)	283,241
1,682	ICU Medical, Inc.(a)	294,165
4,839	Integra LifeSciences Holdings Corporation(a)	183,640
12,052	Myriad Genetics, Inc.(a)	265,867
15,019	Neogen Corporation(a)	262,682
6,720	NuVasive, Inc.(a)	256,435
		2,785,033
	METALS & MINING - 0.9%
69,581	Coeur Mining, Inc.(a)	208,743
8,146	Compass Minerals International, Inc.	258,473
1,498	Encore Wire Corporation	245,178
43,908	Hecla Mining Company	234,030

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	METALS & MINING - 0.9% (Continued)
2,151	Royal Gold, Inc.	$266,379
		1,212,803
	MORTGAGE FINANCE REIT - 0.4%
30,164	Apollo Commercial Real Estate Finance, Inc.	304,355
25,340	Invesco Mortgage Capital, Inc.	268,604
		572,959
	MULTI ASSET CLASS REIT - 0.4%
15,655	Elme Communities	236,547
27,179	LXP Industrial Trust	281,031
		517,578
	OFFICE REIT - 1.0%
11,857	Corporate Office Properties Trust	270,577
12,132	Highwoods Properties, Inc.	250,890
8,674	Kilroy Realty Corporation	235,412
38,711	Piedmont Office Realty Trust, Inc., Class A	241,170
19,184	Veris Residential, Inc.(a)	310,012
		1,308,061
	OIL & GAS PRODUCERS - 0.8%
2,063	Chord Energy Corporation	295,091
9,878	SM Energy Company	259,693
55,512	Southwestern Energy Company(a)	264,792
11,042	World Fuel Services Corporation	252,531
		1,072,107
	OIL & GAS SERVICES & EQUIPMENT - 0.4%
15,781	Oceaneering International, Inc.(a)	241,607
40,036	Select Water Solutions, Inc., Class A	290,661
		532,268
	PUBLISHING & BROADCASTING - 0.9%
29,839	EW Scripps Company (The), Class A(a)	235,131
149,850	Gannett Company, Inc.(a)	332,667
8,158	Scholastic Corporation	346,552
3,015	World Wrestling Entertainment, Inc., Class A	305,480
		1,219,830

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	RENEWABLE ENERGY - 0.6%
5,685	Ameresco, Inc., Class A(a)	$244,910
3,226	EnerSys	313,793
8,962	Green Plains, Inc.(a)	259,898
		818,601
	RESIDENTIAL REIT - 0.2%
17,489	Independence Realty Trust, Inc.	302,035

	RETAIL - CONSUMER STAPLES - 1.0%
25,667	Big Lots, Inc.(b)	128,848
1,285	Casey’s General Stores, Inc.	289,961
1,344	Five Below, Inc.(a)	231,867
4,795	Ollie’s Bargain Outlet Holdings, Inc.(a)	264,300
7,934	Sprouts Farmers Market, Inc.(a)	274,199
3,304	Weis Markets, Inc.	196,720
		1,385,895
	RETAIL - DISCRETIONARY - 2.8%
1,324	Asbury Automotive Group, Inc.(a)	276,862
1,425	Avis Budget Group, Inc.(a)	239,101
3,138	Builders FirstSource, Inc.(a)	363,851
1,373	Burlington Stores, Inc.(a)	206,582
912	Dillard’s, Inc., Class A	251,083
35,775	EVgo, Inc.(a),(b)	141,669
4,713	Hibbett, Inc.	169,762
1,216	Lithia Motors, Inc.	283,668
9,745	MarineMax, Inc.(a)	276,466
5,647	Monro, Inc.	233,616
14,858	National Vision Holdings, Inc.(a)	375,165
5,127	Rush Enterprises, Inc., Class A	267,988
17,933	Sally Beauty Holdings, Inc.(a)	201,926
9,237	Sleep Number Corporation(a)	167,559
5,143	Sonic Automotive, Inc., Class A	213,126
		3,668,424
	RETAIL REIT - 1.4%
20,102	Acadia Realty Trust	258,713

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	RETAIL REIT - 1.4% (Continued)
10,349	Four Corners Property Trust, Inc.	$265,969
13,398	Kite Realty Group Trust	260,457
6,325	NNN REIT, Inc.	269,066
20,060	Retail Opportunity Investments Corporation	244,732
7,185	Saul Centers, Inc.	242,925
14,373	Tanger Factory Outlet Centers, Inc.	292,778
		1,834,640
	SEMICONDUCTORS - 4.1%
8,962	Aehr Test Systems(a)	295,925
10,693	Amkor Technology, Inc.	264,973
2,081	Axcelis Technologies, Inc.(a)	327,862
6,199	Azenta, Inc.(a)	268,107
9,139	CEVA, Inc.(a)	228,658
2,535	Cirrus Logic, Inc.(a)	196,919
7,286	Cohu, Inc.(a)	279,345
2,994	Diodes, Inc.(a)	268,981
8,743	FormFactor, Inc.(a)	273,568
2,258	IPG Photonics Corporation(a)	249,441
2,923	Lattice Semiconductor Corporation(a)	237,669
7,944	MaxLinear, Inc.(a)	232,044
3,153	MKS Instruments, Inc.	306,818
3,291	Power Integrations, Inc.	284,342
11,467	Semtech Corporation(a)	249,293
1,601	Silicon Laboratories, Inc.(a)	225,213
2,516	Synaptics, Inc.(a)	216,477
1,792	Universal Display Corporation	264,015
13,221	Veeco Instruments, Inc.(a)	322,725
12,349	Vishay Intertechnology, Inc.	318,357
4,293	Wolfspeed, Inc.(a)	206,236
		5,516,968
	SOFTWARE - 4.6%
67,444	8x8, Inc.(a)	275,172
10,379	ACI Worldwide, Inc.(a)	236,745
44,628	Alignment Healthcare, Inc.(a)	261,966

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	SOFTWARE - 4.6% (Continued)
4,713	Alteryx, Inc., Class A(a)	$183,524
4,030	Blackbaud, Inc.(a)	295,641
5,198	Calix, Inc.(a)	242,279
4,913	CommVault Systems, Inc.(a)	342,387
8,271	Digi International, Inc.(a)	297,342
3,390	Guidewire Software, Inc.(a)	281,302
62,669	LivePerson, Inc.(a)	230,622
1,796	Manhattan Associates, Inc.(a)	325,830
944	MicroStrategy, Inc., Class A(a),(b)	284,739
3,697	New Relic, Inc.(a)	260,454
4,760	Omnicell, Inc.(a)	349,479
5,806	Pegasystems, Inc.	280,778
4,857	Progress Software Corporation	291,420
11,335	Q2 Holdings, Inc.(a)	330,075
2,144	Qualys, Inc.(a)	270,701
6,091	Rapid7, Inc.(a)	290,663
1,836	SPS Commerce, Inc.(a)	286,049
10,693	Varonis Systems, Inc.(a)	281,012
21,353	Veradigm, Inc.(a)	251,538
		6,149,718
	SPECIALTY FINANCE - 1.9%
5,504	Encore Capital Group, Inc.(a)	237,057
6,304	Enova International, Inc.(a)	293,262
6,970	Essent Group Ltd.	307,865
5,010	First American Financial Corporation	275,199
10,481	LendingTree, Inc.(a)	191,697
20,768	MGIC Investment Corporation	314,012
3,047	Nelnet, Inc., Class A	281,848
3,717	Walker & Dunlop, Inc.	272,047
3,377	World Acceptance Corporation(a)	375,490
		2,548,477
	SPECIALTY REIT - 0.2%
2,781	Lamar Advertising Company, Class A	249,956

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	STEEL - 0.9%
7,049	ATI, Inc.(a)	$243,755
5,692	Commercial Metals Company	243,333
1,083	Reliance Steel & Aluminum Company	254,159
2,456	Steel Dynamics, Inc.	225,706
4,319	Worthington Industries, Inc.	242,425
		1,209,378
	TECHNOLOGY HARDWARE - 4.2%
17,591	ADTRAN Holdings, Inc.	156,736
2,244	Arrow Electronics, Inc.(a)	284,180
11,807	Benchmark Electronics, Inc.	278,763
14,487	Extreme Networks, Inc.(a)	298,432
1,901	F5, Inc.(a)	280,550
55,777	GoPro, Inc., Class A(a)	234,263
19,197	Harmonic, Inc.(a)	338,059
3,821	InterDigital, Inc.	317,296
3,149	Jabil, Inc.	281,898
16,476	Knowles Corporation(a)	296,238
5,149	Lumentum Holdings, Inc.(a)	272,382
11,803	NCR Corporation(a)	279,731
9,738	NetScout Systems, Inc.(a)	297,204
8,219	PAR Technology Corporation(a)	284,131
2,881	Plexus Corporation(a)	261,249
4,592	Sanmina Corporation(a)	243,560
2,594	Super Micro Computer, Inc.(a)	580,927
20,743	TTM Technologies, Inc.(a)	284,179
8,286	ViaSat, Inc.(a)	369,639
		5,639,417
	TECHNOLOGY SERVICES - 2.5%
937	CACI International, Inc., Class A(a)	280,369
5,193	CSG Systems International, Inc.	249,160
1,706	ExlService Holdings, Inc.(a)	257,504
396	Fair Isaac Corporation(a)	311,916
6,032	Genpact Ltd.	221,857
2,535	ICF International, Inc.	283,895

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	TECHNOLOGY SERVICES - 2.5% (Continued)
1,844	Jack Henry & Associates, Inc.	$281,929
711	MarketAxess Holdings, Inc.	193,684
3,536	MAXIMUS, Inc.	286,275
3,887	Perficient, Inc.(a)	297,238
65,685	Sabre Corporation(a)	203,624
2,584	Science Applications International Corporation	251,501
1,513	WEX, Inc.(a)	250,931
		3,369,883
	TELECOMMUNICATIONS - 1.2%
108,922	Consolidated Communications Holdings, Inc.(a)	397,565
15,235	EchoStar Corporation, Class A(a)	240,256
245,247	Globalstar, Inc.(a)	279,582
4,483	Iridium Communications, Inc.	269,159
14,738	Shenandoah Telecommunications Company	279,727
26,531	Telephone and Data Systems, Inc.	177,227
		1,643,516
	TIMBER REIT - 0.2%
8,408	Rayonier, Inc.	246,523

	TRANSPORTATION & LOGISTICS - 2.4%
13,407	Air Transport Services Group, Inc.(a)	223,897
3,023	Allegiant Travel Company(a)	294,712
11,572	CryoPort, Inc.(a)	213,041
2,598	Forward Air Corporation	252,707
17,504	Heartland Express, Inc.	273,062
3,323	Hub Group, Inc., Class A(a)	244,440
4,944	Knight-Swift Transportation Holdings, Inc.	271,871
1,555	Landstar System, Inc.	272,716
4,662	Matson, Inc.	318,554
3,138	Ryder System, Inc.	247,369
1,025	Saia, Inc.(a)	291,264
6,135	Werner Enterprises, Inc.	269,449
		3,173,082

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	TRANSPORTATION EQUIPMENT - 0.4%
6,169	Allison Transmission Holdings, Inc.	$291,794
11,502	Trinity Industries, Inc.	243,267
		535,061
	WHOLESALE - CONSUMER STAPLES - 0.2%
6,791	Andersons, Inc. (The)	264,917

	WHOLESALE - DISCRETIONARY - 0.8%
5,699	ePlus, Inc.(a)	281,474
20,416	OPENLANE, Inc.(a)	306,649
9,186	ScanSource, Inc.(a)	264,189
2,060	Veritiv Corporation	217,515
		1,069,827

	TOTAL COMMON STOCKS (Cost $141,832,261)	132,916,798

	COLLATERAL FOR SECURITIES LOANED - 1.0%
	MONEY MARKET FUND - 1.0%
1,303,455	Fidelity Government Portfolio - Institutional Class, 5.02% (Cost $1,303,455)(c)(d)	1,303,455

	TOTAL INVESTMENTS - 100.7% (Cost $143,135,716)	$134,220,253
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%	(902,119)
	NET ASSETS - 100.0%	$133,318,134

(a)	- Non-income producing security.

(b)	- All or a portion of the security is on loan. The total fair value of the securities on loan as of May 31, 2023 was $1,272,299.

(c)	- Security was purchased with cash received as collateral for securities on loan at May 31, 2023. Total collateral had a value of $1,303,455 at May 31, 2023.

(d)	- Rate disclosed is the seven day effective yield as of May 31, 2023.

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 97.8%
	AEROSPACE & DEFENSE — 2.1%
800,000	Teledyne Technologies, Inc.	0.9500	04/01/24	$769,352
800,000	Teledyne Technologies, Inc.	1.6000	04/01/26	728,971
3,300,000	Teledyne Technologies, Inc.	2.2500	04/01/28	2,922,561
800,000	Textron, Inc.	3.0000	06/01/30	706,279
				5,127,163
	ASSET MANAGEMENT — 0.3%
820,000	Charles Schwab Corporation (The)	0.9000	03/11/26	720,064

	BANKING — 1.6%
820,000	CIT Group, Inc.	6.1250	03/09/28	815,273
800,000	M&T Bank Corporation	3.5500	07/26/23	796,203
800,000	Regions Financial Corporation	1.8000	08/12/28	646,746
1,140,000	SVB Financial Group	2.1000	05/15/28	782,103
800,000	SVB Financial Group	3.1250	06/05/30	528,128
820,000	SVB Financial Group	1.8000	02/02/31	513,065
				4,081,518
	BIOTECH & PHARMA — 0.3%
820,000	Royalty Pharma plc	1.2000	09/02/25	741,552

	CHEMICALS — 2.2%
820,000	LYB International Finance III, LLC	1.2500	10/01/25	746,510
820,000	Mosaic Company (The)	4.0500	11/15/27	785,766
800,000	PPG Industries, Inc.	1.2000	03/15/26	721,814
3,300,000	PPG Industries, Inc.	3.7500	03/15/28	3,164,451
				5,418,541
	COMMERCIAL SUPPORT SERVICES — 6.2%
820,000	Cintas Corp No 2	3.4500	05/01/25	798,809
902,000	Cintas Corp No 2	3.7000	04/01/27	878,333
820,000	Cintas Corp No 2	4.0000	05/01/32	782,639
3,300,000	Republic Services, Inc.	2.5000	08/15/24	3,192,755
800,000	Republic Services, Inc.	3.2000	03/15/25	774,995
820,000	Republic Services, Inc.	3.3750	11/15/27	780,935
3,300,000	Republic Services, Inc.	3.9500	05/15/28	3,180,544
950,000	Republic Services, Inc.	2.3000	03/01/30	815,751

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 97.8% (Continued)
	COMMERCIAL SUPPORT SERVICES — 6.2% (Continued)
820,000	Republic Services, Inc.	1.4500	02/15/31	$647,932
820,000	Republic Services, Inc.	1.7500	02/15/32	649,574
820,000	Waste Connections, Inc.	4.2500	12/01/28	798,316
800,000	Waste Management, Inc. Series 19-SFR4 A	3.1250	03/01/25	777,304
820,000	Waste Management, Inc.	0.7500	11/15/25	744,004
800,000	Waste Management, Inc.	3.1500	11/15/27	758,160
				15,580,051
	CONSTRUCTION MATERIALS — 1.5%
820,000	Carlisle Companies, Inc.	3.7500	12/01/27	783,221
820,000	Carlisle Companies, Inc.	2.7500	03/01/30	696,634
820,000	Carlisle Companies, Inc.	2.2000	03/01/32	641,100
800,000	Martin Marietta Materials, Inc.	0.6500	07/15/23	795,309
800,000	Vulcan Materials Company	3.9000	04/01/27	778,356
				3,694,620
	CONTAINERS & PACKAGING — 1.2%
820,000	Amcor Finance USA, Inc.	3.6250	04/28/26	783,228
800,000	Amcor Finance USA, Inc.	4.5000	05/15/28	774,366
820,000	Amcor Flexibles North America, Inc.	2.6900	05/25/31	671,258
800,000	Bemis Company, Inc.	2.6300	06/19/30	667,483
				2,896,335
	DIVERSIFIED INDUSTRIALS — 1.9%
800,000	Dover Corporation	3.1500	11/15/25	765,867
800,000	Illinois Tool Works, Inc.	3.5000	03/01/24	791,997
820,000	Illinois Tool Works, Inc.	2.6500	11/15/26	778,131
800,000	Parker-Hannifin Corporation	3.2500	03/01/27	758,728
820,000	Parker-Hannifin Corporation	4.2500	09/15/27	800,260
820,000	Parker-Hannifin Corporation	4.5000	09/15/29	802,459
				4,697,442
	ELECTRIC UTILITIES — 5.3%
820,000	AES Corporation (The)	1.3750	01/15/26	731,894
820,000	Alliant Energy Finance, LLC(a)	3.7500	06/15/23	819,128
820,000	Avangrid, Inc.	3.1500	12/01/24	790,195
820,000	Avangrid, Inc.	3.8000	06/01/29	762,240
800,000	CenterPoint Energy, Inc.	1.4500	06/01/26	719,819

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 97.8% (Continued)
	ELECTRIC UTILITIES — 5.3% (Continued)
820,000	CenterPoint Energy, Inc.	2.9500	03/01/30	$715,331
800,000	CenterPoint Energy, Inc.	2.6500	06/01/31	672,364
820,000	Emera US Finance, L.P.	3.5500	06/15/26	776,762
820,000	Entergy Arkansas, LLC	3.5000	04/01/26	793,114
800,000	Entergy Corporation	0.9000	09/15/25	723,179
800,000	Entergy Corporation	1.9000	06/15/28	689,060
800,000	Evergy, Inc.	2.4500	09/15/24	767,678
3,300,000	Evergy, Inc.	2.9000	09/15/29	2,918,999
800,000	WEC Energy Group, Inc.	0.5500	09/15/23	788,133
820,000	WEC Energy Group, Inc.	1.3750	10/15/27	706,997
				13,374,893
	ELECTRICAL EQUIPMENT — 4.0%
820,000	Amphenol Corporation	2.0500	03/01/25	776,727
820,000	Amphenol Corporation	4.3500	06/01/29	808,509
820,000	Amphenol Corporation	2.8000	02/15/30	725,497
820,000	Amphenol Corporation	2.2000	09/15/31	671,096
800,000	Keysight Technologies, Inc.	4.5500	10/30/24	788,012
800,000	Keysight Technologies, Inc.	4.6000	04/06/27	797,104
800,000	Keysight Technologies, Inc.	3.0000	10/30/29	705,163
800,000	Roper Technologies, Inc.	3.6500	09/15/23	795,777
800,000	Trimble, Inc.	4.7500	12/01/24	791,191
3,300,000	Trimble, Inc.	4.9000	06/15/28	3,260,494
				10,119,570
	ENGINEERING & CONSTRUCTION — 0.8%
800,000	Fluor Corporation	4.2500	09/15/28	736,000
800,000	Quanta Services, Inc.	2.9000	10/01/30	679,220
820,000	Quanta Services, Inc.	2.3500	01/15/32	651,973
				2,067,193
	FOOD — 3.2%
820,000	Campbell Soup Company	4.1500	03/15/28	797,325
800,000	Conagra Brands, Inc.	0.5000	08/11/23	791,719
800,000	Conagra Brands, Inc.	4.6000	11/01/25	793,814
3,300,000	Conagra Brands, Inc.	1.3750	11/01/27	2,822,255
800,000	Conagra Brands, Inc.	4.8500	11/01/28	788,713

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 97.8% (Continued)
	FOOD — 3.2% (Continued)
800,000	Hormel Foods Corporation	0.6500	06/03/24	$764,261
800,000	Hormel Foods Corporation	1.7000	06/03/28	705,340
800,000	Hormel Foods Corporation	1.8000	06/11/30	670,414
				8,133,841
	GAS & WATER UTILITIES — 0.5%
820,000	Atmos Energy Corporation	1.5000	01/15/31	650,173
820,000	CenterPoint Energy Resources Corporation	1.7500	10/01/30	660,539
				1,310,712
	HEALTH CARE FACILITIES & SERVICES — 0.3%
820,000	Anthem, Inc.	1.5000	03/15/26	749,530

	HOME CONSTRUCTION — 3.7%
800,000	DR Horton, Inc.	5.7500	08/15/23	798,656
800,000	DR Horton, Inc.	2.5000	10/15/24	768,973
820,000	DR Horton, Inc.	2.6000	10/15/25	769,734
3,300,000	DR Horton, Inc.	1.3000	10/15/26	2,925,167
3,300,000	Lennar Corporation	4.8750	12/15/23	3,293,772
800,000	Lennar Corporation	5.8750	11/15/24	801,502
				9,357,804
	HOUSEHOLD PRODUCTS — 0.3%
800,000	Church & Dwight Company, Inc.	3.1500	08/01/27	762,120

	INSTITUTIONAL FINANCIAL SERVICES — 1.3%
3,300,000	Cboe Global Markets, Inc.	3.6500	01/12/27	3,169,104

	INSURANCE — 1.5%
820,000	Arch Capital Finance, LLC	4.0110	12/15/26	795,914
800,000	Brown & Brown, Inc.	4.2000	09/15/24	785,007
820,000	Loews Corporation	3.7500	04/01/26	802,318
800,000	Reinsurance Group of America, Inc.	3.9000	05/15/29	740,984
800,000	Reinsurance Group of America, Inc.	3.1500	06/15/30	694,002
				3,818,225
	INTERNET MEDIA & SERVICES — 1.3%
800,000	Booking Holdings, Inc.	3.6500	03/15/25	783,760

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 97.8% (Continued)
	INTERNET MEDIA & SERVICES — 1.3% (Continued)
820,000	Booking Holdings, Inc.	3.6000	06/01/26	$794,720
800,000	Booking Holdings, Inc.	3.5500	03/15/28	764,207
920,000	Booking Holdings, Inc.	4.6250	04/13/30	914,800
				3,257,487
	MACHINERY — 3.6%
820,000	Caterpillar Financial Services Corporation	0.8000	11/13/25	748,239
820,000	Caterpillar Financial Services Corporation	0.9000	03/02/26	742,258
3,300,000	Caterpillar, Inc.	2.6000	09/19/29	2,997,177
820,000	CNH Industrial Capital, LLC	1.8750	01/15/26	751,639
812,000	Parker-Hannifin Corporation	3.3000	11/21/24	788,913
3,300,000	Parker-Hannifin Corporation	3.2500	06/14/29	3,028,769
				9,056,995
	MEDICAL EQUIPMENT & DEVICES — 3.7%
3,300,000	Edwards Lifesciences Corporation	4.3000	06/15/28	3,252,538
800,000	Stryker Corporation	0.6000	12/01/23	780,144
820,000	Stryker Corporation	3.3750	11/01/25	790,951
820,000	Stryker Corporation	3.5000	03/15/26	793,935
800,000	Stryker Corporation	3.6500	03/07/28	766,299
3,300,000	Stryker Corporation	1.9500	06/15/30	2,752,249
				9,136,116
	OIL & GAS PRODUCERS — 10.3%
820,000	Continental Resources, Inc.	4.3750	01/15/28	771,732
820,000	Devon Energy Corporation	5.8500	12/15/25	831,231
820,000	Devon Energy Corporation	4.5000	01/15/30	771,559
800,000	Devon Energy Corporation	7.8750	09/30/31	911,724
3,300,000	Diamondback Energy, Inc.	3.1250	03/24/31	2,814,117
800,000	EOG Resources, Inc.	3.1500	04/01/25	773,810
820,000	EOG Resources, Inc.	4.1500	01/15/26	811,445
820,000	EQT Corporation	3.9000	10/01/27	762,682
820,000	EQT Corporation	5.7000	04/01/28	816,091
800,000	Kinder Morgan Energy Partners, L.P.	3.5000	09/01/23	795,658
800,000	Kinder Morgan, Inc.	4.3000	06/01/25	785,067
920,000	Kinder Morgan, Inc.	4.3000	03/01/28	890,139
800,000	Kinder Morgan, Inc.	7.8000	08/01/31	900,124

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 97.8% (Continued)
	OIL & GAS PRODUCERS — 10.3% (Continued)
820,000	Newfield Exploration Company	5.3750	01/01/26	$816,169
812,000	ONEOK Partners, L.P.	4.9000	03/15/25	801,364
800,000	ONEOK, Inc.	7.5000	09/01/23	800,000
820,000	ONEOK, Inc.	5.8500	01/15/26	829,943
800,000	ONEOK, Inc.	4.0000	07/13/27	755,241
820,000	Targa Resources Partners, L.P. / Targa Resources	5.0000	01/15/28	790,513
820,000	Tennessee Gas Pipeline Company, LLC	7.0000	10/15/28	879,001
820,000	Transcontinental Gas Pipe Line Company, LLC	7.8500	02/01/26	869,244
902,000	Valero Energy Corporation	3.4000	09/15/26	859,172
820,000	Valero Energy Corporation	4.3500	06/01/28	794,965
820,000	Williams Companies, Inc. (The)	3.9000	01/15/25	800,331
3,300,000	Williams Companies, Inc. (The)	4.5000	11/15/23	3,282,420
800,000	Williams Companies, Inc. (The)	3.7500	06/15/27	763,083
				25,676,825
	OIL & GAS SERVICES & EQUIPMENT — 2.2%
820,000	Halliburton Company	3.8000	11/15/25	798,621
820,000	Schlumberger Holdings Corporation(a)	4.0000	12/21/25	796,910
820,000	Schlumberger Holdings Corporation	4.0000	12/21/25	796,910
820,000	Schlumberger Holdings Corporation(a)	3.9000	05/17/28	778,175
820,000	Schlumberger Holdings Corporation	3.9000	05/17/28	778,175
820,000	Schlumberger Holdings Corporation(a)	4.3000	05/01/29	787,265
820,000	Schlumberger Holdings Corporation	4.3000	05/01/29	787,265
				5,523,321
	REAL ESTATE INVESTMENT TRUSTS — 19.5%
800,000	Alexandria Real Estate Equities, Inc.	3.9500	01/15/28	754,049
3,300,000	Alexandria Real Estate Equities, Inc.	2.7500	12/15/29	2,825,110
820,000	Alexandria Real Estate Equities, Inc.	4.7000	07/01/30	783,749
820,000	Alexandria Real Estate Equities, Inc.	4.9000	12/15/30	794,256
820,000	Alexandria Real Estate Equities, Inc.	3.3750	08/15/31	709,160
820,000	Alexandria Real Estate Equities, Inc.	2.0000	05/18/32	623,258
820,000	Boston Properties, L.P.	3.6500	02/01/26	760,038
820,000	Boston Properties, L.P.	4.5000	12/01/28	735,127
820,000	Boston Properties, L.P.	3.4000	06/21/29	680,749
820,000	Boston Properties, L.P.	2.9000	03/15/30	653,727

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 97.8% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 19.5% (Continued)
820,000	Boston Properties, L.P.	3.2500	01/30/31	$657,097
820,000	Boston Properties, L.P.	2.5500	04/01/32	604,486
890,000	Digital Realty Trust, L.P.	3.7000	08/15/27	814,237
820,000	Digital Realty Trust, L.P.	4.4500	07/15/28	764,037
800,000	Digital Realty Trust, L.P.	3.6000	07/01/29	699,595
820,000	Extra Space Storage, L.P.	3.9000	04/01/29	757,253
820,000	Extra Space Storage, L.P.	2.5500	06/01/31	666,501
820,000	Extra Space Storage, L.P.	2.3500	03/15/32	644,274
800,000	Invitation Homes Operating Partnership, L.P.	2.0000	08/15/31	610,730
902,000	Kimco Realty Corporation	2.7000	03/01/24	881,429
800,000	Kimco Realty Corporation	2.8000	10/01/26	735,717
3,300,000	Kimco Realty Corporation	1.9000	03/01/28	2,818,735
800,000	Kimco Realty Corporation	2.7000	10/01/30	662,349
800,000	Mid-America Apartments, L.P.	4.0000	11/15/25	782,741
800,000	National Health Investors, Inc.	3.0000	02/01/31	585,637
820,000	Prologis, L.P.	3.8750	09/15/28	785,965
820,000	Prologis, L.P.	2.2500	04/15/30	698,341
820,000	Prologis, L.P.	1.2500	10/15/30	639,487
820,000	Prologis, L.P.	1.6250	03/15/31	660,793
820,000	Public Storage	0.8750	02/15/26	736,062
800,000	Public Storage	3.0940	09/15/27	753,959
800,000	Realty Income Corporation	3.8750	04/15/25	779,358
820,000	Realty Income Corporation	4.6250	11/01/25	811,715
902,000	Realty Income Corporation	4.1250	10/15/26	880,729
820,000	Realty Income Corporation	3.4000	01/15/28	764,627
820,000	Realty Income Corporation	3.6500	01/15/28	772,586
3,300,000	Realty Income Corporation	2.2000	06/15/28	2,891,104
3,300,000	Realty Income Corporation	3.2500	06/15/29	2,997,872
820,000	Realty Income Corporation	3.1000	12/15/29	730,575
820,000	Realty Income Corporation	3.2500	01/15/31	718,351
820,000	Simon Property Group, L.P.	3.3000	01/15/26	785,791
800,000	Sun Communities Operating, L.P.	2.3000	11/01/28	678,837
800,000	Sun Communities Operating, L.P.	2.7000	07/15/31	632,132
800,000	UDR, Inc.	3.2000	01/15/30	705,281

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 97.8% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 19.5% (Continued)
800,000	Ventas Realty, L.P.	3.5000	02/01/25	$770,098
820,000	Ventas Realty, L.P.	4.1250	01/15/26	787,948
902,000	Ventas Realty, L.P.	3.2500	10/15/26	836,557
800,000	Ventas Realty, L.P.	4.0000	03/01/28	747,715
820,000	Ventas Realty, L.P.	4.4000	01/15/29	774,251
820,000	Ventas Realty, L.P.	3.0000	01/15/30	706,521
820,000	Ventas Realty, L.P.	4.7500	11/15/30	779,538
820,000	Ventas Realty, L.P.	2.5000	09/01/31	650,305
800,000	WP Carey, Inc.	4.6000	04/01/24	788,650
800,000	WP Carey, Inc.	4.0000	02/01/25	778,344
800,000	WP Carey, Inc.	2.4000	02/01/31	641,317
				48,688,850
	RETAIL - CONSUMER STAPLES — 2.0%
820,000	Dollar General Corporation	4.1500	11/01/25	803,719
3,300,000	Dollar General Corporation	3.8750	04/15/27	3,198,271
917,000	Dollar Tree, Inc.	4.2000	05/15/28	882,500
				4,884,490
	RETAIL - DISCRETIONARY — 1.2%
902,000	AutoZone, Inc.	3.7500	06/01/27	867,921
800,000	Genuine Parts Company	1.8750	11/01/30	621,799
820,000	Genuine Parts Company	2.7500	02/01/32	677,892
980,000	Tractor Supply Company	1.7500	11/01/30	774,549
				2,942,161
	SEMICONDUCTORS — 4.0%
800,000	Analog Devices, Inc.	2.9500	04/01/25	775,110
820,000	Analog Devices, Inc.	3.5000	12/05/26	796,723
3,300,000	Analog Devices, Inc.	1.7000	10/01/28	2,875,058
820,000	Analog Devices, Inc.	2.1000	10/01/31	683,265
820,000	Broadcom, Inc.	3.4590	09/15/26	782,255
800,000	Broadcom, Inc.	4.1100	09/15/28	760,649
800,000	KLA Corporation	4.6500	11/01/24	794,219
980,000	KLA Corporation	4.1000	03/15/29	954,430
800,000	Microchip Technology, Inc.	4.3330	06/01/23	800,000

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 97.8% (Continued)
	SEMICONDUCTORS — 4.0% (Continued)
820,000	Microchip Technology, Inc.	4.2500	09/01/25	$799,712
				10,021,421
	SOFTWARE — 1.1%
820,000	Fortinet, Inc.	1.0000	03/15/26	738,038
820,000	Fortinet, Inc.(b)	2.2000	03/15/31	671,330
800,000	Roper Technologies, Inc.	2.3500	09/15/24	769,384
800,000	ServiceNow, Inc.	1.4000	09/01/30	636,763
				2,815,515
	STEEL — 2.0%
800,000	Nucor Corporation	2.0000	06/01/25	751,408
3,300,000	Nucor Corporation	2.7000	06/01/30	2,877,973
800,000	Steel Dynamics, Inc.	2.8000	12/15/24	766,576
800,000	Steel Dynamics, Inc.	3.4500	04/15/30	712,288
				5,108,245
	TECHNOLOGY HARDWARE — 2.0%
820,000	FLIR Systems, Inc.	2.5000	08/01/30	686,903
800,000	NetApp, Inc.	3.3000	09/29/24	778,096
800,000	NetApp, Inc.	2.3750	06/22/27	733,610
3,300,000	NetApp, Inc.	2.7000	06/22/30	2,796,003
				4,994,612
	TECHNOLOGY SERVICES — 5.1%
800,000	Equifax, Inc.	3.9500	06/15/23	799,393
800,000	Equifax, Inc.	2.6000	12/01/24	764,601
820,000	Equifax, Inc.	2.6000	12/15/25	768,815
820,000	Equifax, Inc.	5.1000	12/15/27	819,228
820,000	Fidelity National Information Services, Inc.	0.6000	03/01/24	789,038
920,000	Fidelity National Information Services, Inc.	1.1500	03/01/26	825,033
920,000	Fidelity National Information Services, Inc.	1.6500	03/01/28	787,768
800,000	Global Payments, Inc.	3.7500	06/01/23	800,000
920,000	Global Payments, Inc.	2.6500	02/15/25	876,570
820,000	Global Payments, Inc.	1.2000	03/01/26	731,289
820,000	Global Payments, Inc.	4.8000	04/01/26	802,264
800,000	Global Payments, Inc.	4.4500	06/01/28	760,269
890,000	Global Payments, Inc.	3.2000	08/15/29	778,143

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 97.8% (Continued)
	TECHNOLOGY SERVICES — 5.1% (Continued)
820,000	Global Payments, Inc.	5.3000	08/15/29	$808,012
820,000	Verisk Analytics, Inc.	4.0000	06/15/25	799,015
800,000	Verisk Analytics, Inc.	4.1250	03/15/29	768,746
				12,678,184

	TRANSPORTATION & LOGISTICS — 1.6%
800,000	CSX Corporation	3.4000	08/01/24	784,231
800,000	CSX Corporation	3.3500	11/01/25	771,841
820,000	CSX Corporation	3.8000	03/01/28	791,122
920,000	CSX Corporation	4.2500	03/15/29	901,299
800,000	JB Hunt Transport Services, Inc.	3.8750	03/01/26	779,098
				4,027,591

	TOTAL CORPORATE BONDS (Cost $256,527,956)			244,632,091

Shares		Fair Value
	COLLATERAL FOR SECURITIES LOANED - 0.0%(d)

	MONEY MARKET FUND - 0.0% (d)
83,650	Fidelity Government Portfolio - Institutional Class, 5.02% (Cost $83,650)(c),(e)	83,650

	TOTAL INVESTMENTS - 97.8% (Cost $256,611,606)	$244,715,741
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.2%	5,377,026
	NET ASSETS - 100.0%	$250,092,767

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of May 31, 2023 the total market value of 144A securities is $3,181,478 or 1.3% of net assets.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of May 31, 2023 was $81,712.

(c)	Security was purchased with cash received as collateral for securities on loan at May 31, 2023. Total collateral had a value of $83,650 at May 31, 2023.

(d)	Percentage rounds to less than 0.1%.

(e)	Rate disclosed is the seven day effective yield as of May 31, 2023.

See accompanying notes to financial statements.

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8%
	AEROSPACE & DEFENSE - 0.7%
4,774	Teledyne Technologies, Inc.(a)	$1,855,415

	ASSET MANAGEMENT - 0.6%
8,648	LPL Financial Holdings, Inc.	1,684,457

	BANKING - 0.4%
947	First Citizens BancShares, Inc., Class A	1,181,099
6,663	Signature Bank	801
5,863	SVB Financial Group(a)	2,257
		1,184,157
	BIOTECH & PHARMA - 2.1%
12,805	Alnylam Pharmaceuticals, Inc.(a)	2,369,052
24,320	Incyte Corporation(a)	1,496,896
9,909	Neurocrine Biosciences, Inc.(a)	887,153
8,871	Sarepta Therapeutics, Inc.(a)	1,096,456
		5,849,557
	CHEMICALS - 1.3%
12,449	Albemarle Corporation	2,409,255
34,249	Mosaic Company (The)	1,094,598
		3,503,853
	COMMERCIAL SUPPORT SERVICES - 4.7%
10,346	Cintas Corporation	4,884,760
32,525	Republic Services, Inc.	4,606,516
26,356	Waste Connections, Inc.	3,601,547
		13,092,823
	CONSTRUCTION MATERIALS - 0.7%
8,537	Advanced Drainage Systems, Inc.	826,125
5,231	Carlisle Companies, Inc.	1,111,274
		1,937,399
	CONTAINERS & PACKAGING - 0.3%
12,315	Crown Holdings, Inc.	938,772

See accompanying notes to financial statements.

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	DATA CENTER REIT - 1.1%
31,229	Digital Realty Trust, Inc.	$3,199,723

	DIVERSIFIED INDUSTRIALS - 0.7%
14,146	Dover Corporation	1,886,086

	ELECTRIC UTILITIES - 2.1%
66,517	AES Corporation (The)	1,313,046
25,664	Alliant Energy Corporation	1,320,669
39,854	Avangrid, Inc.	1,495,721
63,343	CenterPoint Energy, Inc.	1,786,906
		5,916,342
	ELECTRICAL EQUIPMENT - 4.6%
62,065	Amphenol Corporation, Class A	4,682,804
18,871	Keysight Technologies, Inc.(a)	3,053,328
11,177	Roper Technologies, Inc.	5,076,817
		12,812,949
	ENGINEERING & CONSTRUCTION - 0.9%
14,943	Quanta Services, Inc.	2,653,578

	FOOD - 1.8%
16,528	Darling Ingredients, Inc.(a)	1,047,545
56,576	Hormel Foods Corporation	2,164,031
15,198	Lamb Weston Holdings, Inc.	1,690,018
		4,901,594
	HEALTH CARE FACILITIES & SERVICES - 0.9%
18,786	Catalent, Inc.(a)	699,403
6,287	Molina Healthcare, Inc.(a)	1,722,009
		2,421,412
	HEALTH CARE REIT - 0.7%
42,376	Ventas, Inc.	1,828,101

	INDUSTRIAL REIT - 4.1%
92,965	Prologis, Inc.	11,578,791

See accompanying notes to financial statements.

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	INDUSTRIAL SUPPORT SERVICES - 0.9%
7,311	United Rentals, Inc.	$2,440,339

	INSTITUTIONAL FINANCIAL SERVICES - 1.2%
44,502	Interactive Brokers Group, Inc., Class A	3,436,889

	INSURANCE - 0.5%
23,222	Loews Corporation	1,300,432

	MACHINERY - 2.0%
5,804	Nordson Corporation	1,264,866
13,329	Parker-Hannifin Corporation	4,271,144
		5,536,010
	MEDICAL EQUIPMENT & DEVICES - 11.4%
63,450	Edwards Lifesciences Corporation(a)	5,344,394
18,991	Exact Sciences Corporation(a)	1,549,286
8,665	IDEXX Laboratories, Inc.(a)	4,027,232
36,349	Intuitive Surgical, Inc.(a)	11,189,675
2,276	Mettler-Toledo International, Inc.(a)	3,008,576
5,842	Repligen Corporation(a)	980,989
15,320	ResMed, Inc.	3,229,303
7,695	West Pharmaceutical Services, Inc.	2,574,978
		31,904,433
	METALS & MINING - 3.0%
143,642	Freeport-McMoRan, Inc.	4,932,667
84,374	Newmont Corporation	3,421,366
		8,354,033
	MULTI ASSET CLASS REIT - 0.5%
22,342	WP Carey, Inc.	1,549,641

	OFFICE REIT - 1.0%
17,601	Alexandria Real Estate Equities, Inc.	1,997,009
15,044	Boston Properties, Inc.	732,191
		2,729,200

See accompanying notes to financial statements.

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	OIL & GAS PRODUCERS - 2.1%
28,930	Antero Resources Corporation(a)	$590,461
65,659	Devon Energy Corporation	3,026,880
18,707	Diamondback Energy, Inc.	2,378,595
		5,995,936
	OIL & GAS SERVICES & EQUIPMENT - 2.2%
143,925	Schlumberger Ltd	6,164,308

	RENEWABLE ENERGY - 1.7%
14,493	Enphase Energy, Inc.(a)	2,520,043
11,253	First Solar, Inc.(a)	2,283,909
		4,803,952
	RESIDENTIAL REIT - 3.4%
10,980	Camden Property Trust	1,147,081
18,884	Equity LifeStyle Properties, Inc.	1,192,902
38,389	Equity Residential	2,334,051
61,500	Invitation Homes, Inc.	2,083,620
12,562	Sun Communities, Inc.	1,590,726
33,303	UDR, Inc.	1,321,130
		9,669,510
	RETAIL - DISCRETIONARY - 0.8%
14,130	Genuine Parts Company	2,104,381

	RETAIL REIT - 1.4%
67,718	Realty Income Corporation	4,025,158

	SELF-STORAGE REIT - 0.7%
13,691	Extra Space Storage, Inc.	1,975,201

	SEMICONDUCTORS - 11.1%
52,888	Analog Devices, Inc.	9,397,668
16,106	Entegris, Inc.	1,695,157
14,695	KLA Corporation	6,509,738
14,832	Lattice Semiconductor Corporation(a)	1,205,990
58,468	Microchip Technology, Inc.	4,400,302

See accompanying notes to financial statements.

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	SEMICONDUCTORS - 11.1% (Continued)
46,230	ON Semiconductor Corporation(a)	$3,864,828
17,107	Skyworks Solutions, Inc.	1,770,746
16,948	Teradyne, Inc.	1,698,020
13,127	Wolfspeed, Inc.(a)	630,621
		31,173,070
	SOFTWARE - 10.7%
8,969	ANSYS, Inc.(a)	2,902,279
21,454	DocuSign, Inc.(a)	1,210,006
4,963	HubSpot, Inc.(a)	2,570,784
20,989	ServiceNow, Inc.(a)	11,434,387
16,300	Synopsys, Inc.(a)	7,415,848
4,129	Tyler Technologies, Inc.(a)	1,639,048
16,084	Veeva Systems, Inc., Class A(a)	2,665,119
		29,837,471
	STEEL - 1.8%
26,259	Nucor Corporation	3,467,763
17,695	Steel Dynamics, Inc.	1,626,171
		5,093,934
	TECHNOLOGY HARDWARE - 1.0%
22,404	NetApp, Inc.	1,486,506
5,090	Zebra Technologies Corporation, Class A(a)	1,336,481
		2,822,987
	TECHNOLOGY SERVICES - 10.3%
42,346	CoStar Group, Inc.(a)	3,362,272
5,941	EPAM Systems, Inc.(a)	1,524,579
2,642	Fair Isaac Corporation(a)	2,081,024
59,713	Fidelity National Information Services, Inc.	3,258,538
7,614	FleetCor Technologies, Inc.(a)	1,724,952
8,183	Gartner, Inc.(a)	2,805,623
26,798	Global Payments, Inc.	2,617,897
8,536	MSCI, Inc.	4,016,445
36,957	Paychex, Inc.	3,877,898
15,989	Verisk Analytics, Inc.	3,503,350
		28,772,578

See accompanying notes to financial statements.

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	TRANSPORTATION & LOGISTICS - 2.6%
15,953	Expeditors International of Washington, Inc.	$1,759,775
10,743	JB Hunt Transport Services, Inc.	1,793,759
11,590	Old Dominion Freight Line, Inc.	3,598,000
		7,151,534
	TRANSPORTATION EQUIPMENT - 1.3%
54,443	PACCAR, Inc.	3,744,590

	WHOLESALE - DISCRETIONARY - 0.5%
27,615	LKQ Corporation	1,456,691

	TOTAL COMMON STOCKS (Cost $307,449,019)	279,287,287

	TOTAL INVESTMENTS - 99.8% (Cost $307,449,019)	$279,287,287
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	534,718
	NET ASSETS - 100.0%	$279,822,005

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

REIT	- Real Estate Investment Trust

(a)	- Non-income producing security.

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.6%
	AEROSPACE & DEFENSE - 1.0%
6,417	Safran S.A.	$928,843
6,482	Thales S.A.(b)	902,645
		1,831,488
	APPAREL & TEXTILE PRODUCTS - 1.5%
6,035	Cie Financiere Richemont S.A.	957,700
469	Hermes International	953,237
135,332	PRADA SpA	904,738
		2,815,675
	ASSET MANAGEMENT - 2.5%
45,962	3i Group plc	1,117,811
29,741	Brookfield Corporation	893,157
11,256	Groupe Bruxelles Lambert S.A.	867,086
48,200	Investor A.B.	979,804
1,016	Partners Group Holding A.G.	915,514
		4,773,372
	AUTOMOTIVE - 3.1%
32,526	Cie Generale des Etablissements Michelin SCA	923,256
12,711	Continental A.G.	846,042
17,327	Denso Corporation	1,070,713
3,533	Ferrari N.V.	1,012,805
745,658	Geely Automobile Holdings Ltd.	867,488
17,333	Toyota Industries Corporation	1,072,202
		5,792,506
	BANKING - 10.9%
2,782,329	Bank Mandiri Persero Tbk P.T.	937,217
3,036,732	Bank Rakyat Indonesia Persero Tbk P.T.	1,129,253
22,754	Canadian Imperial Bank of Commerce	938,090
14,576	Commonwealth Bank of Australia	917,387
84,785	Credit Agricole S.A.(b)	968,816
47,574	Danske Bank A/S(a)	967,412
114,707	Grupo Financiero Banorte S.A.B. de C.V.	921,760
44,725	ICICI Bank Ltd. - ADR	1,025,097
373,466	Intesa Sanpaolo SpA	860,325
51,873	KakaoBank Corporation	1,028,136

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	BANKING - 10.9% (Continued)
14,069	KBC Group N.V.	$919,890
8,275	Macquarie Group Ltd.	918,823
493,446	Malayan Banking Bhd	924,697
51,536	National Australia Bank Ltd.	870,384
33,409	OTP Bank Nyrt	1,040,027
144,044	Powszechna Kasa Oszczednosci Bank Polski S.A.	1,090,743
1,057,203	Public Bank Bhd	872,624
77,710	Skandinaviska Enskilda Banken A.B.	871,992
101,780	Standard Bank Group Ltd.	781,963
110,693	Svenska Handelsbanken A.B., A Shares	874,363
58,644	Swedbank A.B., A Shares	897,120
42,597	United Overseas Bank Ltd.	880,409
		20,636,528
	BIOTECH & PHARMA - 2.2%
8,366	Celltrion, Inc.	1,084,135
39,072	Chugai Pharmaceutical Company Ltd.	1,052,863
4,997	CSL Ltd.	995,663
10,728	UCB S.A.	934,644
		4,067,305
	CHEMICALS - 3.8%
5,701	Air Liquide S.A.	954,371
12,292	Akzo Nobel N.V.	925,348
6,156,592	Chandra Asri Petrochemical Tbk P.T.	878,809
1,154	EMS-Chemie Holding A.G.	893,159
293	Givaudan S.A.	963,704
18,742	Novozymes A/S, Class B	902,899
13,081	Nutrien Ltd.	689,128
8,787	Symrise A.G.	938,895
		7,146,313
	COMMERCIAL SUPPORT SERVICES - 1.6%
16,112	Edenred	1,034,529
14,308	Eurofins Scientific S.E.	942,551
10,850	SGS S.A.	962,920
		2,940,000

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	CONSTRUCTION MATERIALS - 2.5%
16,870	Cie de Saint-Gobain	$933,917
18,869	CRH plc	889,305
14,904	Holcim Ltd.	918,564
104,668	Siam Cement PCL (The)	962,387
3,442	Sika A.G.	938,634
		4,642,807
	CONTAINERS & PACKAGING - 0.4%
85,630	Amcor plc	832,522

	DIVERSIFIED INDUSTRIALS - 0.5%
27,067	Alfa Laval A.B.	972,009

	ELECTRIC UTILITIES – 8.8%
8,509,199	ACEN Corporation(a)	885,682
132,826	CLP Holdings Ltd.	967,708
76,401	E.ON S.E.	923,475
176,060	EDP - Energias de Portugal S.A.	858,380
41,937	EDP Renovaveis S.A.	832,734
23,267	Emera, Inc.	959,240
44,050	Endesa S.A.(b)	952,369
7,304,232	Enel Americas S.A. (a)	942,063
157,121	Enel SpA	983,664
65,390	Engie S.A.	981,304
22,603	Fortis, Inc.	950,678
63,865	Fortum OYJ	848,394
621,640	Gulf Energy Development PCL	873,493
76,692	Iberdrola S.A.	934,369
43,079	SSE plc	1,008,047
458,159	Tenaga Nasional Bhd	943,931
116,856	Terna Rete Elettrica Nazionale SpA	978,109
11,232	Verbund A.G.	846,871
		16,670,511
	ELECTRICAL EQUIPMENT - 1.4%
40,347	Assa Abloy A.B., Class B	895,068

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	ELECTRICAL EQUIPMENT - 1.4% (Continued)
289,510	Delta Electronics Thailand PCL(b)	$826,122
4,346	Schindler Holding A.G.	899,841
		2,621,031
	ENGINEERING & CONSTRUCTION - 1.0%
32,491	Ferrovial S.A.	1,005,252
7,356	WSP Global, Inc.	911,542
		1,916,794
	ENTERTAINMENT CONTENT - 0.5%
154,814	Bollore S.E.	991,061

	FOOD - 3.6%
27,526	Ajinomoto Company, Inc.	1,070,825
448	Barry Callebaut A.G.	905,453
233,888	China Mengniu Dairy Company Ltd.	908,002
85	Chocoladefabriken Lindt & Spruengli A.G.	1,016,204
8,306	DSM-Firmenich A.G.(a)	923,540
192,563	Grupo Bimbo S.A.B. de C.V.	1,032,466
302,449	Wilmar International Ltd.	874,486
		6,730,976
	FORESTRY, PAPER & WOOD PRODUCTS - 1.5%
73,781	Stora Enso OYJ, R Shares	933,992
116,823	Suzano S.A.	1,036,630
29,010	UPM-Kymmene OYJ	870,269
		2,840,891
	GAS & WATER UTILITIES - 1.5%
1,089,888	Hong Kong & China Gas Company Ltd.	982,634
31,741	Naturgy Energy Group S.A.,(b)	903,009
179,838	Snam SpA	939,840
		2,825,483
	HEALTH CARE FACILITIES & SERVICES - 1.5%
35,377	Fresenius S.E. & Company KGaA	967,508
4,496	ICON PLC(a)	957,783
735,448	IHH Healthcare Bhd	919,330
		2,844,621

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	HOME CONSTRUCTION - 0.5%
1,748	Geberit A.G.	$925,727

	HOUSEHOLD PRODUCTS - 1.4%
7,404	Beiersdorf A.G.	942,810
33,510	Essity A.B. - Series B	890,344
2,089	LG Household & Health Care Ltd.	832,831
		2,665,985
	INDUSTRIAL REIT - 0.5%
76,375	Goodman Group	974,989

	INDUSTRIAL SUPPORT SERVICES - 1.0%
15,738	Ashtead Group plc	959,085
609,722	United Tractors Tbk P.T.	903,887
		1,862,972
	INSTITUTIONAL FINANCIAL SERVICES - 2.1%
469,700	B3 S.A. - Brasil Bolsa Balcao	1,237,125
4,889	Deutsche Boerse A.G.	843,832
21,628	Hong Kong Exchanges & Clearing Ltd.	791,586
9,973	London Stock Exchange Group plc	1,060,482
		3,933,025
	INSURANCE - 5.1%
149,502	BB Seguridade Participacoes S.A.	916,335
52,704	Dai-ichi Life Holdings, Inc.	905,638
1,435	Fairfax Financial Holdings Ltd.	1,029,940
6,711	Intact Financial Corporation	988,960
342,378	Legal & General Group plc	971,276
37,609	Power Corp of Canada	973,475
70,349	Prudential PLC	923,918
21,730	Sampo OYJ, A Shares	999,064
1,560	Swiss Life Holding A.G.	900,833
44,306	Tryg A/S	1,007,776
		9,617,215
	INTERNET MEDIA & SERVICES - 2.0%
131,777,559	GoTo Gojek Tokopedia Tbk P.T.(a)	1,292,109

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	INTERNET MEDIA & SERVICES - 2.0% (Continued)
5,144	Naspers Ltd., N Shares	$776,341
12,198	Prosus N.V.	802,641
10,349	REA Group Ltd.	925,602
		3,796,693
	MACHINERY - 2.9%
76,003	Atlas Copco A.B.	1,106,658
62,628	CNH Industrial N.V.	799,834
27,002	FANUC Corporation	929,720
45,277	Sandvik A.B.	795,248
1,816	SMC Corporation	978,445
119,866	WEG S.A.	898,688
		5,508,593
	MEDICAL EQUIPMENT & DEVICES - 1.4%
7,269	Coloplast A/S - Series B	914,842
5,315	EssilorLuxottica S.A.	956,779
3,261	Sonova Holding A.G.	835,576
		2,707,197
	METALS & MINING - 5.1%
18,876	Agnico Eagle Mines Ltd.	960,492
17,890	Anglo American Platinum Ltd.	1,030,123
50,366	Antofagasta plc	837,805
30,858	BHP Group Ltd.	843,242
63,822	Fortescue Metals Group Ltd.	797,723
6,614	Franco-Nevada Corporation	961,122
136,751	Norsk Hydro ASA	826,137
12,123	Rio Tinto Ltd.	843,572
329,703	South32 Ltd.	831,923
12,605	Southern Copper Corporation	841,636
20,022	Wheaton Precious Metals Corporation	907,309
		9,681,084
	MULTI ASSET CLASS REIT - 0.5%
101,170	Segro PLC	1,003,572

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	OIL & GAS PRODUCERS - 7.4%
39,169	Aker BP ASA	$850,841
17,438	Canadian Natural Resources Ltd.	939,342
55,322	Cenovus Energy, Inc.	883,871
275,550	ENEOS Holdings, Inc.	917,122
68,086	Eni SpA	905,921
33,402	Equinor ASA	853,565
90,679	Inpex Corporation	963,085
130,750	MOL Hungarian Oil & Gas plc	1,063,285
20,894	OMV A.G.	930,706
70,686	Polski Koncern Naftowy ORLEN S.A.	1,004,270
217,888	PTT Exploration & Production PCL	876,099
208,019	Santos Ltd.	986,186
16,242	TotalEnergies S.E.	921,369
23,124	Tourmaline Oil Corporation	966,630
43,055	Woodside Energy Group Ltd.	960,387
		14,022,679
	REAL ESTATE OWNERS & DEVELOPERS - 3.5%
158,053	CK Asset Holdings Ltd.	851,767
218,904	Hongkong Land Holdings Ltd.	939,098
709,147	Sino Land Company Ltd.	921,912
1,587,691	SM Prime Holdings, Inc.	922,158
43,024	Sumitomo Realty & Development Company Ltd.	1,040,179
385,068	Swire Properties Ltd.	917,602
52,593	Vonovia S.E.	964,514
		6,557,230
	RETAIL - CONSUMER STAPLES - 2.1%
49,736	Aeon Company Ltd.	985,090
19,118	Alimentation Couche-Tard, Inc.	925,630
521,303	Cencosud S.A.	984,963
40,895	Jeronimo Martins SGPS S.A.	986,865
		3,882,548
	RETAIL - DISCRETIONARY - 0.5%
58,581	SM Investments Corporation	966,639

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	SEMICONDUCTORS - 1.9%
1,414	ASML Holding N.V.	$1,014,750
23,514	Infineon Technologies A.G.	872,760
5,201	NXP Semiconductors N.V.	931,499
18,132	STMicroelectronics N.V.	786,650
		3,605,659
	SOFTWARE - 1.5%
7,430	Check Point Software Technologies Ltd.(a)	927,338
23,358	Dassault Systemes S.E.	1,026,234
4,279	Nice Ltd.(a)	860,731
		2,814,303
	SPECIALTY FINANCE - 0.0%(d)
1	Isracard Ltd.	3

	TECHNOLOGY HARDWARE - 1.0%
9,532	Garmin Ltd.	983,226
1,703	Samsung SDI Company Ltd.	925,011
		1,908,237
	TECHNOLOGY SERVICES - 0.9%
10,325	WNS Holdings Ltd. - ADR(a)	802,253
7,561	Wolters Kluwer N.V.	863,006
		1,665,259
	TELECOMMUNICATIONS - 2.4%
277,937	Koninklijke KPN N.V.	955,863
136,517	MTN Group Ltd.	844,182
518,383	Singapore Telecommunications Ltd.	954,495
382,343	Telia Company A.B.	890,116
339,395	Telstra Group Ltd.	962,322
		4,606,978
	TRANSPORTATION & LOGISTICS - 4.1%
5,909	Aena SME S.A.	923,262
8,174	Canadian National Railway Company	921,569
4,930	DSV A/S	949,802
17,265	East Japan Railway Company	952,524
3,220	Kuehne + Nagel International A.G.	915,920

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	TRANSPORTATION & LOGISTICS - 4.1% (Continued)
93,850	Poste Italiane SpA	$972,500
10,207	Ryanair Holdings plc - ADR(a)	1,072,551
100,378	Transurban Group	968,725
		7,676,853

	TRANSPORTATION EQUIPMENT - 0.5%
46,575	Volvo A.B.	897,641

	WHOLESALE - CONSUMER STAPLES - 0.5%
29,621	ITOCHU Corporation	1,003,529

	TOTAL COMMON STOCKS (Cost $185,855,144)	186,176,503

	PREFERRED STOCK — 0.4%
	CHEMICALS — 0.4%
12,288	Sociedad Quimica y Minera de Chile S.A., Class B (Cost $993,882)	792,118

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COLLATERAL FOR SECURITIES LOANED — 1.6%
	MONEY MARKET FUND - 1.6%
3,065,720	Fidelity Government Portfolio - Institutional Class, 5.02% (Cost $3,065,720)(c)(e)	$3,065,720

	TOTAL INVESTMENTS - 100.6% (Cost $189,914,746)	$190,034,341
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%	(1,234,253)
	NET ASSETS - 100.0%	$188,800,088

A.B.	- Aktiebolag

ADR	- American Depositary Receipt

A.G.	- Aktiengesellschaft

A/S	- Anonim Sirketi

LTD	- Limited Company

N.V.	- Naamioze Vennootschap

OYJ	- Julkinen osakeyhtiö

PLC	- Public Limited Company

P.T.	- Perseroan Terbatas

REIT	- Real Estate Investment Trust

S.A.	- Société Anonyme

S.A.B. de C.V.	- Sociedad Anonima Bursátil de Capital Variable

S.E.	- Societas Europaea

SpA	- Società per azioni

(a)	- Non-income producing security.

(b)	- All or a portion of the security is on loan. The total fair value of the securities on loan as of May 31, 2023 was $2,871,090.

(c)	- Security was purchased with cash received as collateral for securities on loan at May 31, 2023. Total collateral had a value of $3,065,720 at May 31, 2023.

(d)	- Percentage rounds to less than 0.1%.

(e)	- Rate disclosed is the seven day effective yield as of May 31, 2023.

See accompanying notes to financial statements.

INSPIRE TACTICAL BALANCED ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 59.6%
	AEROSPACE & DEFENSE - 2.4%
4,396	HEICO Corporation	$679,534
1,727	Teledyne Technologies, Inc.(a)	671,199
942	TransDigm Group, Inc.	728,778
		2,079,511
	APPAREL & TEXTILE PRODUCTS - 0.7%
8,321	Columbia Sportswear Company	614,339

	ASSET MANAGEMENT - 0.8%
14,287	Charles Schwab Corporation (The)	752,782

	AUTOMOTIVE - 0.8%
26,690	Gentex Corporation	700,879

	BANKING - 2.8%
7,065	Cullen/Frost Bankers, Inc.	707,913
785	First Citizens BancShares, Inc., Class A	979,052
33,912	ICICI Bank Ltd. - ADR	777,263
		2,464,228
	BIOTECH & PHARMA - 0.8%
12,560	Dr Reddy’s Laboratories Ltd. - ADR	693,186

	CHEMICALS - 0.7%
6,280	Westlake Corporation	652,806

	COMMERCIAL SUPPORT SERVICES - 1.7%
1,570	Cintas Corporation	741,260
18,997	Rollins, Inc.	746,962
		1,488,222
	CONSTRUCTION MATERIALS - 1.8%
3,454	Carlisle Companies, Inc.	733,768
2,198	Martin Marietta Materials, Inc.	874,892
		1,608,660
	ELECTRICAL EQUIPMENT - 3.5%
9,420	Amphenol Corporation, Class A	710,739

See accompanying notes to financial statements.

INSPIRE TACTICAL BALANCED ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 59.6% (Continued)
	ELECTRICAL EQUIPMENT - 3.5% (Continued)
15,064	Cognex Corporation	$827,917
2,826	Littelfuse, Inc.	723,569
1,727	Roper Technologies, Inc.	784,438
		3,046,663
	ENGINEERING & CONSTRUCTION - 1.7%
4,710	EMCOR Group, Inc.	776,396
5,181	Tetra Tech, Inc.	712,232
		1,488,628
	ENTERTAINMENT CONTENT - 0.8%
8,321	NetEase, Inc. - ADR	707,951

	FOOD - 0.9%
12,403	Darling Ingredients, Inc.(a)	786,102

	HEALTH CARE FACILITIES & SERVICES - 2.4%
1,256	Chemed Corporation	670,415
3,454	ICON PLC(a)	735,806
2,512	Molina Healthcare, Inc.(a)	688,037
		2,094,258
	HOME CONSTRUCTION - 1.0%
157	NVR, Inc.(a)	872,013

	INDUSTRIAL REIT - 0.8%
4,396	EastGroup Properties, Inc.	723,626

	INDUSTRIAL SUPPORT SERVICES - 2.5%
13,973	Fastenal Company	752,446
12,560	RB Global, Inc.	654,125
2,355	Watsco, Inc.	763,891
		2,170,462
	INSURANCE - 1.6%
12,560	Brown & Brown, Inc.	782,865
11,618	W R Berkley Corporation	646,890
		1,429,755

See accompanying notes to financial statements.

INSPIRE TACTICAL BALANCED ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 59.6% (Continued)
	LEISURE FACILITIES & SERVICES - 0.8%
6,594	Texas Roadhouse, Inc.	$711,493

	MACHINERY - 4.2%
10,519	Graco, Inc.	804,599
4,553	Lincoln Electric Holdings, Inc.	772,462
5,338	Middleby Corporation (The)(a)	704,616
3,140	Snap-on, Inc.	781,420
7,065	Toro Company (The)	691,169
		3,754,266
	MEDICAL EQUIPMENT & DEVICES - 2.5%
8,949	Edwards Lifesciences Corporation(a)	753,774
1,570	IDEXX Laboratories, Inc.(a)	729,689
2,041	West Pharmaceutical Services, Inc.	682,980
		2,166,443
	RESIDENTIAL REIT - 0.8%
4,867	Mid-America Apartment Communities, Inc.	715,741

	RETAIL - DISCRETIONARY - 4.0%
314	AutoZone, Inc.(a)	749,468
4,396	Genuine Parts Company	654,696
3,297	Lithia Motors, Inc.	769,123
5,181	Penske Automotive Group, Inc.	716,118
3,140	Tractor Supply Company	658,113
		3,547,518
	SEMICONDUCTORS - 2.5%
3,925	Analog Devices, Inc.	697,433
6,594	Skyworks Solutions, Inc.	682,545
8,156	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	804,101
		2,184,079
	SOFTWARE - 1.6%
5,652	Check Point Software Technologies Ltd.(a)	705,426
3,297	Nice Ltd. - ADR(a)	678,984
		1,384,410

See accompanying notes to financial statements.

INSPIRE TACTICAL BALANCED ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 59.6% (Continued)
	TECHNOLOGY SERVICES - 5.8%
2,355	CACI International, Inc., Class A(a)	$704,663
11,932	Cognizant Technology Solutions Corporation, Class A	745,631
10,676	CoStar Group, Inc.(a)	847,675
2,512	EPAM Systems, Inc.(a)	644,629
1,099	Fair Isaac Corporation(a)	865,650
2,198	MarketAxess Holdings, Inc.	598,757
6,751	Paychex, Inc.	708,382
		5,115,387
	TRANSPORTATION & LOGISTICS - 6.4%
6,123	Canadian National Railway Company	690,246
9,577	Canadian Pacific Kansas City Ltd.	729,767
24,335	CSX Corporation	746,354
6,751	Expeditors International of Washington, Inc.	744,703
2,355	Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR	660,224
4,239	JB Hunt Transport Services, Inc.	707,786
4,082	Landstar System, Inc.	715,901
2,198	Old Dominion Freight Line, Inc.	682,347
		5,677,328
	TRANSPORTATION EQUIPMENT - 0.8%
10,362	PACCAR, Inc.	712,698

	WHOLESALE - DISCRETIONARY - 2.5%
9,734	Copart, Inc.(a)	852,601
13,031	LKQ Corporation	687,385
2,198	Pool Corporation	695,074
		2,235,060

	TOTAL COMMON STOCKS (Cost $53,476,996)	52,578,494

	TOTAL INVESTMENTS - 59.6% (Cost $53,476,996)	$52,578,494
	OTHER ASSETS IN EXCESS OF LIABILITIES - 40.4%	35,582,870
	NET ASSETS - 100.0%	$88,161,364

ADR	- American Depositary Receipt

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	- Non-income producing security.

See accompanying notes to financial statements.

INSPIRE FAITHWARD MID CAP MOMENTUM ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.2%
	BIOTECH & PHARMA - 2.1%
4,640	United Therapeutics Corporation(a)	$973,194

	CHEMICALS - 5.0%
21,520	Olin Corporation	1,018,111
12,400	Westlake Corporation	1,288,980
		2,307,091
	COMMERCIAL SUPPORT SERVICES - 3.1%
7,760	FTI Consulting, Inc.(a)	1,458,958

	CONSTRUCTION MATERIALS - 2.5%
5,520	Carlisle Companies, Inc.	1,172,669

	ELECTRIC UTILITIES - 2.5%
32,960	OGE Energy Corporation	1,162,829

	ENGINEERING & CONSTRUCTION - 3.1%
14,320	MasTec, Inc.(a)	1,451,475

	GAS & WATER UTILITIES - 4.4%
19,520	National Fuel Gas Company	993,763
17,600	Southwest Gas Holdings, Inc.	1,030,128
		2,023,891
	HEALTH CARE FACILITIES & SERVICES - 6.0%
2,560	Chemed Corporation	1,366,451
22,640	Encompass Health Corporation	1,404,133
		2,770,584
	INDUSTRIAL INTERMEDIATE PROD - 2.2%
3,840	Valmont Industries, Inc.	1,007,117

	INDUSTRIAL SUPPORT SERVICES - 3.3%
4,720	Watsco, Inc.	1,531,026

See accompanying notes to financial statements.

INSPIRE FAITHWARD MID CAP MOMENTUM ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 2.8%
22,720	SEI Investments Company	$1,285,498

	INSURANCE – 10.0%
8,480	American Financial Group, Inc.	952,050
3,840	Kinsale Capital Group, Inc.	1,163,443
53,440	Old Republic International Corporation	1,308,745
8,640	Reinsurance Group of America, Inc.	1,209,600
		4,633,838
	LEISURE PRODUCTS - 2.8%
11,920	Polaris, Inc.	1,283,903

	MACHINERY - 2.4%
7,200	Curtiss-Wright Corporation	1,138,032

	OIL & GAS PRODUCERS - 6.2%
19,600	HF Sinclair Corporation	812,224
26,400	Murphy Oil Corporation	918,720
4,080	Murphy USA, Inc.	1,127,793
		2,858,737
	OIL & GAS SERVICES & EQUIPMENT - 1.6%
53,280	NOV, Inc.	749,650

	RETAIL - CONSUMER STAPLES - 4.9%
16,160	BJ’s Wholesale Club Holdings, Inc.(a)	1,012,424
5,520	Casey’s General Stores, Inc.	1,245,588
		2,258,012
	RETAIL - DISCRETIONARY - 8.7%
11,680	AutoNation, Inc.(a)	1,529,146
21,840	Builders FirstSource, Inc.(a)	2,532,348
		4,061,494
	RETAIL REIT - 2.2%
11,760	Federal Realty Investment Trust	1,037,232

See accompanying notes to financial statements.

INSPIRE FAITHWARD MID CAP MOMENTUM ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	SELF-STORAGE REIT - 3.3%
12,000	Life Storage, Inc.	$1,528,680

	SEMICONDUCTORS - 4.1%
23,600	Lattice Semiconductor Corporation(a)	1,918,916

	SOFTWARE - 3.0%
11,120	Qualys, Inc.(a)	1,404,011

	SPECIALTY REIT - 2.7%
13,920	Lamar Advertising Company, Class A	1,251,130

	STEEL - 6.3%
6,080	Reliance Steel & Aluminum Company	1,426,854
40,000	Ternium S.A. - ADR	1,492,400
		2,919,254
	TRANSPORTATION & LOGISTICS - 3.0%
25,680	Knight-Swift Transportation Holdings, Inc.	1,412,143

	TOTAL COMMON STOCKS (Cost $47,332,509)	45,599,364

	TOTAL INVESTMENTS - 98.2% (Cost $47,332,509)	$45,599,364
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.8%	834,182
	NET ASSETS - 100.0%	$46,433,546

ADR	- American Depositary Receipt

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

(a)	- Non-income producing security.

See accompanying notes to financial statements.

INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.6%
	ASSET MANAGEMENT - 0.9%
2,611	LPL Financial Holdings, Inc.	$508,571

	BANKING - 4.7%
16,555	Capital City Bank Group, Inc.	497,808
42,840	FNB Corporation	470,812
17,443	FS Bancorp, Inc.	495,381
189,289	Mizuho Financial Group, Inc. - ADR	552,724
19,246	Peoples Bancorp, Inc.	494,045
		2,510,770
	BIOTECH & PHARMA - 5.3%
168,939	ADMA Biologics, Inc.(a)	687,581
9,812	Dr Reddy’s Laboratories Ltd. - ADR	541,525
41,123	Dyne Therapeutics, Inc.(a)	535,833
50,845	Ironwood Pharmaceuticals, Inc.(a)	553,193
15,221	Royalty Pharma plc, Class A	498,336
		2,816,468
	CHEMICALS - 0.9%
2,481	Albemarle Corporation	480,148

	COMMERCIAL SUPPORT SERVICES - 3.8%
8,370	Brink’s Company (The)	556,856
16,858	Heidrick & Struggles International, Inc.	408,807
7,041	Huron Consulting Group, Inc.(a)	572,292
4,450	Insperity, Inc.	492,704
		2,030,659
	CONSTRUCTION MATERIALS - 1.0%
10,842	CRH plc - ADR	515,428

	E-COMMERCE DISCRETIONARY - 1.9%
436	MercadoLibre, Inc.(a)	540,204
34,670	Vipshop Holdings Ltd. - ADR(a)	496,474
		1,036,678
	ELECTRIC UTILITIES - 2.3%
7,564	Otter Tail Corporation	561,324

See accompanying notes to financial statements.

INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	ELECTRIC UTILITIES - 2.3% (Continued)
18,527	Pampa Energia S.A. - ADR(a),(b)	$685,499
		1,246,823
	ELECTRICAL EQUIPMENT - 4.6%
14,105	Allied Motion Technologies, Inc.	478,583
3,954	Atkore International Group, Inc.(a)	461,709
39,600	LSI Industries, Inc.	460,548
12,564	nVent Electric PLC	545,025
3,242	Watts Water Technologies, Inc., Class A	513,694
		2,459,559
	ENGINEERING & CONSTRUCTION - 1.0%
4,353	MYR Group, Inc.(a)	555,008

	ENTERTAINMENT CONTENT - 1.0%
6,221	NetEase, Inc. - ADR	529,283

	FOOD - 3.2%
20,949	Hostess Brands, Inc.(a)	521,211
5,516	Ingredion, Inc.	576,974
5,403	Lamb Weston Holdings, Inc.	600,814
		1,698,999
	HEALTH CARE FACILITIES & SERVICES - 4.0%
5,381	Addus HomeCare Corporation(a)	485,097
1,025	Chemed Corporation	547,114
5,913	Ensign Group, Inc. (The)	523,951
2,890	Medpace Holdings, Inc.(a)	598,144
		2,154,306
	HOME CONSTRUCTION - 3.7%
5,421	DR Horton, Inc.	579,180
16,169	Green Brick Partners, Inc.(a)	774,009
9,495	PulteGroup, Inc.	627,430
		1,980,619
	HOUSEHOLD PRODUCTS - 1.0%
16,087	Energizer Holdings, Inc.	524,436

See accompanying notes to financial statements.

INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	INDUSTRIAL SUPPORT SERVICES - 2.8%
1,333	United Rentals, Inc.	$444,942
1,753	Watsco, Inc.	568,621
3,598	WESCO International, Inc.	494,293
		1,507,856
	INSTITUTIONAL FINANCIAL SERVICES - 0.7%
98,758	BGC Partners, Inc., Class A	401,945

	INSURANCE - 5.7%
7,988	Arch Capital Group Ltd.(a)	556,764
12,465	Employers Holdings, Inc.	450,734
1,490	Everest Re Group Ltd.	506,630
3,228	Primerica, Inc.	587,560
4,112	Reinsurance Group of America, Inc.	575,680
27,830	Universal Insurance Holdings, Inc.	399,361
		3,076,729
	INTERNET MEDIA & SERVICES - 0.9%
20,148	HealthStream, Inc.	463,807

	LEISURE FACILITIES & SERVICES - 0.9%
8,677	Yum China Holdings, Inc.	489,903

	MACHINERY - 1.0%
1,688	Parker-Hannifin Corporation	540,903

	MEDICAL EQUIPMENT & DEVICES - 4.9%
7,211	Bruker Corporation	498,280
47,528	EDAP TMS S.A. - ADR(a)	472,904
8,039	Exact Sciences Corporation(a)	655,822
6,728	Lantheus Holdings, Inc.(a)	582,578
81,279	OraSure Technologies, Inc.(a)	408,833
		2,618,417
	METALS & MINING - 1.8%
3,565	Alpha Metallurgical Resources, Inc.	481,168

See accompanying notes to financial statements.

INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	METALS & MINING - 1.8% (Continued)
2,987	Encore Wire Corporation	$488,882
		970,050
	OIL & GAS PRODUCERS - 5.7%
33,303	Cenovus Energy, Inc.	532,182
11,568	Imperial Oil Ltd.	525,534
19,898	Par Pacific Holdings, Inc.(a)	424,225
13,056	PBF Energy, Inc., Class A	480,591
55,821	Petroleo Brasileiro S.A. - ADR	644,174
4,170	Valero Energy Corporation	446,357
		3,053,063
	OIL & GAS SERVICES & EQUIPMENT - 1.8%
17,145	Halliburton Company	491,205
11,468	Schlumberger Ltd	491,174
		982,379
	RETAIL - DISCRETIONARY - 5.0%
2,614	Asbury Automotive Group, Inc.(a)	546,614
6,447	Builders FirstSource, Inc.(a)	747,530
1,620	Dillard’s, Inc., Class A	446,002
3,232	Genuine Parts Company	481,342
18,054	La-Z-Boy, Inc.	482,403
		2,703,891
	SEMICONDUCTORS - 10.0%
69,078	ASE Technology Holding Company Ltd. - ADR	526,374
834	Broadcom, Inc.	673,838
1,360	KLA Corporation	602,466
9,869	Kulicke & Soffa Industries, Inc.	521,873
5,663	Lattice Semiconductor Corporation(a)	460,459
6,460	Microchip Technology, Inc.	486,180
2,953	NXP Semiconductors N.V.	528,882
31,759	Photronics, Inc.(a)	674,243
25,517	Richardson Electronics Ltd.	423,327
10,927	STMicroelectronics N.V.	474,669
		5,372,311

See accompanying notes to financial statements.

INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	SOFTWARE - 1.1%
16,203	Digi International, Inc.(a)	$582,498

	SPECIALTY FINANCE - 1.1%
12,161	Enova International, Inc.(a)	565,730

	STEEL - 3.5%
3,644	Nucor Corporation	481,227
2,152	Reliance Steel & Aluminum Company	505,031
5,001	Steel Dynamics, Inc.	459,592
18,385	Tenaris S.A. - ADR	455,213
		1,901,063
	TECHNOLOGY HARDWARE - 8.1%
44,387	Celestica, Inc.(a)	565,047
29,966	Extreme Networks, Inc.(a)	617,300
41,969	Harmonic, Inc.(a)	739,074
7,142	InterDigital, Inc.	593,072
6,730	Jabil, Inc.	602,470
5,451	Super Micro Computer, Inc.(a)	1,220,750
		4,337,713
	TECHNOLOGY SERVICES - 0.8%
11,332	Cass Information Systems, Inc.	437,642

	TELECOMMUNICATIONS - 0.8%
28,413	EchoStar Corporation, Class A(a)	448,073

	TRANSPORTATION & LOGISTICS - 2.7%
34,977	Ardmore Shipping Corporation	409,581
1,570	Old Dominion Freight Line, Inc.	487,391
92,387	Pangaea Logistics Solutions Ltd.	530,301
		1,427,273

See accompanying notes to financial statements.

INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	TRANSPORTATION EQUIPMENT - 1.0%
7,510	PACCAR, Inc.	$516,538

	TOTAL COMMON STOCKS (Cost $51,429,981)	53,445,539

	COLLATERAL FOR SECURITIES LOANED — 1.0%
	MONEY MARKET FUND - 1.0%
527,850	Fidelity Government Portfolio - Institutional Class, 5.02% (Cost $527,850)(c)(d)	527,850

	TOTAL INVESTMENTS - 100.6% (Cost $51,957,831)	$53,973,389
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%	(347,265)
	NET ASSETS - 100.0%	$53,626,124

ADR	- American Depositary Receipt

S.A.	- Société Anonyme

(a)	- Non-income producing security.

(b)	- All or a portion of the security is on loan. The total fair value of the securities on loan as of May 31, 2023 was $516,948.

(c)	- Security was purchased with cash received as collateral for securities on loan at May 31, 2023. Total collateral had a value of $527,850 at May 31, 2023.

(d)	- Rate disclosed is the seven day effective yield as of May 31, 2023.

See accompanying notes to financial statements.

The Inspire ETFs
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2023

	Inspire Global Hope	Inspire Small/Mid	Inspire Corporate
	ETF	Cap ETF	Bond ETF	Inspire 100 ETF
ASSETS
Investment securities:
At cost	$141,808,990	$143,135,716	$256,611,606	$307,449,019
At value (includes securities on loan with a market value of $1,715,092, $1,272,299, $81,712, $0)	$146,637,307	$134,220,253	$244,715,741	$279,287,287
Cash	519,122	272,914	3,834,696	349,373
Foreign currencies (Cost $136,995, $0, $0 and $0, respectively)	136,476	—	—	—
Dividends and interest receivable	610,016	158,505	2,402,354	243,786
Prepaid expenses	100	16,796	19,028	20,790
TOTAL ASSETS	147,903,021	134,668,468	250,971,819	279,901,236

LIABILITIES
Securities lending collateral payable	1,823,101	1,303,455	83,650	—
Payable for Fund shares repurchased	—	—	716,040	—
Investment advisory fees payable	41,249	31,869	63,433	54,632
Payable to related parties	8,185	8,367	6,836	12,140
Accrued expenses and other liabilities	13,594	6,643	9,093	12,459
TOTAL LIABILITIES	1,886,129	1,350,334	879,052	79,231
NET ASSETS	$146,016,892	$133,318,134	$250,092,767	$279,822,005

Net Assets Consist Of:
Paid in capital	$147,057,020	$143,637,941	$274,647,505	$331,958,789
Accumulated deficit	(1,040,128)	(10,319,807)	(24,554,738)	(52,136,784)
NET ASSETS	$146,016,892	$133,318,134	$250,092,767	$279,822,005

Net Asset Value Per Share:
Net Assets	$146,016,892	$133,318,134	$250,092,767	$279,822,005
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	4,600,000	4,500,000	10,800,000	9,150,000
Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$31.74	$29.63	$23.16	$30.58

See accompanying notes to financial statements.

The Inspire ETFs
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)(Continued)
May 31, 2023

			Inspire Faithward Mid
	Inspire International	Inspire Tactical	Cap	Inspire Fidelis Multi
	ETF	Balanced ETF	Momentum ETF	Factor ETF
ASSETS
Investment securities:
At cost	$189,914,746	$53,476,996	$47,332,509	$51,957,831
At value (includes securities on loan with a market value of $2,871,090, $0, $0, $516,948)	$190,034,341	$52,578,494	$45,599,364	$53,973,389
Cash	611,029	35,540,265	777,073	94,673
Foreign currencies (Cost $296,176, $0, $0, and $0, respectively)	295,603	—	—	—
Dividends and interest receivable	998,012	95,303	66,693	120,016
Prepaid expenses	22,220	704	15,238	—
TOTAL ASSETS	191,961,205	88,214,766	46,458,368	54,188,078

LIABILITIES
Securities lending collateral payable	3,065,720	—	—	527,850
Investment advisory fees payable	73,551	38,249	16,042	20,111
Payable to related parties	10,999	6,867	1,042	7,019
Accrued expenses and other liabilities	10,847	8,286	7,738	6,974
TOTAL LIABILITIES	3,161,117	53,402	24,822	561,954
NET ASSETS	$188,800,088	$88,161,364	$46,433,546	$53,626,124

Net Assets Consist Of:
Paid in capital	$197,769,949	$104,631,239	$53,830,846	$55,471,516
Accumulated deficit	(8,969,861)	(16,469,875)	(7,397,300)	(1,845,392)
NET ASSETS	$188,800,088	$88,161,364	$46,433,546	$53,626,124

Net Asset Value Per Share:
Net Assets	$188,800,088	$88,161,364	$46,433,546	$53,626,124
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	7,000,000	3,925,000	2,000,000	2,175,000
Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$26.97	$22.46	$23.22	$24.66

See accompanying notes to financial statements.

The Inspire ETFs
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended May 31, 2023

	Inspire Global Hope	Inspire Small/Mid	Inspire Corporate
	ETF	Cap ETF	Bond ETF	Inspire 100 ETF
INVESTMENT INCOME
Dividends	$2,299,364	$1,176,930	$—	$2,198,159
Interest	10,373	10,680	3,980,481	7,775
Securities lending income	5,874	76,902	8,773	1,118
Less: Foreign withholding taxes	(267,043)	—	—	(2,043)
TOTAL INVESTMENT INCOME	2,048,568	1,264,512	3,989,254	2,205,009

EXPENSES
Investment advisory fees	220,071	197,814	335,654	426,736
Custodian fees	71,803	35,901	14,959	29,917
Administrative services	59,722	47,935	75,503	79,495
Printing and postage expenses	9,473	8,976	12,465	14,959
Audit fees	7,730	7,730	7,730	7,730
Professional fees	7,578	7,380	12,765	11,768
Trustees fees and expenses	7,480	7,480	7,480	7,480
Legal fees	7,480	5,984	6,483	4,488
Transfer agent fees	6,581	5,984	5,984	5,385
Insurance expense	2,002	2,002	2,843	3,242
Other Expenses	3,989	3,990	3,989	3,989
TOTAL EXPENSES	403,909	331,176	485,855	595,189

Plus: Recapture of fees previously waived/expenses reimbursed by the Adviser	3,240	—	—	—
Less: Fees waived by the Adviser	—	—	—	(97,288)
NET EXPENSES	407,149	331,176	485,855	497,901

NET INVESTMENT INCOME	1,641,419	933,336	3,503,399	1,707,108

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
In-kind redemptions	315,098	1,366,967	248,539	6,474,093
Investments	(1,156,151)	(1,758,965)	(853,350)	(2,910,498)
Foreign currency transactions	(7,674)	—	—	—
	(848,727)	(391,998)	(604,811)	3,563,595
Net change in unrealized appreciation (depreciation) on:
Investments	(2,521,717)	(10,510,003)	2,346,275	(13,032,560)
Foreign currency translations	(7,037)	—	—	—
	(2,528,754)	(10,510,003)	2,346,275	(13,032,560)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(3,377,481)	(10,902,001)	1,741,464	(9,468,965)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,736,062)	$(9,968,665)	$5,244,863	$(7,761,857)

See accompanying notes to financial statements.

The Inspire ETFs
STATEMENTS OF OPERATIONS (Unaudited)(Continued)
For the Six Months Ended May 31, 2023

			Inspire Faithward
	Inspire International	Inspire Tactical	Mid Cap	Inspire Fidelis Multi
	ETF	Balanced ETF	Momentum ETF	Factor ETF

INVESTMENT INCOME
Dividends	$3,903,548	$1,879,316	$438,728	$510,038
Interest	14,296	32,758	13,768	—
Securities lending income	13,346	636	—	2,370
Less: Foreign withholding taxes	(516,468)	(1,940)	—	(32,195)
TOTAL INVESTMENT INCOME	3,414,722	1,910,770	452,496	480,213

EXPENSES
Investment advisory fees	372,026	246,753	142,613	112,919
Custodian fees	71,803	17,951	8,976	17,951
Administrative services	66,243	33,047	27,300	27,300
Printing and postage expenses	8,976	5,485	6,370	5,460
Professional fees	7,779	7,380	4,588	5,185
Audit fees	7,730	7,730	7,730	7,730
Trustees fees and expenses	7,480	7,480	7,480	7,480
Transfer agent fees	6,581	5,331	5,331	5,331
Legal fees	5,984	5,984	6,370	11,967
Insurance expense	1,995	1,995	1,047	1,046
Other Expenses	3,989	3,990	3,989	3,989
TOTAL EXPENSES	560,586	343,126	221,794	206,358

Less: Fees waived by the Adviser	—	—	(46,135)	—
NET EXPENSES	560,586	343,126	175,659	206,358

NET INVESTMENT INCOME	2,854,136	1,567,644	276,837	273,855

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
In-kind redemptions	1,628,744	734,111	876,305	45,796
Investments	(1,743,210)	(2,716,572)	—	(1,355,027)
Distributions of capital gains from underlying investment companies	—	187	—	—
Foreign currency transactions	(18,193)	—	9	29
	(132,659)	(1,982,274)	876,314	(1,309,202)
Net change in unrealized appreciation (depreciation) on:
Investments	124,173	(1,901,734)	(3,135,985)	(1,712,437)
Foreign currency translations	(10,701)	—	(13)	(1)
	113,472	(1,901,734)	(3,135,998)	(1,712,438)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(19,187)	(3,884,008)	(2,259,684)	(3,021,640)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,834,949	$(2,316,364)	$(1,982,847)	$(2,747,785)

See accompanying notes to financial statements.

Inspire Global Hope ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2023	Year Ended
	(Unaudited)	November 30, 2022
FROM OPERATIONS
Net investment income	$1,641,419	$2,334,308
Net realized loss on investments and foreign currency transactions	(848,727)	(6,093,691)
Net change in unrealized depreciation on investments and foreign currency translations	(2,528,754)	(8,769,531)
Net decrease in net assets resulting from operations	(1,736,062)	(12,528,914)

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:	(729,460)	(12,383,320)
Net decrease in net assets resulting from distributions to shareholders	(729,460)	(12,383,320)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	13,164,450	24,488,819
Cost of shares redeemed	(1,594,987)	—
Transaction fees (Note 5)	3,000	4,500
Net increase in net assets resulting from shares of beneficial interest	11,572,463	24,493,319

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,106,941	(418,915)

NET ASSETS
Beginning of Period	136,909,951	137,328,866
End of Period	$146,016,892	$136,909,951

SHARE ACTIVITY
Shares Sold	400,000	700,000
Shares Redeemed	(50,000)	—
Net increase in shares of beneficial interest outstanding	350,000	700,000

See accompanying notes to financial statements.

Inspire Small/Mid Cap ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2023	Year Ended
	(Unaudited)	November 30, 2022
FROM OPERATIONS
Net investment income	$933,336	$1,400,881
Net realized gain (loss) on investments and foreign currency transactions	(391,998)	1,236,445
Net change in unrealized depreciation on investments and foreign currency translations	(10,510,003)	(5,788,104)
Net decrease in net assets resulting from operations	(9,968,665)	(3,150,778)

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital	—	(226,508)
From distributable earnings:	(578,405)	(11,493,232)
Net decrease in net assets resulting from distributions to shareholders	(578,405)	(11,719,740)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	27,744,264	41,691,699
Cost of shares redeemed	(8,995,584)	(26,373,245)
Transaction fees (Note 5)	3,750	7,000
Net increase in net assets resulting from shares of beneficial interest	18,752,430	15,325,454

TOTAL INCREASE IN NET ASSETS	8,205,360	454,936

NET ASSETS
Beginning of Period	125,112,774	124,657,838
End of Period	$133,318,134	$125,112,774

SHARE ACTIVITY
Shares Sold	850,000	1,350,000
Shares Redeemed	(300,000)	(850,000)
Net increase in shares of beneficial interest outstanding	550,000	500,000

See accompanying notes to financial statements.

Inspire Corporate Bond ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2023	Year Ended
	(Unaudited)	November 30, 2022
FROM OPERATIONS
Net investment income	$3,503,399	$3,692,253
Net realized loss on investments	(604,811)	(15,966,437)
Net change in unrealized appreciation (depreciation) on investments	2,346,275	(11,760,519)
Net increase (decrease) in net assets resulting from operations	5,244,863	(24,034,703)

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:	(3,513,360)	(4,205,140)
Net decrease in net assets resulting from distributions to shareholders	(3,513,360)	(4,205,140)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	60,214,774	81,092,592
Cost of shares redeemed	(34,869,341)	(68,069,358)
Transaction fees (Note 5)	3,250	4,500
Net increase in net assets resulting from shares of beneficial interest	25,348,683	13,027,734

TOTAL INCREASE (DECREASE) IN NET ASSETS	27,080,186	(15,212,109)

NET ASSETS
Beginning of Period	223,012,581	238,224,690
End of Period	$250,092,767	$223,012,581

SHARE ACTIVITY
Shares Sold	2,600,000	3,400,000
Shares Redeemed	(1,500,000)	(2,900,000)
Net increase in shares of beneficial interest outstanding	1,100,000	500,000

See accompanying notes to financial statements.

Inspire 100 ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2023	Year Ended
	(Unaudited)	November 30, 2022
FROM OPERATIONS
Net investment income	$1,707,108	$2,977,673
Net realized gain (loss) on investments	3,563,595	(19,522,688)
Net change in unrealized depreciation on investments	(13,032,560)	(32,276,314)
Net decrease in net assets resulting from operations	(7,761,857)	(48,821,329)

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:	(1,241,400)	(47,948,095)
Net decrease in net assets resulting from distributions to shareholders	(1,241,400)	(47,948,095)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	44,483,287	135,768,391
Cost of shares redeemed	(33,202,796)	(57,439,730)
Transaction fees (Note 5)	6,750	17,250
Net increase in net assets resulting from shares of beneficial interest	11,287,241	78,345,911

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,283,984	(18,423,513)

NET ASSETS
Beginning of Period	277,538,021	295,961,534
End of Period	$279,822,005	$277,538,021

SHARE ACTIVITY
Shares Sold	1,450,000	3,850,000
Shares Redeemed	(1,050,000)	(1,800,000)
Net increase in shares of beneficial interest outstanding	400,000	2,050,000

See accompanying notes to financial statements.

Inspire International ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2023	Year Ended
	(Unaudited)	November 30, 2022
FROM OPERATIONS
Net investment income	$2,854,136	$2,717,173
Net realized loss on investments and foreign currency transactions	(132,659)	(10,435,271)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	113,472	(3,241,447)
Net increase (decrease) in net assets resulting from operations	2,834,949	(10,959,545)

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:	(756,155)	(15,197,630)
Net decrease in net assets resulting from distributions to shareholders	(756,155)	(15,197,630)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	55,383,713	61,144,967
Cost of shares redeemed	(9,501,290)	(5,175,616)
Transaction fees (Note 5)	10,000	8,000
Net increase in net assets resulting from shares of beneficial interest	45,892,423	55,977,351

TOTAL INCREASE IN NET ASSETS	47,971,217	29,820,176

NET ASSETS
Beginning of Period	140,828,871	111,008,695
End of Period	$188,800,088	$140,828,871

SHARE ACTIVITY
Shares Sold	2,000,000	2,200,000
Shares Redeemed	(350,000)	(150,000)
Net increase in shares of beneficial interest outstanding	1,650,000	2,050,000

See accompanying notes to financial statements.

Inspire Tactical Balanced ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2023	Year Ended
	(Unaudited)	November 30, 2022
FROM OPERATIONS
Net investment income	$1,567,644	$929,342
Net realized loss on investments	(1,982,461)	(13,821,072)
Distributions of capital gains from underlying investment companies	187	—
Net change in unrealized depreciation on investments	(1,901,734)	(5,117,127)
Net decrease in net assets resulting from operations	(2,316,364)	(18,008,857)

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:	(1,580,022)	(10,101,833)
Net decrease in net assets resulting from distributions to shareholders	(1,580,022)	(10,101,833)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	2,276,484	32,986,481
Cost of shares redeemed	(15,957,622)	(8,975,358)
Transaction fees (Note 5)	5,000	9,250
Net increase (decrease) in net assets resulting from shares of beneficial interest	(13,676,138)	24,020,373

TOTAL DECREASE IN NET ASSETS	(17,572,524)	(4,090,317)

NET ASSETS
Beginning of Period	105,733,888	109,824,205
End of Period	$88,161,364	$105,733,888

SHARE ACTIVITY
Shares Sold	100,000	1,250,000
Shares Redeemed	(700,000)	(375,000)
Net increase (decrease) in shares of beneficial interest outstanding	(600,000)	875,000

See accompanying notes to financial statements.

Inspire Faithward Mid Cap Momentum ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2023	Year Ended
	(Unaudited)	November 30, 2022
FROM OPERATIONS
Net investment income	$276,837	$315,535
Net realized gain (loss) on investments and foreign currency transactions	876,314	(5,421,262)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(3,135,998)	1,738,256
Net decrease in net assets resulting from operations	(1,982,847)	(3,367,471)

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:	(207,797)	(1,890,822)
Net decrease in net assets resulting from distributions to shareholders	(207,797)	(1,890,822)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	20,970,872	25,843,038
Cost of shares redeemed	(12,632,442)	(24,250,314)
Transaction fees (Note 5)	3,500	4,000
Net increase in net assets resulting from shares of beneficial interest	8,341,930	1,596,724

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,151,286	(3,661,569)

NET ASSETS
Beginning of Period	40,282,260	43,943,829
End of Period	$46,433,546	$40,282,260

SHARE ACTIVITY
Shares Sold	875,000	1,100,000
Shares Redeemed	(550,000)	(925,000)
Net increase in shares of beneficial interest outstanding	325,000	175,000

See accompanying notes to financial statements.

Inspire Fidelis Multi Factor ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2023	Period Ended
	(Unaudited)	November 30, 2022 (a)
FROM OPERATIONS
Net investment income	$273,855	$52,438
Net realized loss on investments and foreign currency transactions	(1,309,202)	(2,607,288)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(1,712,438)	3,727,994
Net increase (decrease) in net assets resulting from operations	(2,747,785)	1,173,144

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:	(203,517)	(33,425)
Net decrease in net assets resulting from distributions to shareholders	(203,517)	(33,425)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	10,869,300	46,975,373
Cost of shares redeemed	(1,210,922)	(1,202,044)
Transaction fees (Note 5)	3,750	2,250
Net increase in net assets resulting from shares of beneficial interest	9,662,128	45,775,579

TOTAL INCREASE IN NET ASSETS	6,710,826	46,915,298

NET ASSETS
Beginning of Period	46,915,298	—
End of Period	$53,626,124	$46,915,298

SHARE ACTIVITY
Shares Sold	425,000	1,850,000
Shares Redeemed	(50,000)	(50,000)
Net increase in shares of beneficial interest outstanding	375,000	1,800,000

(a)	The Inspire Fidelis Multi Factor ETF commenced operations on August 23, 2022.

See accompanying notes to financial statements.

Inspire Global Hope ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period Presented

	Six Months Ended
	May 31, 2023		Year Ended		Year Ended	Year Ended	Year Ended		Year Ended
	(Unaudited)		November 30, 2022		November 30, 2021	November 30, 2020	November 30, 2019		November 30, 2018
Net asset value, beginning of period	$32.21		$38.68		$32.12	$29.21	$26.20		$27.86
Activity from investment operations:
Net investment income (1)	0.36		0.57		0.78	0.50	0.67		0.48
Net realized and unrealized gain (loss) on investments	(0.67)		(3.62)		6.46	2.96	3.08		(1.49)
Total from investment operations	(0.31)		(3.05)		7.24	3.46	3.75		(1.01)
Less distributions from:
Net investment income	(0.16)		(0.52)		(0.68)	(0.52)	(0.58)		(0.49)
Net realized gains	—		(2.90)		—	(0.03)	(0.16)		(0.16)
Total distributions	(0.16)		(3.42)		(0.68)	(0.55)	(0.74)		(0.65)
Net asset value, end of period	$31.74		$32.21		$38.68	$32.12	$29.21		$26.20
Total return (3)	(0.96	)% (7)	(8.59)%		22.63%	12.35%	14.60%		(3.74)%
Net assets, at end of period (000s)	$146,017		$136,910		$137,329	$120,453	$160,673		$87,770
Ratio of gross expenses to average net assets	0.55	% (5)(6)	0.61	% (5)	0.49%	0.61%	0.52	% (5)	0.62%
Ratio of net expenses to average net assets	0.55	% (4)(6)	0.61	% (4)	0.49%	0.61%	0.54	% (4)	0.62%
Ratio of net investment income to average net assets	2.23	% (6)	1.74%		2.08%	1.82%	2.42%		1.71%
Portfolio Turnover Rate (2)	13	% (7)	51%		94%	36%	22%		22%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursed fees from prior periods.

(5)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

(6)	Annualized for periods less than one year.

(7)	Not annualized.

See accompanying notes to financial statements.

Inspire Small/Mid Cap ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period Presented

	Six Months Ended
	May 31, 2023		Year Ended	Year Ended		Year Ended		Year Ended	Year Ended
	(Unaudited)		November 30, 2022	November 30, 2021		November 30, 2020		November 30, 2019	November 30, 2018
Net asset value, beginning of period	$31.67		$36.13	$27.74		$27.56		$26.73	$26.82
Activity from investment operations:
Net investment income (1)	0.22		0.38	0.38		0.37		0.32	0.30
Net realized and unrealized gain (loss) on investments	(2.13)		(1.46)	8.32		0.13	(4)	1.29	0.20 (4)
Total from investment operations	(1.91)		(1.08)	8.70		0.50		1.61	0.50
Less distributions from:
Net investment income	(0.13)		(0.32)	(0.31)		(0.31)		(0.22)	(0.21)
Net realized gains	—		(3.00)	—		(0.01)		(0.56)	(0.38)
Return of capital	—		(0.06)	—		—		—	—
Total distributions	(0.13)		(3.38)	(0.31)		(0.32)		(0.78)	(0.59)
Net asset value, end of period	$29.63		$31.67	$36.13		$27.74		$27.56	$26.73
Total return (3)	(6.03	)%(8)	(3.34)%	31.44%		2.12%		6.42%	1.89%
Net assets, at end of period (000s)	$133,318		$125,113	$124,658		$85,988		$99,226	$50,788
Ratio of gross expenses to average net assets	0.50	% (7)	0.54%	0.48	% (6)	0.57	% (6)	0.64%	0.71%
Ratio of net expenses to average net assets	0.50	% (7)	0.54%	0.52	% (5)	0.60	% (5)	0.60%	0.62%
Ratio of net investment income to average net assets	1.41	% (7)	1.21%	1.08%		1.53%		1.24%	1.07%
Portfolio Turnover Rate (2)	13	% (8)	43%	168%		92%		42%	24%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	The amount of net realized and unrealized gain (loss) on investments per share does not accord with the amounts in the Statements of Operations due to the timing of shareholder subscriptions and redemptions relative to fluctuating net asset values during the year.

(5)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursed fees from prior periods.

(6)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

Inspire Corporate Bond ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period Presented

	Six Months Ended
	May 31, 2023		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	(Unaudited)		November 30, 2022	November 30, 2021	November 30, 2020	November 30, 2019		November 30, 2018
Net asset value, beginning of period	$22.99		$25.89	$26.48	$25.69	$24.18		$24.95
Activity from investment operations:
Net investment income (1)	0.36		0.37	0.27	0.45	0.64		0.56
Net realized and unrealized gain (loss) on investments	0.17		(2.85)	(0.57)	0.86	1.49		(0.81)
Total from investment operations	0.53		(2.48)	(0.30)	1.31	2.13		(0.25)
Less distributions from:
Net investment income	(0.36)		(0.35)	(0.29)	(0.44)	(0.62)		(0.52)
Net realized gains	—		(0.07)	—	(0.08)	—		(0.00	) (6)
Total distributions	(0.36)		(0.42)	(0.29)	(0.52)	(0.62)		(0.52)
Net asset value, end of period	$23.16		$22.99	$25.89	$26.48	$25.69		$24.18
Total return (3)	2.30	% (8)	(9.64)%	(1.15)%	5.16%	8.91%		(0.99)%
Net assets, at end of period (000s)	$250,093		$223,013	$238,225	$166,829	$138,723		$58,031
Ratio of gross expenses to average net assets	0.43	% (7)	0.45%	0.44%	0.49%	0.50	% (5)	0.68%
Ratio of net expenses to average net assets	0.43	% (7)	0.45%	0.44%	0.49%	0.58	% (4)	0.62%
Ratio of net investment income to average net assets	3.11	% (7)	1.56%	1.04%	1.75%	2.52%		2.27%
Portfolio Turnover Rate (2)	3	% (8)	47%	126%	35%	18%		5%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursed fees from prior periods.

(5)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

(6)	Represents less than $0.005.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

Inspire 100 ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period Presented

	Six Months Ended
	May 31, 2023		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		November 30, 2022	November 30, 2021	November 30, 2020	November 30, 2019	November 30, 2018
Net asset value, beginning of period	$31.72		$44.17	$35.98	$29.52	$26.06	$25.69
Activity from investment operations:
Net investment income (1)	0.19		0.35	0.43	0.41	0.43	0.61
Net realized and unrealized gain (loss) on investments	(1.19)		(5.81)	8.39	6.43	3.35	0.19 (4)
Total from investment operations	(1.00)		(5.46)	8.82	6.84	3.78	0.80
Less distributions from:
Net investment income	(0.14)		(0.33)	(0.43)	(0.38)	(0.31)	(0.42)
Net realized gains	—		(6.66)	(0.20)	—	(0.01)	—
Return of capital	—		—	—	—	—	(0.01)
Total distributions	(0.14)		(6.99)	(0.63)	(0.38)	(0.32)	(0.43)
Net asset value, end of period	$30.58		$31.72	$44.17	$35.98	$29.52	$26.06
Total return (3)	(3.16	)% (7)	(14.69)%	24.79%	23.50%	14.64%	3.09%
Net assets, at end of period (000s)	$279,822		$277,538	$295,962	$149,320	$92,986	$39,085
Ratio of gross expenses to average net assets (5)	0.42	% (6)	0.45%	0.42%	0.48%	0.57%	0.84%
Ratio of net expenses to average net assets	0.35	% (6)	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets	1.20	% (6)	1.05%	1.04%	1.31%	1.59%	2.27%
Portfolio Turnover Rate (2)	4	% (7)	28%	100%	60%	23%	8%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	The amount of net realized and unrealized gain (loss) on investments per share does not accord with the amounts in the Statements of Operations due to the timing of shareholder subscriptions and redemptions relative to fluctuating net asset values during the year.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(6)	Annualized for periods less than one year.

(7)	Not annualized.

See accompanying notes to financial statements.

Inspire International ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period Presented

	Six Months Ended
	May 31, 2023		Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		November 30, 2022	November 30, 2021	November 30, 2020	November 30, 2019 (1)
Net asset value, beginning of period	$26.32		$33.64	$29.40	$26.51	$25.00
Activity from investment operations:
Net investment income (loss) (2)	0.47		0.61	0.81	0.36	(0.05)
Net realized and unrealized gain (loss) on investments	0.31		(3.36)	4.22	2.81	1.56
Total from investment operations	0.78		(2.75)	5.03	3.17	1.51
Less distributions from:
Net investment income	(0.13)		(0.60)	(0.79)	(0.28)	—
Net realized gains	—		(3.97)	—	—	—
Total distributions	(0.13)		(4.57)	(0.79)	(0.28)	—
Net asset value, end of period	$26.97		$26.32	$33.64	$29.40	$26.51
Total return (4)	2.96	% (6)	(9.32)%	17.11%	12.29%	6.04%
Net assets, at end of period (000s)	$188,800		$140,829	$111,009	$77,902	$11,930
Ratio of net expenses to average net assets (5)	0.67%		0.80%	0.69%	0.94%	2.44%
Ratio of net investment income (loss) to average net assets (5)	3.43%		2.29%	2.38%	1.44%	(1.16)%
Portfolio Turnover Rate (3)	13	% (6)	61%	106%	27%	0%

(1)	The Inspire International ETF commenced operations on September 30, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

See accompanying notes to financial statements.

Inspire Tactical Balanced ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period Presented

	Six Months Ended
	May 31, 2023		Year Ended	Year Ended	Period Ended
	(Unaudited)		November 30, 2022	November 30, 2021	November 30, 2020 (1)
Net asset value, beginning of period	$23.37		$30.09	$26.26	$25.00
Activity from investment operations:
Net investment income (2)	0.36		0.21	0.20	0.08
Net realized and unrealized gain (loss) on investments	(0.91)		(4.22)	4.93	1.21
Total from investment operations	(0.55)		(4.01)	5.13	1.29
Less distributions from:
Net investment income	(0.36)		(0.11)	(0.25)	(0.03)
Net realized gains	—		(2.60)	(1.05)	—
Total distributions	(0.36)		(2.71)	(1.30)	(0.03)
Net asset value, end of period	$22.46		$23.37	$30.09	$26.26
Total return (4)	(2.38	)% (6)	(14.63)%	20.49%	5.18%
Net assets, at end of period (000s)	$88,161		$105,734	$109,824	$71,552
Ratio of net expenses to average net assets (5)	0.69%		0.69%	0.69%	0.80%
Ratio of net investment income to average net assets (5)	3.16%		0.84%	0.70%	0.81%
Portfolio Turnover Rate (3)	186	% (6)	469%	114%	282%

(1)	The Inspire Tactical Balanced ETF commenced operations on July 15, 2020.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

See accompanying notes to financial statements.

Inspire Faithward Mid Cap Momentum ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period Presented

	Six Months Ended
	May 31, 2023		Year Ended	Period Ended
	(Unaudited)		November 30, 2022	November 30, 2021 (1)
Net asset value, beginning of period	$24.05		$29.30	$25.00
Activity from investment operations:
Net investment income (2)	0.15		0.28	0.08
Net realized and unrealized gain (loss) on investments	(0.86)		(4.21)	4.26
Total from investment operations	(0.71)		(3.93)	4.34
Less distributions from:
Net investment income	(0.12)		(0.24)	(0.04)
Net realized gains	—		(1.08)	—
Total distributions	(0.12)		(1.32)	(0.04)
Net asset value, end of period	$23.22		$24.05	$29.30
Total return (4)	(2.96	)% (6)	(13.89)%	17.35%
Net assets, at end of period (000s)	$46,434		$40,282	$43,944
Ratio of gross expenses to average net assets (5)	1.01%		1.28%	1.02%
Ratio of net expenses to average net assets (5)	0.80%		0.95%	1.02%
Ratio of net investment income to average net assets (5)	1.26%		1.18%	0.27%
Portfolio Turnover Rate (3)	0	% (6)	95%	270%

(1)	The Inspire Faithward Mid Cap Momentum ETF commenced operations on December 7, 2020.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

See accompanying notes to financial statements.

Inspire Fidelis Multi Factor ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Year and Period Presented

	Six Months Ended
	May 31, 2023		Period Ended
	(Unaudited)		November 30, 2022 (1)
Net asset value, beginning of period	$26.06		$25.00
Activity from investment operations:
Net investment income (2)	0.14		0.03
Net realized and unrealized gain (loss) on investments	(1.43)		1.05
Total from investment operations	(1.29)		1.08
Less distributions from:
Net investment income	(0.11)		(0.02)
Total distributions	(0.11)		(0.02)
Net asset value, end of period	$24.66		$26.06
Total return (4)	(4.97	)% (6)	4.33%
Net assets, at end of period (000s)	$53,626		$46,915
Ratio of net expenses to average net assets (5)	0.82%		1.09%
Ratio of net investment income to average net assets (5)	1.08%		0.48%
Portfolio Turnover Rate (3)	125	% (6)	61%

(1)	The Inspire Fidelis Multi Factor ETF commenced operations on August 23, 2022.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

See accompanying notes to financial statements.

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)
May 31, 2023

1.	ORGANIZATION

The Inspire Global Hope ETF (“BLES”), Inspire Small/Mid Cap ETF (“ISMD”), Inspire Corporate Bond ETF (“IBD”), Inspire 100 ETF (“BIBL”), Inspire International ETF (“WWJD”), Inspire Tactical Balanced ETF (“RISN”), Inspire Faithward Mid Cap Momentum ETF (“GLRY”), and Inspire Fidelis Multi Factor ETF (“FDLS”) (each a “Fund” and collectively the “Funds”) are each a diversified series of Northern Lights Fund Trust IV (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 2, 2015, which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. BLES’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire Global Hope Large Cap Equal Weight Index. ISMD’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire Small/Mid Cap Impact Equal Weight Index. IBD’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire Corporate Bond Impact Equal Weight Index. BIBL’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire 100 Index. WWJD’s investment objective seeks to replicate the investment results that generally correspond, before fees and expenses, to the performance of the Inspire Global Hope ex-US Index. RISN’s investment objective seeks to provide capital appreciation with lower volatility than the US large cap stock market over the long term. GLRY’s investment objective seeks to outperform the results (before fees and expenses) of the broader U.S. midcap stock market when momentum is in favor. FDLS’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the WI Fidelis Multi-Cap, Multi-Factor Index. The investment objectives are non-fundamental. BLES and ISMD commenced operations on February 27, 2017. IBD commenced operations on July 10, 2017. BIBL commenced operations on October 30, 2017. WWJD commenced operations on September 30, 2019. RISN commenced operations on July 15, 2020. GLRY commenced operations on December 7, 2020. FDLS commenced operations on August 23, 2022.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined or, in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2023

and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value (“NAV”).

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2023

purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Securities Lending Risk – Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees a Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. In the event a borrower does not return a Fund’s securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities.

Fixed Income Risk – When a Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments) . These risks could affect the value of a particular investment by each Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Foreign Securities Risk – Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. The lack of readily available public information may lead to inaccurate Inspire Impact Scores. Not all countries and jurisdictions monitor or regulate Inspire Impact Score factors so that there may be no relevant information available for certain factors. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2023

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of value requires more judgment. Accordingly, the degree of judgment exercised in determining value is greatest for instruments categorized in Level 3.

The inputs used to measure value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2023 for the Funds’ assets measured at value:

BLES
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$144,506,139	$—	$—	$144,506,139
Collateral For Securities Loaned	1,823,101	—	—	1,823,101
Preferred Stock	308,067	—	—	308,067
Right	—	—	—	—
Total	$146,637,307	$—	$—	$146,637,307

ISMD
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$132,916,798	$—	$—	$132,916,798
Collateral For Securities Loaned	1,303,455	—	—	1,303,455
Total	$134,220,253	$—	$—	$134,220,253

IBD
Assets *	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$244,632,091	$—	$244,632,091
Collateral For Securities Loaned	83,650	—	—	83,650
Total	$83,650	$244,632,091	$—	$244,715,741

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2023

BIBL
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$279,287,287	$—	$—	$279,287,287
Total	$279,287,287	$—	$—	$279,287,287

WWJD
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$186,176,503	$—	$—	$186,176,503
Collateral For Securities Loaned	3,065,720	—	—	3,065,720
Preferred Stock	792,118	—	—	792,118
Total	$190,034,341	$—	$—	$190,034,341

RISN
Common Stocks	$52,578,494	$—	$—	$52,578,494
Total	$52,578,494	$—	$—	$52,578,494

GLRY
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$45,599,364	$—	$—	$45,599,364
Total	$45,599,364	$—	$—	$45,599,364

FDLS
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$53,445,539	$—	$—	$53,445,539
Collateral For Securities Loaned	527,850	—	—	527,850
Total	$53,973,389	$—	$—	$53,973,389

The Funds did not hold any Level 3 securities during the period.

*	See Schedule of Investments for industry classification.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for BLES, ISMD, BIBL, WWJD, RISN, GLRY and FDLS and monthly for IBD. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2023

Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims, as well as payment history and market convention. The Funds may be subject to foreign taxation related to capital gains on the sale of securities in the foreign jurisdictions in which they invest. When a capital gain tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that may be payable if securities were disposed of on the valuation date.

Federal Income Taxes – The Funds comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no provision for federal income tax is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken in each Fund’s November 30, 2023 year-end tax return. Each Fund identifies its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments. Each Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statements of Operations. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds (“ETFs”) – The Funds may invest in ETFs. ETFs are generally a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they hold, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Cash – The Funds consider their investments in an FDIC insured interest bearing savings account to be cash. The Funds maintain cash balances, which, at times, may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2023

rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions, gains and losses on the purchase and sale of foreign currencies and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended May 31, 2023, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Funds were as follows:

Ticker	Purchases	Sales
BLES	$20,449,891	$18,580,614
ISMD	$18,329,156	$17,276,648
IBD	$8,736,917	$7,648,298
BIBL	$10,461,863	$10,134,901
WWJD	$27,062,867	$20,597,146
RISN	$174,209,578	$208,560,754
GLRY	$—	$—
FDLS	$63,345,357	$62,432,473

For the six months ended May 31, 2023, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions for the Funds were as follows:

Ticker	Purchases	Sales
BLES	$12,446,742	$1,487,638
ISMD	$27,644,227	$8,944,811
IBD	$57,043,279	$34,035,501
BIBL	$44,403,245	$33,131,981
WWJD	$48,557,726	$8,272,586
RISN	$1,694,638	$15,721,617
GLRY	$20,630,933	$12,405,603
FDLS	$10,777,710	$1,197,772

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Funds are overseen by the Board. Inspire Investing, LLC (the “Adviser”) serves as the Funds’ investment adviser pursuant to an Investment Advisory Agreement with the Trust

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2023

(the “Advisory Agreement”). The Adviser has engaged SevenOneSeven Capital Management, LTD as the sub-adviser (the “Sub-Adviser”) to manage the assets of GLRY. The Sub-Advisor is paid by the Advisor, not the Funds. The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. (the “Custodian”) to serve as custodian and to act as transfer and shareholder services agent. The Trust has also entered into an Underwriting Agreement with Foreside Financial Services, LLC (the “Distributor”) to serve as the principal underwriter and distributor for the Funds.

Pursuant to the Advisory Agreement, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate indicated below of each Fund’s average daily net assets. For the six months ended May 31, 2023, each Fund incurred the following in advisory fees:

Ticker	ANNUAL RATE	TOTAL ADVISORY FEE
BLES	0.30%	$220,071
ISMD	0.30%	$197,814
IBD	0.30%	$335,654
BIBL	0.30%	$426,736
WWJD	0.45%	$372,026
RISN	0.50%	$246,753
GLRY	0.65%	$142,613
FDLS	0.45%	$112,919

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed for BIBL and GLRY, at least until March 31, 2024, to waive a portion of its advisory fee and has agreed to reimburse the BIBL and GLRY for other expenses to the extent necessary so that total expenses incurred (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.35% and 0.80% of average daily net assets for BIBL and GLRY, respectively. BLES, ISMD, IBD, WWJD, RISN and FDLS currently do not have a Waiver Agreement in place. BLES waiver agreement ended March 31, 2022.

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and BIBL’s and GLRY’s operating expenses are subsequently lower than its expense limitation, or limitation in place at time of waiver, the Adviser, on a rolling three-year period, shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause that Fund’s operating expense to exceed the expense limitation. If a Fund’s operating expenses subsequently exceed the expense limitation, the reimbursements for the Fund shall be suspended. For the six months ended May 31, 2023, the Adviser waived fees and/or reimbursed expenses in the amount of $97,288 and $46,135 for BIBL and GLRY, respectively, pursuant to the Waiver Agreement. For the six months ended May 31, 2023, the Adviser recaptured $3,420 of previously waived fees for BLES.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2023

The following amounts previously waived by the Adviser are subject to recapture by the Funds by the following dates:

	11/30/2023	11/30/2024	11/30/2025
BIBL	$133,196	$168,196	$279,811
GLRY	$—	$—	$88,117

The Adviser may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the effective date of the Waiver Agreement (or any similar agreement).

The Board may terminate this expense reimbursement arrangement at any time on 60 days’ notice to the Adviser.

The Trust, with respect to the Funds, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds.

Ultimus Fund Solutions, LLC (“UFS”) – UFS provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration and fund accounting services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2023

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at the NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 50,000 shares for BLES, ISMD, BIBL, and WWJD, 100,000 shares for IBD, and 25,000 for RISN, GLRY and FDLS. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and their ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”).

The Transaction Fees for the Funds are listed in the table below:

	Fee for In-Kind and Cash	Maximum Additional Variable
Ticker	Purchases	Charge for Cash Purchases*
BLES	$500	0.00%
ISMD	$250	0.00%
IBD	$250	0.00%
BIBL	$250	0.00%
WWJD	$500	0.00%
RISN	$250	0.00%
GLRY	$250	2.00%
FDLS	$250	0.00%

*	The maximum Transaction Fee may be up to 2.00% as a percentage of the amount invested.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2023

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended November 30, 2022, and November 30, 2021, was as follows:

For the period ended November 30, 2022:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	Of Capital	Total
BLES	$4,957,965	$7,425,355	$—	$12,383,320
ISMD	11,493,232	—	226,508	11,719,740
IBD	3,574,103	631,037	—	4,205,140
BIBL	13,552,964	34,395,131	—	47,948,095
WWJD	5,448,753	9,748,877	—	15,197,630
RISN	9,905,373	196,460	—	10,101,833
GLRY	1,890,822	—	—	1,890,822
FDLS	33,425	—	—	33,425

For the period ended November 30, 2021:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	Of Capital	Total
BLES	$2,405,165	$—	$—	$2,405,165
ISMD	1,008,145	—	—	1,008,145
IBD	2,091,010	—	—	2,091,010
BIBL	3,163,725	—	—	3,163,725
WWJD	2,505,170	—	—	2,505,170
RISN	3,640,613	1,362	—	3,641,975
GLRY	58,050	—	—	58,050
FDLS	—	—	—	—

*	The difference between ordinary distributions paid from book and ordinary distributions paid from tax relates to allowable foreign tax credits of $192,710 for fiscal year ended November 30, 2021, for Inspire International ETF, which have been passed through to the Funds’ underlying shareholders and are deemed dividends for tax purposes.

As of November 30, 2022, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
BLES	$114,250	$—	$—	$(5,858,856)	$—	$7,170,000	$1,425,394
ISMD	—	—	—	(961,753)	—	1,189,016	227,263
IBD	167,932	—	—	(12,139,799)	—	(14,314,374)	(26,286,241)
BIBL	—	—	—	(26,493,350)	—	(16,640,177)	(43,133,527)
WWJD	79,979	—	—	(10,793,991)	—	(334,643)	(11,048,655)
RISN	585,694	—	—	(13,982,031)	—	822,848	(12,573,489)
GLRY	49,609	—	(546,233)	(6,113,422)	—	1,403,390	(5,206,656)
FDLS	46,146	—	—	(2,651,006)	—	3,710,770	1,105,910

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2023

The difference between book basis and tax basis undistributed net investment income (loss), accumulated net realized gains (losses), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for real estate investment trusts, passive foreign investment companies, and C-Corporation return of capital distributions.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following funds incurred and elected to defer such capital losses as follows:

Post October
Portfolio	Losses
BLES	—
ISMD	—
IBD	—
BIBL	—
WWJD	—
RISN	—
GLRY	546,233
FDLS	—

At November 30, 2022, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total
BLES	$3,909,697	$1,949,159	$5,858,856.00
ISMD	—	961,753	961,753
IBD	4,223,831	7,915,968	12,139,799
BIBL	16,563,119	9,930,231	26,493,350
WWJD	6,646,268	4,147,723	10,793,991
RISN	13,982,031	—	13,982,031
GLRY	4,724,490	1,388,932	6,113,422
FDLS	2,651,006	—	2,651,006

Permanent book and tax differences, primarily attributable to realized gain (loss) on in-kind redemptions, adjustments for prior year tax returns, non-deductible expenses and distributions in excess, resulted in reclassifications for the Funds for the year ended November 30, 2022, as follows:

	Paid
	In	Accumulated
Portfolio	Capital	Earnings (Losses)
BLES	$181	$(181)
ISMD	2,904,386	(2,904,386)
IBD	(3,768,328)	3,768,328
BIBL	8,988,019	(8,988,019)
WWJD	687,774	(687,774)
RISN	62,415	(62,415)
GLRY	1,257,767	(1,257,767)
FDLS	33,809	(33,809)

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2023

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
Portfolio	Tax Cost	Appreciation	Depreciation	(Depreciation)
BLES	$143,803,145	$18,025,439	$(15,191,277)	$2,834,162
ISMD	144,033,647	12,821,469	(22,634,863)	(9,813,394)
IBD	256,539,372	937,304	(12,760,935)	(11,823,631)
BIBL	308,960,024	17,959,595	(47,632,332)	(29,672,737)
WWJD	193,301,125	11,846,815	(15,113,599)	(3,266,784)
RISN	53,657,380	1,353,109	(2,431,995)	(1,078,886)
GLRY	47,331,926	1,939,433	(3,671,995)	(1,732,562)
FDLS	51,975,055	4,579,340	(2,581,006)	1,998,334

8.	SECURITIES LENDING

Each Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Custodian. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 100% of the value of any loaned securities at the time of the loan. Each Fund receives compensation in the form of fees. The amount of fees depends on a number of factors including the type of security and length of the loan. Each Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of each Fund. Each Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. The cash collateral is held by the Custodian in accordance with the custody agreement. Each Fund could experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent.

As of May 31, 2023, the below table shows the securities loan and collateral for the loan, both of which are presented gross on the Statement of Assets and Liabilities. All individual open security loan transactions were overcollateralized. The remaining contractual maturity of those transactions are overnight and continuous. This cash is invested in the Fidelity Government Portfolio – Institutional Class.

		Collateral
	Fair Value of	Value of
	Securities on	Securities on
Ticker	Loan	Loan
BLES	$1,715,092	$1,823,101
ISMD	1,272,299	1,303,455
IBD	81,712	83,650
WWJD	2,871,090	3,065,720
FDLS	516,948	527,850

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2023

The following table is a summary of the Funds’ securities loaned and related collateral, which are subject to a netting agreement as of May 31, 2023:

				Gross Amounts Not Offset
				in the Statement of Assets
				& Liabilities
		Gross	Net Amounts
		Amounts	of Assets
	Gross	Offset in the	Presented in
	Amounts of	Statement of	the Statement
	Recognized	Assets &	of Assets &	Financial	Collateral	Net
ETF	Assets	Liabilities	Liabilities	Instruments	Received	Amount
BLES Securities Lending	$1,823,101	$—	$1,823,101	$—	$1,823,101	$—
ISMD Securities Lending	$1,303,455	$—	$1,303,455	$—	$1,303,455	$—
IBD Securities Lending	$83,650	$—	$83,650	$—	$83,650	$—
WWJD Securities Lending	$3,065,720	$—	$3,065,720	$—	$3,065,720	$—
FDLS Securities Lending	$527,850	$—	$527,850	$—	$527,850	$—

It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract. As of May 31, 2023 the collateral consisted of institutional government money market funds.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no other events or transactions occurred requiring adjustment or disclosure in the financial statements other than the following.

The Board declared the following distributions after May 31, 2023:

Ticker	Dividend Per Share	Record Date	Payable Date
BLES	$0.2675	6/23/2023	7/3/2023
ISMD	$0.0979	6/23/2023	7/3/2023
IBD	$0.0576	6/23/2023	7/3/2023
BIBL	$0.0829	6/23/2023	7/3/2023
WWJD	$0.3528	6/23/2023	7/3/2023
RISN	$0.1513	6/23/2023	7/3/2023
GLRY	$0.0795	6/23/2023	7/3/2023
FDLS	$0.0813	6/23/2023	7/3/2023

The Inspire ETFs
EXPENSE EXAMPLES (Unaudited)
May 31, 2023

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2022 through May 31, 2023.

Actual Expenses

The “Actual” lines in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $ 1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account Value	Account Value	During Period*	During Period**
Actual	12/1/2022	5/31/2023	12/1/22 - 5/31/2023	12/1/22 - 5/31/2023
BLES	$1,000.00	$973.10	$2.69	0.55%
ISMD	$1,000.00	$939.70	$2.42	0.50%
IBD	$1,000.00	$1,023.00	$2.18	0.43%
BIBL	$1,000.00	$968.40	$1.72	0.35%
WWJD	$1,000.00	$1,029.60	$3.41	0.67%
RISN	$1,000.00	$976.20	$3.41	0.69%
GLRY	$1,000.00	$970.40	$3.93	0.80%
FDLS	$1,000.00	$950.30	$2.16	0.82%

The Inspire ETFs
EXPENSE EXAMPLES (Unaudited)(Continued)
May 31, 2023

	Beginning	Ending	Expenses Paid	Expenses Paid
Hypothetical	Account Value	Account Value	During Period*	During Period**
(5% return before expenses)	12/1/2022	5/31/2023	12/1/22 - 5/31/2023	12/1/22 - 5/31/2023
BLES	$1,000.00	$1,022.20	$2.76	0.55%
ISMD	$1,000.00	$1,022.44	$2.52	0.50%
IBD	$1,000.00	$1,022.78	$2.18	0.43%
BIBL	$1,000.00	$1,023.19	$1.77	0.35%
WWJD	$1,000.00	$1,021.57	$3.40	0.67%
RISN	$1,000.00	$1,021.48	$3.49	0.69%
GLRY	$1,000.00	$1,020.94	$4.03	0.80%
FDLS	$1,000.00	$1,011.34	$2.23	0.82%

*	Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio net of waived/reimbursed fees, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365). “Hypothetical” expense information is presented on the basis of the full one-half year period to enable a comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period but is multiplied by 182/365 (to reflect the full half-year period).

**	Annualized.

The Inspire ETFs
SUPPLEMENTAL INFORMATION (Unaudited)
May 31, 2023

Renewal of the Investment Advisory Agreement with Inspire Investing, LLC

In connection with the meeting of the Board of Trustees (the “Board”) of Northern Lights Fund Trust IV (the “Trust”) held on January 20, 2023, (the “Meeting”), the Board, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement (the “Inspire Advisory Agreement”) between Inspire Investing, LLC (“Inspire”) and the Trust, with respect to the Inspire 100 ETF (“Inspire 100”), Inspire Corporate Bond ETF (“Inspire CB”), Inspire Global Hope ETF (“Inspire GH”), Inspire Faithward Mid Cap Momentum ETF (“Faithward MCM”), Inspire International ETF (“Inspire Int’l”), Inspire Small/Mid Cap ETF (“Inspire SMC”) and Inspire Tactical Balanced ETF (“Inspire TB”) (collectively the “Inspire ETFs”). In considering the renewal of the Inspire Advisory Agreement, the Board received materials specifically relating to the Inspire Advisory Agreement.

Nature, Extent and Quality of Services. The Board reviewed the responsibilities and business experience of the key professionals at Inspire that were providing advisory services to the Inspire ETFs. The Board noted that a portfolio manager was eliminated from Inspire’s team as a cost-cutting measure during the past year. The Board recalled that Inspire provided the Inspire ETFs with portfolio design and trade order management among other services. The Board noted that Inspire executed the Trust’s valuation policies and procedures with respect to the Inspire ETFs. The Board observed that Inspire hired an additional contractor to assist with strengthening Inspire’s cybersecurity policies, including enhancing its phishing simulations and employee trainings. The Board commented that Inspire selected broker-dealers on the basis of best execution and that it evaluated brokers on a semi-annual basis. The Board discussed that Inspire reviewed pre-trade compliance checklists before executing any trades to ensure those trade would not cause any Inspire ETF to violate its investment restrictions or policies. The Board reviewed Inspire’s assessment of the Inspire ETFs as exchange-traded products and noted Inspire’s opinion that each Inspire ETF was performing as Inspire expected. The Board remarked that Inspire reported no data security incidents or compliance issues since the last recent renewal of the advisory agreement, and that a lawsuit brought against one of Inspire’s affiliates was settled out of court. The Board observed that Inspire reported a pending SEC examination and that Inspire had provided responses to all SEC requests. The Board concluded that it could expect Inspire to continue providing quality services to the Inspire ETFs and its shareholders.

Performance.

Inspire 100—The Board noted that Inspire 100 had underperformed its peer group, Morningstar category and the S&P 500 Total Return Index across all periods, but had outperformed its benchmark index across all periods. The Board observed that Inspire 100 was designed to fully replicate the benchmark, and that Inspire attributed Inspire 100’s bottom quartile ranking against its peer group and Morningstar category to its tilt to the smaller side of the large capitalization universe. The Board remarked that Inspire expected this tilt to help Inspire 100’s relative performance as the market recovered over the next two years. The Board concluded that Inspire 100’s returns were satisfactory.

The Inspire ETFs
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
May 31, 2023

Inspire CB—The Board observed that Inspire CB had outperformed its peer group, Morningstar category and the Bloomberg US Aggregate Bond Index over the 1-year and 3-year periods, and the Bloomberg US Aggregate Bond Index over the 5 -year and since inception periods. The Board concluded that Inspire had provided reasonable returns for Inspire CB’s shareholders.

Faithward MCM—The Board commented that Faithward MCM underperformed its peer group, Morningstar category and the S&P Mid Cap 400 Total Return Index over the 1-year and since inception periods. The Board observed that Inspire expected the momentum factors used to manage Faithward MCM to outperform the broader market as the economy recovered. The Board determined that Inspire should be afforded the chance to manage Faithward MCM over a full market cycle.

Inspire GH—The Board discussed that Inspire GH had outperformed or was on par with its peer group across all periods and had outperformed its Morningstar category across all periods. The Board noted that inspire GH had outperformed the S&P 500 Global 1200 Total Return Index over the 3-year, 5-year and since inception periods. The Board concluded that Inspire had provided reasonable returns for Inspire GH’s shareholders.

Inspire Int’l—The Board recognized that Inspire Int’l had outperformed its peer group, Morningstar category and the S&P International 700 Net Return Index across all periods. The Board concluded that Inspire had provided reasonable returns for the shareholders of Inspire Int’l.

Inspire SMC—The Board remarked that Inspire SMC had outperformed its peer group over the 1-year and 3-year periods, and was on par with its peer group over the since inception period. The Board observed that Inspire SMC had outperformed its Morningstar category over the 1-year period and slightly trailed the category over the 3-year period. The Board concluded that Inspire SMC’s returns were satisfactory.

Inspire TB—The Board noted that Inspire TB was on par with its peer group, Morningstar category and the S&P Target Risk Moderate Total Return index over the 1-year period and had outperformed the index over the since inception period. The Board concluded that Inspire TB’s returns were satisfactory.

Fees and Expenses. The Board compared each Inspire ETF’s advisory fee and net expense ratio with its peer group and Morningstar category. The Board concluded in each case that Inspire’s advisory fee was not unreasonable.

Inspire 100—The Board noted that Inspire 100’s advisory fee was on par with the peer group median and Morningstar category average. The Board observed that Inspire 100’s expense ratio was below the peer group average.

Inspire CB—The Board observed that Inspire CB’s advisory fee and expense ratio was the high of its peer group and Morningstar category. The Board considered Inspire’s explanation that Inspire CB was comparatively smaller than the other funds in its peer group and had a biblically responsible investing mandate.

The Inspire ETFs
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
May 31, 2023

Faithward MCM—The Board remarked that Faithward MCM’s advisory fee was the lowest of its peer group and the low of the Morningstar category. The Board noted that Faithward MCM’s net expense ratio was on par with the averages of its peer group and Morningstar category.

Inspire GH—The Board discussed that Inspire GH’s advisory fee was below the averages and medians of the Morningstar category and peer group and Inspire GH’s net expense ratio was on par with the peer group median.

Inspire Int’l—The Board noted that the advisory fee for Inspire Int’l was on par with its peer group average. The Board discussed that its net expense ratio was the high of the peer group but well below the high of the Morningstar category. The Board considered that Inspire expected the net expense ratio to decrease as the assets of Inspire Int’l continued to grow.

Inspire SMC—The Board recognized that Inspire SMC’s advisory fee was on par with the peer group average and that its net expense ratio, although higher than the peer group and Morningstar category averages and medians, was below the highs of each.

Inspire TB—The Board discussed that Inspire TB’s advisory fee was equal to the peer group and Morningstar category medians, but that its net expense ratio was the high of the peer group and Morningstar category. The Board considered that Inspire expected the net expense ratio to decrease as the assets of Inspire TB continued to grow.

Economies of Scale. The Board considered whether economies of scale had been reached with respect to the management of the Inspire ETFs. The Board noted that Inspire had indicated a willingness to continue to evaluate the appropriateness of breakpoints when an Inspire ETF reached higher asset levels. The Board agreed to monitor and revisit the issue at the appropriate time.

Profitability. The Board reviewed the profitability analysis provided by Inspire for each of the Inspire ETFs. The Board observed that Inspire was operating at a loss with respect to Faithward MCM, but was otherwise earning a reasonable profit with respect to the all other Inspire ETFs. The Board determined that excessive profitability was not an issue for Inspire with respect to any Inspire ETF as this time.

Conclusion. Having requested such information from Inspire as the Board believed to be reasonably necessary to evaluate the terms of the Inspire Advisory Agreement, and with the advice of independent counsel, the Board determined that renewal of the Inspire Advisory Agreement with Inspire was in the best interests of the Inspire ETFs and their shareholders.

The Inspire ETFs
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
May 31, 2023

Renewal of Investment Sub-Advisory Agreement between Inspire Investing, LLC and SevenOneSeven Capital Management, Ltd.

In connection with the Meeting, the Board, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment sub-advisory agreement between Inspire and SevenOneSeven Capital Management, Ltd. (“SevenOneSeven”) with respect to Faithward MCM (the “SevenOneSeven Sub-Advisory Agreement”). In considering the renewal of the SevenOneSeven Sub-Advisory Agreement, the Board received materials specifically relating to the SevenOneSeven Sub-Advisory Agreement.

Nature, Extent and Quality of Services. The Board reviewed the responsibilities and experience of the key personnel at SevenOneSeven who were servicing Faithward MCM. The Board acknowledged that SevenOneSeven conducted research through its proprietary screening methodology that assessed a company’s financial health, earnings growth, valuation and relative strength and that SevenOneSeven used Bloomberg analytics to construct strategic and tactical portfolio allocations at the sector, industry and company level. The Board recognized that SevenOneSeven conducted regular cybersecurity testing and reported no material cybersecurity incidents. The Board discussed that SevenOneSeven monitored compliance with Faithward MCM on a routine basis and had no material compliance issues to report. The Board observed that SevenOneSeven was undergoing an SEC examination, but was not a party to any litigation or administrative action. The Board concluded that it could expect SevenOneSeven to continue providing satisfactory service to Faithward MCM and its shareholders.

Performance. The Board commented that Faithward MCM underperformed its peer group, Morningstar category and the S&P Mid Cap 400 Total Return Index over the 1-year and since inception periods. The Board observed that the adviser expected the momentum factors used to manage Faithward MCM to outperform the broader market as the economy recovered. The Board determined that SevenOneseven should be afforded the chance to manage Faithward MCM over a full market cycle.

Fees and Expenses. The Board observed that SevenOneSeven’s sub-advisory fee for Faithward MCM was lower than the average fee for its other accounts. The Board concluded that the sub-advisory fee was not unreasonable.

Economies of Scale. The Board considered whether SevenOneSeven had realized economies of scale with respect to the sub-advisory services provided to Faithward MCM. The Board agreed that this was primarily an advisor-level issue and should be considered with respect to the overall management agreement taking into consideration the impact of the sub-advisory expense. The Board concluded that, based on the current size of Faithward MCM, it was unlikely that SevenOneSeven was benefitting from any material economies of scale.

Profitability. The Board reviewed a profitability analysis provided by SevenOneSeven and observed that SevenOneSeven was sub- advising Faithward MCM at a loss. The Board determined that excessive profitability was therefore not an issue for SevenOneSeven at this time.

The Inspire ETFs
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
May 31, 2023

Conclusion. Having requested such information from SevenOneSeven as the Board believed to be reasonably necessary to evaluate the terms of the SevenOneSeven Sub-Advisory Agreement, and with the advice of independent counsel, the Board determined that renewal of the SevenOneSeven Sub-Advisory Agreement between Inspire and SevenOneSeven was in the best interests of Faithward MCM and its shareholders.

PRIVACY NOTICE

Northern Lights Fund Trust IV

Rev. April 2021

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST IV DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust IV chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust IV share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-631-490-4300

PRIVACY NOTICE

Northern Lights Fund Trust IV

What we do:
How does Northern Lights Fund Trust IV protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust IV collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust IV does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877 -658-9473 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

PREMIUM/DISCOUNT INFORMATION

Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund during the past calendar year can be found at www.inspireetf.com.

INVESTMENT ADVISER
Inspire Investing, LLC
3597 E Monarch Sky Lane, Suite 330
Meridian, ID 83646

INVESTMENT SUB-ADVISER
Seven One Seven Capital Management LTD
1755 Oregon Pike
Lancaster, PA 17601

ADMINISTRATOR
Ultimus Fund Solutions, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022-3474

INSPIRE-SA23

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. - Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 8/8/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 8/8/23

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 8/8/23